UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd, Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Eric Wietsma

100 Bright Meadow Blvd, Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: 860-562-1000

Date of fiscal year end: 9/30/13

Date of reporting period: 6/30/13

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 102.5%
Certificates of Deposit — 2.6%
Bank of Nova Scotia 0.453% 9/16/13	$2,000,000	$2,000,908
Bank of Nova Scotia 0.697% 10/18/13	4,900,000	4,907,014
Bank of Nova Scotia 0.773% 12/13/13	3,000,000	3,007,231

		9,915,153

Commercial Paper — 71.7%
7-Eleven (a) 0.101% 7/08/13	7,000,000	6,999,825
7-Eleven (a) 0.120% 7/15/13	2,500,000	2,499,867
Anheuser-Busch InBev Worldwide, Inc. (a) 0.170% 7/15/13	8,000,000	7,999,396
Anheuser-Busch InBev Worldwide, Inc. (a) 0.170% 7/24/13	1,500,000	1,499,823
Baker Hughes, Inc. (a) 0.160% 8/29/13	2,500,000	2,499,322
Baker Hughes, Inc. (a) 0.170% 7/23/13	7,000,000	6,999,207
Basin Electric Power Cooperative (a) 0.130% 7/10/13	5,500,000	5,499,782
Basin Electric Power Cooperative (a) 0.130% 7/16/13	4,500,000	4,499,724
BMW US Capital LLC (a) 0.090% 7/16/13	2,000,000	1,999,915
BMW US Capital LLC (a) 0.100% 7/01/13	2,000,000	1,999,989
BMW US Capital LLC (a) 0.110% 7/01/13	3,000,000	2,999,982
BMW US Capital LLC (a) 0.130% 9/12/13	2,550,000	2,549,309
BP Capital Markets PLC (a) 0.110% 8/07/13	4,300,000	4,299,488
BP Capital Markets PLC (a) 0.190% 8/07/13	4,600,000	4,599,053
Brown-Forman Corp. (a) 0.150% 7/05/13	855,000	854,979
Brown-Forman Corp. (a) 0.170% 7/15/13	1,665,000	1,664,874
Brown-Forman Corp. (a) 0.182% 7/18/13	7,500,000	7,499,287
Commonwealth Bank of Australia (a) 0.325% 11/01/13	8,000,000	8,003,099
ConocoPhillips Qatar Funding Ltd. (a) 0.120% 8/02/13	1,500,000	1,499,830

	Principal Amount	Value
ConocoPhillips Qatar Funding Ltd. (a) 0.120% 8/05/13	$8,000,000	$7,999,013
Dover Corp. (a) 0.090% 7/01/13	9,500,000	9,499,952
E.I. Dupont (a) 0.060% 7/11/13	3,175,000	3,174,936
Emerson Electric Co. (a) 0.100% 8/22/13	9,500,000	9,498,575
Google, Inc. (a) 0.142% 7/09/13	10,500,000	10,499,592
Henkel Corp. (a) 0.120% 8/02/13	9,000,000	8,998,980
Honeywell International, Inc. (a) 0.120% 9/26/13	5,400,000	5,398,398
Illinois Tool Works, Inc. (a) 0.081% 7/03/13	8,375,000	8,374,926
International Business Machines Corp. (a) 0.050% 7/05/13	2,500,000	2,499,979
JP Morgan Chase & Co. 0.100% 7/01/13	2,000,000	1,999,989
L’oreal USA, Inc. (a) 0.080% 7/09/13	1,000,000	999,978
National Rural Utilities Cooperative Finance Corp. 0.100% 7/08/13	2,000,000	1,999,950
National Rural Utilities Cooperative Finance Corp. 0.101% 7/02/13	8,000,000	7,999,933
Nestle Capital Corp. (a) 0.120% 9/05/13	1,500,000	1,499,660
Nestle Capital Corp. (a) 0.150% 9/17/13	1,200,000	1,199,600
Nestle Capital Corp. (a) 0.150% 11/01/13	3,000,000	2,998,437
Nestle Capital Corp. (a) 0.160% 11/13/13	500,000	499,696
Nestle Capital Corp. (a) 0.172% 8/26/13	350,000	349,904
Nestle Capital Corp. (a) 0.315% 8/27/13	610,000	609,690
NSTAR Electric Co. 0.170% 7/03/13	10,000,000	9,999,811
Paccar Financial Corp. 0.080% 7/24/13	3,000,000	2,999,833
Paccar Financial Corp. 0.130% 8/30/13	5,100,000	5,098,858
Paccar Financial Corp. 0.130% 9/04/13	1,000,000	999,758
PepsiCo, Inc. (a) 0.070% 7/26/13	5,000,000	4,999,737

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Precision Castparts Corp. (a) 0.080% 7/01/13	$8,500,000	$8,499,962
Precision Castparts Corp. (a) 0.100% 7/08/13	1,000,000	999,975
Reckitt Benckiser Treasury Services PLC (a) 0.150% 9/06/13	5,300,000	5,298,476
Roche Holding, Inc. (a) 0.095% 7/19/13	9,500,000	9,499,499
Rockwell Automation, Inc. (a) 0.150% 7/10/13	9,729,000	9,728,554
Sanofi (a) 0.150% 7/15/13	10,500,000	10,499,300
Unilever Capital Corp. (a) 0.070% 7/03/13	7,000,000	6,999,946
Union Bank NA 0.160% 7/25/13	5,600,000	5,599,353
Union Bank NA 0.182% 7/01/13	4,900,000	4,899,951
Wal-Mart Stores, Inc. (a) 0.050% 7/08/13	6,500,000	6,499,919
Wal-Mart Stores, Inc. (a) 0.060% 7/08/13	2,928,000	2,927,956
Wells Fargo Bank NA 0.256% 4/17/14	8,000,000	8,000,000
Wisconsin Electric Power Corp. 0.170% 7/01/13	9,450,000	9,449,911

		275,568,738

Corporate Debt — 11.4%
Berkshire Hathaway Finance Corp. FRN 0.609% 1/10/14	9,000,000	9,020,449
Cisco Systems, Inc. FRN 0.523% 3/14/14	9,025,000	9,044,997
Coca-Cola Co., The FRN 0.223% 3/14/14	8,000,000	8,000,637
General Electric Capital Corp. FRN 0.392% 12/20/13	1,500,000	1,501,170
General Electric Capital Corp. FRN 0.910% 4/07/14	7,000,000	7,036,111
Procter & Gamble Co., The FRN 0.175% 2/14/14	3,000,000	2,999,691
Procter & Gamble Co., The FRN 0.193% 2/06/14	6,200,000	6,199,731

		43,802,786

Discount Notes — 4.6%
Federal Farm Credit Discount Notes 0.125% 12/12/13	1,100,000	1,099,366
Federal Home Loan Bank Discount Notes 0.105% 11/22/13	832,000	831,646

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.130% 7/24/13	$2,154,000	$2,153,805
Federal Home Loan Mortgage Corp. 0.110% 1/15/14	400,000	399,755
Federal Home Loan Mortgage Corp. 0.120% 2/03/14	400,000	399,708
Federal Home Loan Mortgage Corp. 0.120% 2/04/14	550,000	549,597
Federal Home Loan Mortgage Corp. 0.120% 2/11/14	1,373,000	1,371,961
Federal Home Loan Mortgage Corp. 0.130% 2/03/14	988,000	987,219
Federal Home Loan Mortgage Corp. 0.135% 11/05/13	600,000	599,710
Federal Home Loan Mortgage Corp. 0.150% 10/15/13	1,100,000	1,099,505
Federal Home Loan Mortgage Corp. 0.160% 2/04/14	1,800,000	1,798,240
Federal National Mortgage Association 0.110% 12/16/13	2,200,000	2,198,857
Federal National Mortgage Association 0.115% 1/21/14	700,000	699,539
Federal National Mortgage Association 0.135% 9/16/13	2,100,000	2,099,378
Federal National Mortgage Association 0.140% 7/31/13	173,000	172,978
Federal National Mortgage Association 0.150% 10/01/13	284,000	283,889
Federal National Mortgage Association 0.160% 1/09/14	920,000	919,207

		17,664,360

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	13,444	13,444

U.S. Treasury Bonds & Notes — 12.2%
U.S. Treasury Note 0.125% 8/31/13	12,500,000	12,499,172
U.S. Treasury Note 0.250% 3/31/14	4,000,000	4,003,243
U.S. Treasury Note 0.750% 9/15/13	5,000,000	5,006,324
U.S. Treasury Note 1.250% 2/15/14	15,000,000	15,104,334
U.S. Treasury Note 1.750% 1/31/14	5,000,000	5,046,521

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.875% 2/28/14	$5,000,000	$5,058,316

		46,717,910

TOTAL SHORT-TERM INVESTMENTS (Cost $393,682,391)		393,682,391

TOTAL INVESTMENTS — 102.5% (Cost $393,682,391) (b)		393,682,391

Other Assets/(Liabilities) — (2.5)%		(9,527,024)

NET ASSETS — 100.0%		$384,155,367

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $216,521,391 or 56.36% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 66.2%

CORPORATE DEBT — 39.5%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$1,515,000	$1,635,005

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	740,000	780,227

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	550,000	562,668

Auto Manufacturers — 0.3%
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,585,463

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	911,000	997,545

Banks — 1.4%
Associated Banc-Corp. 1.875% 3/12/14	310,000	310,546
Capital One Financial Corp. 2.125% 7/15/14	300,000	303,516
Capital One Financial Corp. 7.375% 5/23/14	270,000	285,351
First Horizon National Corp. 5.375% 12/15/15	1,288,000	1,391,667
ICICI Bank Ltd. (a) 5.500% 3/25/15	4,130,000	4,300,098
Regions Financial Corp. 5.750% 6/15/15	209,000	225,459
Regions Financial Corp. 7.750% 11/10/14	705,000	761,809
Zions Bancorp. 6.000% 9/15/15	365,000	377,211

		7,955,657

Beverages — 0.3%
Constellation Brands, Inc. 8.375% 12/15/14	1,385,000	1,495,800

Building Materials — 1.4%
CRH America, Inc. 5.300% 10/15/13	1,675,000	1,696,206
Lafarge North America, Inc. 6.875% 7/15/13	1,250,000	1,253,125
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,171,500
Masco Corp. 4.800% 6/15/15	1,090,000	1,117,250
Masco Corp. 7.125% 8/15/13	400,000	402,000

	Principal Amount	Value
Owens Corning, Inc. 6.500% 12/01/16	$1,815,000	$2,026,057

		7,666,138

Chemicals — 1.9%
Ashland, Inc. (a) 3.000% 3/15/16	1,286,000	1,292,430
Cabot Corp. 5.000% 10/01/16	875,000	963,874
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,950,000	3,082,514
LyondellBasell Industries NV 5.000% 4/15/19	450,000	489,643
NOVA Chemicals Corp. 8.625% 11/01/19	425,000	465,906
RPM International, Inc. 6.125% 10/15/19	850,000	976,235
RPM International, Inc. 6.250% 12/15/13	2,300,000	2,348,972
Yara International ASA (a) 5.250% 12/15/14	995,000	1,047,691

		10,667,265

Commercial Services — 0.7%
Brambles USA, Inc. (a) 3.950% 4/01/15	660,000	689,217
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	465,000	485,925
Equifax, Inc. 4.450% 12/01/14	2,280,000	2,381,970
The Western Union Co. 5.930% 10/01/16	420,000	466,768

		4,023,880

Computers — 0.4%
Affiliated Computer Services, Inc. 5.200% 6/01/15	1,145,000	1,214,185
Hewlett-Packard Co. 2.125% 9/13/15	370,000	374,472
Hewlett-Packard Co. 2.200% 12/01/15	675,000	685,466

		2,274,123

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.000% 3/01/18	295,000	294,576
Arrow Electronics, Inc. 3.375% 11/01/15	935,000	967,711

		1,262,287

Diversified Financial — 7.6%
Citigroup, Inc. 5.500% 10/15/14	320,000	336,571
Citigroup, Inc. 5.500% 2/15/17	2,500,000	2,733,922

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 6.375% 8/12/14	$2,270,000	$2,395,486
CNH Capital LLC (a) 3.625% 4/15/18	265,000	252,413
CNH Capital LLC 3.875% 11/01/15	450,000	452,250
CNH Capital LLC 6.250% 11/01/16	510,000	543,150
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,105,064
Ford Motor Credit Co. LLC 2.750% 5/15/15	650,000	659,094
Ford Motor Credit Co. LLC 3.000% 6/12/17	550,000	551,159
Ford Motor Credit Co. LLC 3.875% 1/15/15	835,000	860,671
Ford Motor Credit Co. LLC 8.700% 10/01/14	1,125,000	1,221,042
Ford Motor Credit Co. LLC 12.000% 5/15/15	580,000	683,923
General Motors Financial Co., Inc. (a) 2.750% 5/15/16	400,000	393,500
The Goldman Sachs Group, Inc. 1.600% 11/23/15	655,000	656,495
The Goldman Sachs Group, Inc. 3.300% 5/03/15	1,500,000	1,546,085
The Goldman Sachs Group, Inc. 5.150% 1/15/14	1,075,000	1,097,681
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	703,083
Hyundai Capital America (a) 3.750% 4/06/16	2,315,000	2,401,998
International Lease Finance Corp. FRN 2.224% 6/15/16	1,800,000	1,786,500
International Lease Finance Corp. 3.875% 4/15/18	270,000	253,800
International Lease Finance Corp. 5.625% 9/20/13	300,000	302,100
International Lease Finance Corp. 5.750% 5/15/16	1,958,000	2,012,107
Janus Capital Group, Inc. 6.700% 6/15/17	2,532,000	2,827,175
JP Morgan Chase & Co. 3.450% 3/01/16	2,365,000	2,466,898
JP Morgan Chase & Co. 5.125% 9/15/14	2,300,000	2,413,077
Lazard Group LLC 6.850% 6/15/17	490,000	548,086
Lazard Group LLC 7.125% 5/15/15	805,000	874,117
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,338,576
Merrill Lynch & Co., Inc. 6.050% 5/16/16	2,025,000	2,192,684

	Principal Amount	Value
Morgan Stanley 2.875% 7/28/14	$1,500,000	$1,527,705
Morgan Stanley 3.800% 4/29/16	2,500,000	2,600,153
Morgan Stanley 6.000% 4/28/15	950,000	1,018,556

		42,755,121

Electric — 1.8%
Ameren Corp. 8.875% 5/15/14	3,511,000	3,742,357
CMS Energy Corp. 2.750% 5/15/14	1,575,000	1,597,261
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	927,000
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	3,005,000	3,260,425
Kansas Gas & Electric Co. 5.647% 3/29/21	341,451	356,718
Kiowa Power Partners LLC (a) 4.811% 12/30/13	31,976	32,162
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	88,713	90,357
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	310,667	338,621

		10,344,901

Electronics — 0.5%
Avnet, Inc. 5.875% 3/15/14	1,890,000	1,948,906
Avnet, Inc. 6.625% 9/15/16	595,000	666,409
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	464,325

		3,079,640

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	465,000	472,402

Foods — 0.4%
TreeHouse Foods, Inc. 7.750% 3/01/18	875,000	926,406
Tyson Foods, Inc. 6.600% 4/01/16	1,360,000	1,536,169

		2,462,575

Forest Products & Paper — 0.3%
Domtar Corp. 7.125% 8/15/15	750,000	813,593
Domtar Corp. 10.750% 6/01/17	939,000	1,181,739

		1,995,332

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	$350,000	$339,383

Health Care – Products — 0.2%
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,323,447

Health Care – Services — 0.2%
WellPoint, Inc. 1.875% 1/15/18	1,055,000	1,032,997

Holding Company – Diversified — 0.4%
Leucadia National Corp. 7.000% 8/15/13	460,000	462,760
Leucadia National Corp. 8.125% 9/15/15	1,700,000	1,906,125

		2,368,885

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	135,000	143,326

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	300,000	303,669

Insurance — 0.9%
American International Group, Inc. 3.000% 3/20/15	1,750,000	1,803,496
American International Group, Inc. 3.650% 1/15/14	120,000	121,734
Genworth Financial, Inc. 5.750% 6/15/14	2,325,000	2,418,830
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	538,477
Willis Group Holdings PLC 4.125% 3/15/16	75,000	78,512

		4,961,049

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	880,000	1,015,334

Investment Companies — 0.2%
Xstrata Finance Canada (a) 2.850% 11/10/14	550,000	559,911
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	500,000	500,158

		1,060,069

Iron & Steel — 0.6%
ArcelorMittal 4.250% 2/25/15	1,500,000	1,511,250
ArcelorMittal 9.500% 2/15/15	1,290,000	1,409,325

	Principal Amount	Value
Reliance Steel & Aluminum Co. 6.200% 11/15/16	$499,000	$557,141

		3,477,716

Leisure Time — 0.4%
Harley-Davidson Financial Services, Inc. (a) 3.875% 3/15/16	2,300,000	2,438,674

Lodging — 0.3%
Wyndham Worldwide Corp. 2.950% 3/01/17	448,000	453,433
Wynn Las Vegas LLC 7.750% 8/15/20	975,000	1,082,640

		1,536,073

Machinery – Diversified — 0.2%
Roper Industries, Inc. 1.850% 11/15/17	1,125,000	1,107,173

Manufacturing — 1.7%
Bombardier, Inc. (a) 4.250% 1/15/16	1,059,000	1,082,828
Harsco Corp 2.700% 10/15/15	1,763,000	1,775,346
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	1,779,000	1,898,666
SPX Corp. 7.625% 12/15/14	337,000	357,220
Textron, Inc. 6.200% 3/15/15	2,500,000	2,691,062
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,691,254

		9,496,376

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	354,168

Mining — 1.0%
Rio Tinto Finance USA PLC 1.375% 6/17/16	1,929,000	1,917,386
Vale Overseas Ltd. 6.250% 1/11/16	3,330,000	3,672,560

		5,589,946

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc. 4.750% 1/15/16	300,000	315,378
Pitney Bowes, Inc. 5.750% 9/15/17	395,000	426,803
Xerox Corp. 4.250% 2/15/15	250,000	261,174
Xerox Corp. 8.250% 5/15/14	1,755,000	1,864,614

		2,867,969

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.7%
Chesapeake Energy Corp. 3.250% 3/15/16	$1,700,000	$1,691,500
Chesapeake Energy Corp. 9.500% 2/15/15	660,000	729,300
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	105,000	92,006
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	1,003,097
Newfield Exploration Co. 6.875% 2/01/20	550,000	566,500
Petrobras International Finance Co. 2.875% 2/06/15	1,900,000	1,917,125
Tesoro Corp. 9.750% 6/01/19	400,000	442,000
Transocean, Inc. 4.950% 11/15/15	2,509,000	2,691,131
Transocean, Inc. 5.050% 12/15/16	200,000	217,485

		9,350,144

Oil & Gas Services — 0.3%
Superior Energy Services, Inc. 7.125% 12/15/21	923,000	996,840
Weatherford International Ltd. 5.500% 2/15/16	600,000	649,358

		1,646,198

Pharmaceuticals — 1.1%
AbbVie, Inc. (a) 1.750% 11/06/17	500,000	489,858
Express Scripts Holding Co. 2.100% 2/12/15	2,500,000	2,542,462
Mylan, Inc. (a) 7.625% 7/15/17	340,000	376,452
Mylan, Inc. (a) 7.875% 7/15/20	2,200,000	2,538,686

		5,947,458

Pipelines — 0.3%
Energy Transfer Partners LP FRN (a) 1.000% 8/23/13	575,000	517,500
Enogex LLC (a) 6.875% 7/15/14	930,000	969,040
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	289,137

		1,775,677

Real Estate — 1.9%
Colonial Realty LP 6.250% 6/15/14	2,225,000	2,327,717
ProLogis LP 5.625% 11/15/15	2,090,000	2,263,606
ProLogis LP, Series A 5.750% 4/01/16	2,000,000	2,195,626

	Principal Amount	Value
ProLogis LP 5.900% 8/15/13	$1,350,000	$1,357,483
Regency Centers LP 5.250% 8/01/15	2,220,000	2,387,654

		10,532,086

Real Estate Investment Trusts (REITS) — 4.4%
American Tower Corp. 4.625% 4/01/15	2,430,000	2,567,910
Boston Properties LP 5.625% 4/15/15	3,000,000	3,235,569
DDR Corp. 7.500% 7/15/18	2,400,000	2,862,396
DDR Corp. 9.625% 3/15/16	145,000	172,666
Developers Diversified Realty Corp. 5.500% 5/01/15	1,995,000	2,134,846
Duke Realty LP 5.950% 2/15/17	1,494,000	1,657,863
Duke Realty LP 8.250% 8/15/19	550,000	685,399
Federal Realty Investment Trust 6.200% 1/15/17	2,100,000	2,371,612
HCP, Inc. 6.000% 1/30/17	1,450,000	1,626,582
Highwoods Realty LP 5.850% 3/15/17	710,000	776,092
Kimco Realty Corp. 5.190% 10/01/13	750,000	757,369
Realty Income Corp. 2.000% 1/31/18	205,000	198,922
Realty, Inc. 5.950% 9/15/16	1,750,000	1,965,246
UDR, Inc. 5.250% 1/15/15	1,650,000	1,741,055
UDR, Inc. 5.250% 1/15/16	1,500,000	1,620,049
Ventas Realty LP/Ventas Capital Corp. 3.125% 11/30/15	500,000	523,239

		24,896,815

Retail — 0.7%
Best Buy Co., Inc. 3.750% 3/15/16	1,450,000	1,446,375
Best Buy Co., Inc. 7.250% 7/15/13	550,000	550,687
Macy’s Retail Holdings, Inc. 5.750% 7/15/14	1,681,000	1,761,873
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	250,000	299,185

		4,058,120

Savings & Loans — 0.6%
Glencore Funding LLC (a) 1.700% 5/27/16	938,000	909,590

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC (a) 6.000% 4/15/14	$2,325,000	$2,406,538

		3,316,128

Software — 0.3%
ManTech International Corp. 7.250% 4/15/18	1,250,000	1,300,000
Oracle Corp. 1.200% 10/15/17	600,000	582,733

		1,882,733

Telecommunications — 1.4%
CenturyLink, Inc. 5.000% 2/15/15	1,910,000	1,995,950
MetroPCS Wireless, Inc. 7.875% 9/01/18	139,000	148,035
Qwest Corp. 8.375% 5/01/16	975,000	1,131,429
Telecom Italia Capital 6.175% 6/18/14	1,098,000	1,136,428
Telefonica Emisiones SAU 6.421% 6/20/16	331,000	363,429
Virgin Media Finance PLC 8.375% 10/15/19	822,000	891,870
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,270,000	2,332,425

		7,999,566

Transportation — 1.1%
Asciano Finance (a) 3.125% 9/23/15	4,285,000	4,378,649
Asciano Finance (a) 5.000% 4/07/18	388,000	412,204
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,280,195

		6,071,048

Trucking & Leasing — 0.6%
GATX Corp. 3.500% 7/15/16	105,000	109,820
GATX Corp. 8.750% 5/15/14	695,000	741,272
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	550,000	568,316
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.750% 5/11/17	1,910,000	1,998,433

		3,417,841

TOTAL CORPORATE DEBT (Cost $220,892,255)		222,326,097

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.5%
Louisiana State Public Facilities Authority FRN 1.201% 4/26/27	$500,000	$501,710
North Carolina State Education Assistance Authority FRN 1.176% 1/26/26	800,000	803,912
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.725% 1/25/21	185,254	185,402
State of California 5.950% 4/01/16	245,000	273,778
State of Illinois 5.365% 3/01/17	1,200,000	1,305,912

		3,070,714

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,924,303)		3,070,714

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.7%
Automobile ABS — 3.5%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	619,319	621,050
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.743% 3/15/20	474,724	476,182
Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A (a) 1.850% 11/20/14	290,000	291,083
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	800,000	814,341
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	685,506	686,542
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	2,235,000	2,232,296
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	775,000	774,768
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	476,077	474,937
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.943% 11/07/23	1,017,663	1,022,438
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.943% 9/15/21	803,147	807,309

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	$2,150,000	$2,138,205
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (a) 2.200% 9/16/19	1,000,000	1,012,714
DT Auto Owner Trust, Series 2013-1A, Class A (a) 0.750% 5/16/16	970,000	968,630
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (a) 1.140% 11/20/17	897,703	902,123
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	531,324	532,440
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	330,269	332,161
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	576,927	574,670
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	287,576	289,649
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	700,541	699,138
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (a) 3.740% 2/25/17	450,000	477,802
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	300,000	320,105
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	77,026	77,318
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	680,580	681,662
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	340,000	347,093
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class B (a) 2.320% 4/15/15	1,750,000	1,754,536
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	612,355	614,606

		19,923,798

	Principal Amount	Value
Commercial MBS — 4.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	$825,000	$928,000
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.395% 2/10/51	1,275,000	1,475,649
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	829,817
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	523,219
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	787,513
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	706,762
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.766% 4/12/38	534,327	544,870
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.941% 9/11/38	900,000	969,592
COMM, Series 2007-C9, Class A4 VRN 5.993% 12/10/49	1,055,000	1,198,812
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.965% 6/10/46	400,000	427,888
Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 1.000% 7/10/38	715,000	782,873
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	719,954	726,835
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	412,402	417,461
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	525,000	552,645
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	900,679	952,562

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.056% 7/10/38	$1,122,000	$1,243,572
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,313,961
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	930,156
ML-CFC Commercial Mortgage, Series 2007-9, Class AM VRN 5.856% 9/12/49	680,000	751,983
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	280,917	284,824
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	493,320
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	579,922	594,972
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.459% 1/11/43	400,000	465,774
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	575,000	583,028
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	612,179	605,445
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.526% 8/15/39	603,610	628,626
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.526% 8/15/39	450,000	481,906
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,596,391
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	545,434	545,762
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	871,782
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	418,856

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	$475,000	$502,760

		24,137,616

Home Equity ABS — 2.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.463% 8/25/35	318,838	312,212
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.523% 11/25/35	448,792	411,157
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.543% 9/25/35	237,111	231,092
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.553% 7/25/35	143,554	141,533
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.563% 11/25/34	224,759	218,833
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.853% 6/25/35	409,491	405,111
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.780% 8/28/44	49,664	49,244
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.838% 4/25/35	27,066	26,982
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.603% 12/25/33	119,414	116,930
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.623% 7/25/35	295,000	283,369
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.643% 8/25/35	455,731	425,835
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.653% 9/25/34	83,223	82,431
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.483% 7/25/36	604,744	594,671
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.613% 5/25/36	770,000	724,523
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.623% 5/25/35	829,550	801,472

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.433% 1/25/36	$316,139	$287,515
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.573% 9/25/35	23,313	23,267
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.623% 4/25/35	291,578	278,700
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.363% 8/25/36	273,085	256,978
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.373% 7/25/36	146,013	144,490
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.633% 10/25/35	396,818	389,362
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.722% 1/20/34	549,853	473,383
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.973% 12/25/32	504,583	482,773
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.473% 8/25/45	2,198	2,160
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.943% 2/25/35	201,806	199,399
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.018% 6/25/35	954,274	900,108
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.393% 8/25/36	601,448	565,361
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.930% 6/28/35	706,549	682,843
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.693% 7/25/35	751,960	727,727
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.493% 6/25/35	226,661	225,880
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	410	423
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.663% 5/25/35	245,135	240,140
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.453% 9/25/35	537,166	506,073

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.573% 8/25/35	$495,617	$476,849
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.693% 3/25/35	403,403	401,235
RAMP Series, Series 2005-EFC4, Class M1 FRN 0.603% 9/25/35	980,481	954,061
RASC, Series 2005-EMX4, Class M1 FRN 0.623% 11/25/35	755,000	737,761
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.383% 3/25/36	223,394	219,212
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.443% 1/25/36	124,414	122,183
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.533% 3/25/36	174,519	171,415
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.553% 8/25/35	369,437	356,860

		14,651,553

Manufactured Housing ABS — 0.0%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.453% 7/07/30	263,491	237,531

Other ABS — 4.0%
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.943% 12/15/42	474,162	461,340
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.373% 8/18/21	919,697	897,444
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	632,906	681,481
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.527% 7/15/24	785,128	805,647
Drug Royalty II LP, Series 2012-1, Class A1 FRN (a) 4.277% 1/15/25	564,941	573,415
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	429,279	423,867
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	338,185	338,323

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	$682,256	$685,241
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.443% 6/02/17	575,000	583,708
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2 (a) 1.147% 5/16/44	590,000	589,370
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	720,000	718,286
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	162,113	159,552
Icon Brands Holdings LLC, Series 2013-1A, Class A (a) (b) 4.352% 1/25/43	555,000	555,000
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	1,180,281	1,180,281
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	847,270	881,138
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.138% 4/25/35	1,948,863	1,910,808
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	1,610,310	1,610,310
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	385,723	385,815
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (c) 0.872% 6/20/14	1,600,000	1,566,080
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.693% 10/17/16	750,000	756,143
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.192% 9/20/19	1,164,946	1,163,237
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	371,678	378,756
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	247,242	254,685
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	284,798	293,533

	Principal Amount	Value
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.440% 5/15/20	$1,017,750	$1,008,511
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	618,333	630,886
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.593% 10/15/15	340,000	344,068
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.693% 7/15/41	905,514	923,658
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.370% 11/26/21	1,159,958	1,135,493
Triton Container Finance LLC, Series 2012-1A, Class A, ABS, 144A (a) 4.210% 5/14/27	749,000	752,387

		22,648,463

Student Loans ABS — 3.6%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.403% 8/25/26	195,449	192,080
Access Group, Inc., Series 2003-1, Class A2 FRN 0.533% 12/27/16	1,173,892	1,171,964
Access Group, Inc., Series 2004-A, Class A2 FRN 0.536% 4/25/29	798,549	769,538
Access Group, Inc., Series 2002-1, Class A4 1.693% 9/01/37	400,000	364,352
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.352% 12/26/18	215,150	214,982
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.693% 1/25/47	1,075,000	924,500
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.366% 12/28/21	518,254	516,847
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.433% 12/15/22	539,858	537,930
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.693% 6/15/43	450,000	439,245
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.694% 6/15/43	650,000	645,937

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	$300,000	$267,673
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.373% 8/25/25	1,647,319	1,636,331
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.393% 11/25/26	600,000	595,190
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.576% 10/28/41	565,097	555,679
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.792% 9/20/22	338,413	338,775
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.303% 3/25/26	147,046	146,800
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.383% 2/25/28	338,764	331,737
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 0.657% 2/25/39	100,000	92,629
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.657% 2/25/39	150,000	138,944
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.993% 4/25/46	303,110	305,498
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.376% 10/28/26	369,213	367,474
Northstar Education Finance, Inc., Series 2004-2 FRN 0.395% 4/28/16	358,828	358,400
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.483% 5/28/26	390,881	388,947
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.356% 1/25/18	497,523	496,456
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.397% 1/15/19	829,645	827,445
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.447% 7/15/36	1,810,000	1,761,078
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.450% 12/15/16	950,000	950,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.500% 12/15/16	$600,000	$600,000
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.923% 12/15/38	773,603	688,161
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.000% 12/15/16	350,000	350,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.293% 12/15/21	474,060	476,540
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.293% 8/15/23	558,948	562,143
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.593% 8/15/25	500,566	505,778
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.681% 12/15/16	125,000	125,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.684% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.843% 12/15/17	327,920	329,019
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.680% 6/17/30	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.380% 12/17/46	350,000	288,750
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.466% 10/28/28	195,062	194,028
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.726% 1/25/21	331,838	331,926
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.386% 7/27/20	182,364	182,112

		20,169,888

WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.102% 8/25/34	198,454	186,022
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	533,035	526,089
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	41,135	40,560

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	$20,060	$17,263
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.661% 8/25/34	29,900	27,698
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.382% 1/19/38	714,691	560,088
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.303% 5/25/37	773,087	498,168
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.424% 8/25/34	122,211	97,127
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.443% 8/25/36	209,684	192,023
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 1.836% 2/25/34	14,078	12,921
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 FRN 2.560% 2/25/34	306,688	308,119
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.641% 7/25/33	7,122	6,962
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	617	611
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	388,785	392,307
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.453% 7/25/35	98,389	96,025
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.690% 3/25/34	76,017	74,482
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.568% 4/25/44	190,459	175,855

		3,212,320

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.443% 11/25/37	455,682	433,743
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.765% 6/25/32	52,182	45,243

		478,986

	Principal Amount	Value

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $104,884,174)		$105,460,155

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.6%
Pass-Through Securities — 5.6%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.423% 3/01/37	986,520	1,055,518
Pool #E00856 7.500% 6/01/15	2,736	2,871
Federal National Mortgage Association Pool #725692 2.302% 10/01/33	232,335	244,838
Pool #775539 2.362% 5/01/34	237,866	251,665
Pool #888586 2.370% 10/01/34	507,484	536,319
Pool #AO8629 3.500% 7/01/42	2,952,978	3,002,809
Pool #AP6609 3.500% 9/01/42	1,121,970	1,140,904
Pool #745275 5.000% 2/01/36	2,133,455	2,298,381
Pool #684154 5.500% 2/01/18	18,628	19,841
Pool #702331 5.500% 5/01/18	294,667	314,671
Pool #725796 5.500% 9/01/19	1,367,547	1,470,368
Pool #844564 5.500% 12/01/20	292,974	314,179
Federal National Mortgage Association TBA Pool #5871 3.500% 11/01/25 (d)	11,000,000	11,441,718
Pool #5880 3.500% 2/01/42 (d)	500,000	506,367
Pool #44117 5.500% 1/01/35 (d)	3,300,000	3,579,082
Government National Mortgage Association Pool #82488 2.000% 3/20/40	608,928	636,242
Pool #707760 4.500% 6/15/41	1,162,530	1,235,824
Pool #507545 7.500% 8/15/29	35,253	41,338
Government National Mortgage Association II Pool #82462 3.500% 1/20/40	559,902	587,604

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association TBA Pool #6669 4.500% 7/01/39 (d)	$340,000	$360,692
Pool #20432 6.000% 7/01/35 (d)	2,000,000	2,205,625

		31,246,856

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $31,244,293)		31,246,856

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds & Notes — 1.9%
U.S. Treasury Inflation Index 0.125% 4/15/16	5,478,564	5,619,380
U.S. Treasury Note (e) 0.125% 12/31/13	75,000	75,000
U.S. Treasury Note (e) 0.625% 9/30/17	2,350,000	2,297,657
U.S. Treasury Note (e) 1.500% 8/31/18	275,000	275,767
U.S. Treasury Note 1.625% 8/15/22	2,750,000	2,580,059

		10,847,863

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,925,585)		10,847,863

TOTAL BONDS & NOTES (Cost $370,870,610)		372,951,685

TOTAL LONG-TERM INVESTMENTS (Cost $370,870,610)		372,951,685

SHORT-TERM INVESTMENTS — 37.4%
Commercial Paper — 37.4%
Albemarle Corp. (a) 0.390% 9/03/13	2,445,000	2,443,252
AT&T, Inc. (a) 0.518% 7/23/13	10,000,000	9,996,600
British Telecommunications PLC (a) 0.700% 4/08/14	7,000,000	6,961,481
Centrica PLC (a) 0.440% 9/26/13	4,000,000	3,995,649
Daimler Finance North America LLC (a) 0.530% 3/13/14	8,500,000	8,467,839
Devon Energy Corp. (a) 0.340% 7/23/13	2,000,000	1,999,547

	Principal Amount	Value
Devon Energy Corp. (a) 0.406% 8/13/13	$4,000,000	$3,998,000
Devon Energy Corp. (a) 0.406% 9/03/13	2,000,000	1,998,533
Devon Energy Corp. (a) 0.417% 8/26/13	3,000,000	2,998,018
DirecTV Holdings LLC (a) 0.400% 11/14/13	2,000,000	1,996,933
DirecTV Holdings LLC (a) 0.410% 12/12/13	3,000,000	2,994,328
DirecTV Holdings LLC (a) 0.440% 12/02/13	6,927,000	6,913,793
DTE Capital Corp. (a) 0.250% 7/01/13	3,030,000	3,029,958
Duke Energy Corp. (a) 0.315% 8/05/13	10,665,000	10,661,602
Elsevier Finance SA (a) 0.340% 8/19/13	3,400,000	3,398,362
ERAC USA Finance LLC (a) 0.390% 9/23/13	10,000,000	9,990,684
FMC Technologies, Inc. (a) 0.320% 8/09/13	1,215,000	1,214,557
FMC Technologies, Inc. (a) 0.370% 7/24/13	7,000,000	6,998,202
Glencore Funding LLC 0.600% 12/09/13	2,000,000	1,994,567
Hewlett-Packard Co. (a) 0.330% 7/26/13	4,100,000	4,098,985
Holcim US Finance Sarl & Cie (a) 0.450% 8/15/13	4,300,000	4,297,474
Holcim US Finance Sarl & Cie (a) 0.490% 7/11/13	6,000,000	5,999,020
Marriott International, Inc. (a) 0.330% 7/31/13	2,000,000	1,999,413
Marriott International, Inc. (a) 0.360% 8/30/13	1,400,000	1,399,132
Nabors Industries, Inc. (a) 0.320% 7/19/13	10,000,000	9,998,222
Noble Corp. (a) 0.335% 7/08/13	2,615,000	2,614,784
Noble Corp. (a) 0.350% 8/01/13	2,000,000	1,999,358
Noble Corp. (a) 0.360% 8/16/13	5,000,000	4,997,600
Pentair Finance (a) 0.320% 7/11/13	3,500,000	3,499,627
Pentair Finance (a) 0.340% 7/22/13	4,860,000	4,858,944
Southern Power Co. (a) 0.330% 8/20/13	10,000,000	9,995,234
Stanley Works (a) 0.410% 12/13/13	5,000,000	4,990,490

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Stanley Works (a) 0.420% 12/12/13	$5,000,000	$4,990,317
Talisman Energy, Inc. (a) 0.330% 7/25/13	5,000,000	4,998,808
Tesco Treasury Services PLC (a) 0.400% 8/22/13	3,800,000	3,797,720
Tesco Treasury Services PLC (a) 0.580% 2/21/14	7,200,000	7,172,508
Transcanada PipeLines, Ltd. (a) 0.300% 7/03/13	3,000,000	2,999,900
Vodafone Group PLC (a) 0.430% 10/21/13	1,000,000	998,638
Vodafone Group PLC (a) 0.570% 10/22/13	3,600,000	3,593,445
Vodafone Group PLC (a) 0.630% 4/07/14	3,400,000	3,383,221
Volvo Group Treasury NA (a) 0.360% 8/14/13	2,000,000	1,999,080
Volvo Group Treasury NA (a) 0.360% 8/15/13	8,500,000	8,496,005
Westar Energy, Inc. (a) 0.320% 7/08/13	1,415,000	1,414,887
Westar Energy, Inc. (a) 0.320% 7/12/13	4,000,000	3,999,538
Xstrata Finance Canada, Ltd. (a) 0.700% 12/12/13	10,000,000	9,967,722

		210,611,977

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	41,864	41,864

TOTAL SHORT-TERM INVESTMENTS (Cost $210,653,841)		210,653,841

TOTAL INVESTMENTS — 103.6% (Cost $581,524,451) (f)		583,605,526

Other Assets/(Liabilities) — (3.6)%		(20,268,609)

NET ASSETS — 100.0%		$563,336,917

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $303,833,394 or 53.93% of net assets.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $555,000 or 0.10% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2013, these securities amounted to a value of $1,566,080 or 0.28% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 136.9%

CORPORATE DEBT — 1.6%
Banks — 0.4%
Associated Banc-Corp. 1.875% 3/12/14	$850,000	$851,496
First Horizon National Corp. 5.375% 12/15/15	390,000	421,390

		1,272,886

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	700,000	713,510

Diversified Financial — 0.3%
Ford Motor Credit Co. LLC 12.000% 5/15/15	700,000	825,424

Oil & Gas — 0.3%
Transocean, Inc. 4.950% 11/15/15	675,000	723,999

Real Estate Investment Trusts (REITS) — 0.4%
DDR Corp. 9.625% 3/15/16	945,000	1,125,304

TOTAL CORPORATE DEBT (Cost $2,396,709)		4,661,123

MUNICIPAL OBLIGATIONS — 0.5%
Educational Funding of the South, Inc. FRN 0.574% 3/01/16	358,622	358,550
Educational Funding of the South, Inc. FRN 0.625% 9/01/17	545,000	541,981
Louisiana State Public Facilities Authority FRN 1.201% 4/26/27	340,000	341,163
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.725% 1/25/21	90,717	90,790

		1,332,484

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,333,991)		1,332,484

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.0%
Automobile ABS — 9.6%
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	386,981	387,497
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	1,050,567	1,053,504

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2 0.760% 10/08/15	$409,778	$409,552
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A3 1.270% 4/08/15	140,570	140,585
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	255,000	254,997
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.743% 3/15/20	318,345	319,322
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A (a) 2.370% 11/20/14	680,000	693,238
Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class A (a) 3.630% 8/20/14	51,667	51,809
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	324,713	325,204
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	1,205,000	1,203,542
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	435,000	434,870
CarNow Auto Receivables Trust, Series 2012-1, Class A (a) 2.090% 1/15/15	31,773	31,793
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	299,928	299,210
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.643% 5/07/24	750,000	750,853
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.943% 11/07/23	678,442	681,625
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.943% 9/15/21	785,912	789,984
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	551,076	548,439
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	563,682	566,312
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	1,165,000	1,158,609
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	633,556	650,120

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	$855,000	$858,560
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	1,150,000	1,161,975
DT Auto Owner Trust, Series 2013-1A, Class A (a) 0.750% 5/16/16	525,000	524,258
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	500,000	500,461
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	78,842	79,007
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	251,004	252,442
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	394,234	392,691
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	965,130	968,825
Exeter Automobile Receivables Trust, Series 2012-1A, Class A (a) 2.020% 8/15/16	1,642,718	1,646,487
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	606,845	605,910
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	755,000	751,810
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	527,223	531,023
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	41,331	41,488
Navistar Financial Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	1,025,000	1,029,178
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	526,901	527,738
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	255,000	260,320
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B (a) 1.660% 8/15/16	1,923,100	1,930,409

	Principal Amount	Value
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class B (a) 2.320% 4/15/15	$990,000	$992,566
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2 0.790% 8/17/15	353,241	353,877
Santander Drive Auto Receivables Trust, Series 2010-A, Class A3 (a) 1.830% 11/17/14	81,285	81,507
Santander Drive Auto Receivables Trust, Series 2010-3, Class B 2.050% 5/15/15	750,429	751,675
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	588,789	590,590
Santander Drive Auto Receivables Trust, Series 2010-2, Class B 2.240% 12/15/14	1,054,353	1,056,369
Santander Drive Auto Receivables Trust, Series 2011-2, Class B 2.660% 1/15/16	330,000	332,519
SNAAC Auto Receivables Trust, Series 2012-1A, Class A (a) 1.780% 6/15/16	134,726	134,575
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (a) 1.210% 8/15/15	267,856	267,991
United Auto Credit Securitization Trust, Series 2013-1, Class A2 (a) 0.950% 9/15/15	595,000	594,671
Westlake Automobile Receivables Trust, Series 2012-1A, Class A2 (a) 1.030% 3/15/16	458,592	457,909
Westlake Automobile Receivables Trust, Series 2011-1A, Class B (a) 2.600% 10/15/14	240,000	240,595

		28,668,491

Commercial MBS — 1.4%
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.766% 4/12/38	605,571	617,520
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	183,540	183,505
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	3,040,214	3,006,771
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	382,175	382,405

		4,190,201

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 2.5%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.463% 8/25/35	$167,196	$163,721
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.868% 4/25/35	135,259	134,443
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.553% 7/25/35	91,875	90,581
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.563% 11/25/34	200,686	195,395
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.780% 8/28/44	25,387	25,173
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.838% 4/25/35	14,227	14,183
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class 3A3 FRN 0.563% 1/25/36	604,264	585,486
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.653% 9/25/34	51,162	50,675
Countrywide Asset-Backed Certificates, Series 2005-BC4, Class M2 FRN 0.663% 8/25/35	464,169	453,384
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.483% 7/25/36	863,978	849,586
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.593% 4/25/35	10,321	10,308
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.613% 5/25/36	520,000	489,288
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.623% 5/25/35	457,099	441,627
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.373% 7/25/36	97,056	96,043
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.603% 11/25/35	177,525	176,305
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.633% 10/25/35	313,277	307,391

	Principal Amount	Value
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.973% 12/25/32	$363,300	$347,597
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.943% 2/25/35	61,289	60,558
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.018% 6/25/35	695,902	656,402
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.868% 3/25/35	729,202	718,756
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.930% 6/28/35	460,793	445,333
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.493% 6/25/35	152,481	151,956
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.663% 5/25/35	159,338	156,091
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.573% 8/25/35	278,784	268,227
Quest Trust, Series 2005-X1, Class M1 FRN (a) 0.693% 3/25/35	70,551	69,968
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.383% 3/25/36	109,782	107,727
Structured Asset Investment Loan Trust, Series 2005-HE1, Class A6 FRN 0.553% 7/25/35	279,883	281,046

		7,347,250

Other ABS — 9.2%
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.393% 12/15/41	957,174	889,773
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.943% 12/15/42	1,052,639	1,024,176
CIT Equipment Collateral, Series 2012-VT1, Class A2 (a) 0.850% 5/20/14	510,303	510,628
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.373% 8/18/21	1,628,152	1,588,757
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	449,331	449,331
Drug Royalty II LP, Series 2012-1, Class A1 FRN (a) 4.277% 1/15/25	995,371	1,010,302

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2 (a) 0.850% 11/21/14	$354,577	$354,436
GE Seaco Finance SRL, Series 2004-1A, Class A FRN (a) 0.493% 4/17/19	1,250,000	1,242,410
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	222,490	222,581
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	822,118	825,715
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.443% 6/02/17	375,000	380,679
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A1 (a) 0.898% 1/15/44	600,000	597,900
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	2,388,888	2,388,888
Macquarie Equipment Funding Trust, Series 2012-A, Class A2 (a) 0.610% 4/20/15	825,000	825,119
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	624,304	649,259
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.138% 4/25/35	1,068,201	1,047,343
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	867,459	867,459
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	1,053,300	1,053,552
Oxford Finance Funding Trust, Series 2012-1A, Class A (a) 3.900% 3/15/17	1,305,176	1,316,596
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.743% 2/15/18	2,100,000	2,100,057
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.893% 10/17/16	620,000	620,057
PFS Financing Corp., Series 2012-AA, Class A FRN (a) 1.393% 2/15/16	600,000	600,965
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.192% 9/20/19	666,143	665,166

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	$272,564	$277,754
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	598,011	610,956
TAL Advantage LLC, Series 2006-1A FRN (a) 0.382% 4/20/21	396,667	390,441
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.440% 5/15/20	2,685,250	2,660,873
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.593% 10/15/15	324,000	327,877
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.693% 7/15/41	539,455	550,264
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.370% 11/26/21	767,042	750,864
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	838,157	842,520

		27,642,698

Student Loans ABS — 13.1%
Access Group, Inc., Series 2005-1, Class A2 FRN 0.383% 3/23/20	419,245	417,460
Access Group, Inc., Series 2007-A, Class A2 FRN 0.403% 8/25/26	123,442	121,314
Access Group, Inc., Series 2005-2, Class A3 FRN 0.453% 11/22/24	324,132	319,306
Access Group, Inc., Series 2003-1, Class A2 FRN 0.533% 12/27/16	768,417	767,155
Access Group, Inc., Series 2004-A, Class A2 FRN 0.536% 4/25/29	502,313	484,064
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.352% 12/26/18	222,598	222,424
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.383% 9/25/23	100,458	100,324
Brazos Higher Education Authority, Series 2004-I, Class A2 FRN 0.433% 6/27/22	1,103,232	1,101,136
College Loan Corp. Trust, Series 2005-1, Class A2 FRN 0.376% 7/25/24	181,448	181,197

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.693% 1/25/47	$675,000	$580,500
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.366% 12/28/21	342,016	341,087
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.376% 12/28/21	96,006	95,878
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.486% 9/28/26	1,089,872	1,082,385
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.433% 12/15/22	1,321,275	1,316,555
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.693% 6/15/43	350,000	341,635
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.694% 6/15/43	1,150,000	1,142,813
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	200,000	178,449
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN 0.643% 6/25/22	959,238	955,675
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.343% 5/25/23	240,981	239,447
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.373% 8/25/25	1,081,053	1,073,842
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	325,000	301,520
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.393% 11/25/26	445,000	441,432
Higher Education Funding HEF, Series 2005-1, Class A2 FRN 0.373% 2/25/24	228,625	228,543
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.688% 1/01/44	275,000	254,087
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.698% 1/01/44	200,000	178,359
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.536% 10/25/32	4,159,259	4,129,347

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.576% 10/28/41	$2,484,150	$2,442,750
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.792% 9/20/22	237,238	237,492
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.303% 3/25/26	1,969,622	1,966,324
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.383% 2/25/28	176,499	172,838
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.403% 4/26/27	188,815	187,870
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.993% 4/25/46	159,532	160,788
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.376% 10/28/26	228,560	227,484
Northstar Education Finance, Inc., Series 2004-2 FRN 0.396% 4/28/16	239,218	238,933
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.483% 5/28/26	914,382	909,857
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.356% 1/25/18	375,907	375,100
Pennsylvania Higher Education Assistance Agency FRN 0.876% 4/25/19	1,602,800	1,604,435
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.397% 1/15/19	855,669	853,400
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.447% 7/15/36	1,370,000	1,332,971
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.386% 4/25/17	5,427	5,427
SLM Student Loan Trust, Series 2006-B, Class A3 FRN 0.413% 12/15/22	191,738	191,243
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.450% 12/15/16	1,025,000	1,025,000
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.453% 3/15/19	211,300	211,326

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.476% 1/25/16	$44,869	$44,779
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.493% 12/15/17	246,871	246,351
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.500% 12/15/16	450,000	450,000
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.776% 10/25/17	136,860	137,014
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 0.850% 12/15/16	300,000	300,000
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.923% 12/15/38	527,457	469,201
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.943% 10/16/23	428,027	428,185
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.000% 12/15/16	75,000	75,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.293% 12/15/21	389,638	391,676
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.293% 8/15/23	377,472	379,629
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.320% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2008-5, Class A2 FRN 1.376% 10/25/16	82,047	82,271
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.593% 8/15/25	357,547	361,270
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.643% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.681% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2003-10A, Class A1C FRN (a) 1.683% 12/15/16	150,000	150,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.684% 12/15/16	$325,000	$325,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.843% 12/15/17	280,897	281,839
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.680% 6/17/30	500,000	500,000
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.396% 7/28/26	343,041	339,005
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.466% 10/28/28	485,397	482,822
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.516% 4/30/29	463,336	462,081
South Carolina Student Loan Corp., Series 2006-1, Class A1 FRN 0.365% 12/02/19	824,875	819,414
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.726% 1/25/21	467,031	467,155
US Education Loan Trust IV LLC, Series 2007-1A, Class 1A3 FRN (a) 0.675% 9/01/22	1,184,813	1,183,877
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.386% 7/27/20	364,728	364,224

		39,279,965

WL Collateral CMO — 0.1%
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	228,697	230,769

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.443% 11/25/37	223,970	213,187

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $107,441,810)		107,572,561

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II, Pool #82462 FRN 3.500% 1/20/40	373,268	391,736

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $396,248)		391,736

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bonds & Notes — 98.7%
U.S. Treasury Inflation Index (b) 0.125% 4/15/16	$21,666,667	$22,223,565
U.S. Treasury Inflation Index (b) (c) 0.125% 4/15/17	17,595,378	18,053,139
U.S. Treasury Inflation Index (b) 0.125% 4/15/18	7,545,300	7,739,825
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	16,167,398	15,835,206
U.S. Treasury Inflation Index (b) 0.125% 7/15/22	14,415,654	14,090,177
U.S. Treasury Inflation Index (b) 0.125% 1/15/23	12,281,547	11,908,298
U.S. Treasury Inflation Index (b) (c) 0.500% 4/15/15	8,198,560	8,402,885
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	13,965,684	14,413,019
U.S. Treasury Inflation Index (b) 0.625% 2/15/43	5,583,365	4,695,699
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	8,598,799	7,569,626
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	12,454,217	13,319,199
U.S. Treasury Inflation Index 1.250% 4/15/14	4,626,201	4,689,450
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	12,241,698	13,297,544
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	5,090,237	5,559,496
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	7,119,280	7,756,677
U.S. Treasury Inflation Index 1.625% 1/15/15	6,333,288	6,585,138
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	5,805,666	6,354,934
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	2,553,161	2,860,539
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	6,355,327	7,165,135
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	8,266,344	8,877,921
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	6,508,904	7,516,261
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	5,897,806	6,669,587
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	4,163,927	5,060,470
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	3,106,175	3,782,010
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	3,459,540	3,834,686

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	$10,622,501	$12,654,055
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	6,405,915	7,712,619
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	7,254,702	8,019,282
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	6,249,833	7,708,782
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	6,407,020	7,268,463
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	2,823,416	3,965,796
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	5,751,320	7,982,205
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	7,964,367	11,478,644

		295,050,332

TOTAL U.S. TREASURY OBLIGATIONS (Cost $294,069,921)		295,050,332

TOTAL BONDS & NOTES (Cost $405,638,679)		409,008,236

TOTAL LONG-TERM INVESTMENTS (Cost $405,638,679)		409,008,236

SHORT-TERM INVESTMENTS — 41.2%
Commercial Paper — 40.7%
Albemarle Corp. (a) 0.390% 9/03/13	5,000,000	4,996,425
Archer Daniels Midland Co. (a) 0.427% 8/28/13	8,000,000	7,994,400
AT&T, Inc. (a) 0.518% 7/22/13	7,500,000	7,497,556
British Telecommunications PLC (a) 0.750% 3/10/14	2,500,000	2,486,771
Centrica PLC (a) 0.440% 9/26/13	2,500,000	2,497,281
Centrica PLC (a) 0.530% 1/07/14	2,500,000	2,492,933
Daimler Finance North America LLC (a) 0.530% 3/05/14	4,500,000	4,483,504
Devon Energy Corp. (a) 0.360% 9/13/13	500,000	499,620
Devon Energy Corp. (a) 0.406% 8/13/13	5,000,000	4,997,500
DIRECTV Holdings LLC (a) 0.440% 12/04/13	5,200,000	5,189,958
Duke Energy Corp. (a) 0.406% 9/10/13	5,000,000	4,995,944

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enbridge Energy Partners (a) 0.350% 7/29/13	$1,450,000	$1,449,577
Equifax, Inc. (a) 0.350% 7/15/13	750,000	749,883
ERAC USA Finance LLC (a) 0.370% 9/20/13	4,500,000	4,496,161
FMC Technologies, Inc. (a) 0.350% 8/02/13	500,000	499,835
Hewlett-Packard Co. (a) 0.330% 7/26/13	3,750,000	3,749,072
Holcim US Finance SARL & Cie (a) 0.450% 8/07/13	5,500,000	5,497,319
Marriott International, Inc. (a) 0.350% 8/16/13	5,000,000	4,997,667
Nabors Industries, Inc. (a) 0.320% 8/13/13	5,000,000	4,998,000
National Grid USA (a) 0.350% 8/20/13	5,500,000	5,497,220
Noble Corp. (a) 0.330% 8/02/13	5,000,000	4,998,442
Pacific Gas & Electric Co. (a) 0.345% 9/06/13	5,000,000	4,996,694
Stanley Works (a) 0.420% 12/12/13	8,500,000	8,483,538
Talisman Energy, Inc. (a) 0.350% 7/25/13	1,800,000	1,799,545
Tesco Treasury Services PLC (a) 0.470% 12/27/13	2,000,000	1,995,274
Tesco Treasury Services PLC (a) 0.580% 2/21/14	2,500,000	2,490,454
TransCanada PipeLines, Ltd. (a) 0.350% 7/16/13	500,000	499,917
Vodafone Group PLC (a) 0.630% 4/07/14	5,500,000	5,472,858
Volvo Group Treasury (a) 0.400% 7/29/13	5,000,000	4,998,333
Volvo Group Treasury (a) 0.400% 8/01/13	500,000	499,817
Xstrata Finance Canada, Ltd. (a) 0.700% 12/12/13	5,350,000	5,332,731

		121,634,229

Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	1,161,861	1,161,861

Time Deposits — 0.1%
Euro Time Deposit 0.010% 7/01/13	364,490	364,490

TOTAL SHORT-TERM INVESTMENTS (Cost $123,160,580)		123,160,580

Value
TOTAL INVESTMENTS — 178.1% (Cost $528,799,259) (e)	$532,168,816

Other Assets/(Liabilities) — (78.1)%	(233,352,861)

NET ASSETS — 100.0%	$298,815,955

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $187,045,446 or 62.60% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	Maturity value of $1,161,863. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $1,187,459.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	$3,326,700

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,326,700

TOTAL EQUITIES (Cost $3,250,000)		3,326,700

	Principal Amount
BONDS & NOTES — 99.5%

CORPORATE DEBT — 44.8%
Advertising — 0.5%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,600,000	1,554,872
WPP Finance 8.000% 9/15/14	4,405,000	4,753,925
WPP Finance 2010 4.750% 11/21/21	635,000	656,795

		6,965,592

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,592,123
Exelis, Inc. 4.250% 10/01/16	2,465,000	2,599,000
L-3 Communications Corp. 4.750% 7/15/20	105,000	110,125
United Technologies Corp. 6.125% 7/15/38	465,000	566,841

		4,868,089

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	775,000	661,350
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,826,114
Philip Morris International, Inc. 6.375% 5/16/38	225,000	267,404

		2,754,868

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	223,227	97,662

Auto Manufacturers — 0.3%
Volvo Treasury AB (a) 5.950% 4/01/15	4,000,000	4,299,560

	Principal Amount	Value
Automotive & Parts — 0.2%
Lear Corp. (a) 4.750% 1/15/23	$625,000	$593,750
Lear Corp. 8.125% 3/15/20	2,204,000	2,413,380

		3,007,130

Banks — 2.8%
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,152,902
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,671,371
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,048,926
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,728,188
Bank of America Corp. 5.875% 2/07/42	750,000	838,508
Bank of America Corp. Series L 5.650% 5/01/18	1,150,000	1,277,629
Capital One Financial Corp. 2.125% 7/15/14	850,000	859,961
Capital One Financial Corp. 7.375% 5/23/14	930,000	982,875
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,204,802
Credit Suisse New York 5.500% 5/01/14	585,000	608,841
Discover Bank 2.000% 2/21/18	1,920,000	1,858,330
Export-Import Bank of Korea 1.750% 2/27/18	705,000	664,285
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,046,390
First Horizon National Corp. 5.375% 12/15/15	2,576,000	2,783,335
FirstMerit Corp. 4.350% 2/04/23	645,000	639,580
HSBC Holdings PLC 6.500% 9/15/37	930,000	1,033,871
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,806,397
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,337,176
ICICI Bank Ltd. (a) 5.500% 3/25/15	3,224,000	3,356,784
KFW 2.125% 1/17/23	4,590,000	4,317,813
Morgan Stanley 4.875% 11/01/22	750,000	740,926
Regions Financial Corp. 5.750% 6/15/15	1,990,000	2,146,712

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UBS AG 5.750% 4/25/18	$1,500,000	$1,733,429
Wachovia Bank NA 6.600% 1/15/38	690,000	843,137
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,154,861
Wells Fargo & Co. 4.600% 4/01/21	345,000	375,951
Zions Bancorp. 6.000% 9/15/15	1,115,000	1,152,303

		40,365,283

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	119,000	153,331
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	815,000	737,919
Molson Coors Brewing Co. 5.000% 5/01/42	600,000	576,333

		1,467,583

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,593,504

Building Materials — 1.1%
CRH America, Inc. 8.125% 7/15/18	1,730,000	2,104,967
Lafarge North America, Inc. 6.875% 7/15/13	5,345,000	5,358,362
Lafarge SA (a) 6.200% 7/09/15	3,300,000	3,514,500
Masco Corp. 4.800% 6/15/15	2,510,000	2,572,750
Masco Corp. 7.125% 8/15/13	1,250,000	1,256,250
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,528,534

		16,335,363

Chemicals — 1.6%
Ashland, Inc. (a) 3.000% 3/15/16	3,706,000	3,724,530
Ashland, Inc. (a) 6.875% 5/15/43	1,503,000	1,533,060
Cabot Corp. 5.000% 10/01/16	2,440,000	2,687,831
CF Industries, Inc. 3.450% 6/01/23	457,000	439,184
Cytec Industries, Inc. 3.500% 4/01/23	520,000	496,796
Cytec Industries, Inc. 8.950% 7/01/17	450,000	540,078
The Dow Chemical Co. 8.550% 5/15/19	375,000	478,453

	Principal Amount	Value
Ecolab, Inc. 4.350% 12/08/21	$650,000	$686,217
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	964,201
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,352,000	2,457,652
Methanex Corp. 5.250% 3/01/22	550,000	576,540
NOVA Chemicals Corp. 8.625% 11/01/19	1,500,000	1,644,375
Rohm & Haas Co. 7.850% 7/15/29	1,000,000	1,301,679
RPM International, Inc. 6.125% 10/15/19	800,000	918,809
RPM International, Inc. 6.250% 12/15/13	3,815,000	3,896,229
Valspar Corp. 7.250% 6/15/19	650,000	786,385

		23,132,019

Commercial Services — 0.4%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,461,975
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	1,970,000	2,058,650
ERAC USA Finance Co. (a) 6.700% 6/01/34	355,000	400,512
The Western Union Co. 5.930% 10/01/16	1,405,000	1,561,450

		5,482,587

Computers — 0.7%
Apple, Inc. 1.000% 5/03/18	2,700,000	2,592,805
Apple, Inc. 2.400% 5/03/23	1,875,000	1,738,995
Apple, Inc. 3.850% 5/04/43	845,000	750,556
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	122,762
Hewlett-Packard Co. 2.125% 9/13/15	1,280,000	1,295,470
Hewlett-Packard Co. 2.200% 12/01/15	1,475,000	1,497,870
HP Enterprise Services LLC Series B 6.000% 8/01/13	1,646,000	1,652,571
International Business Machines Corp. 5.600% 11/30/39	825,000	949,371

		10,600,400

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	1,120,000	1,113,266
The Procter & Gamble Co. 5.800% 8/15/34	270,000	323,836

		1,437,102

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	$170,000	$167,266

Diversified Financial — 5.6%
American Express Co. 8.125% 5/20/19	610,000	788,311
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,809,926
Citigroup, Inc. 4.750% 5/19/15	590,000	623,985
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,078,078
Citigroup, Inc. 5.875% 5/29/37	550,000	595,921
Citigroup, Inc. 5.875% 1/30/42	800,000	880,234
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,126,389
Citigroup, Inc. 8.125% 7/15/39	225,000	297,166
Citigroup, Inc. 8.500% 5/22/19	688,000	866,899
CNH Capital LLC (a) 3.625% 4/15/18	902,000	859,155
CNH Capital LLC 6.250% 11/01/16	1,705,000	1,815,825
Eaton Vance Corp. 3.625% 6/15/23	707,000	682,131
Eaton Vance Corp. 6.500% 10/02/17	91,000	104,733
Ford Motor Credit Co. LLC 2.750% 5/15/15	2,200,000	2,230,778
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,850,000	1,853,900
Ford Motor Credit Co. LLC 3.875% 1/15/15	3,760,000	3,875,597
Ford Motor Credit Co. LLC 8.700% 10/01/14	3,100,000	3,364,650
General Electric Capital Corp. 2.150% 1/09/15	1,500,000	1,529,502
General Electric Capital Corp. 5.500% 1/08/20	600,000	676,492
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	1,842,439
General Motors Financial Co., Inc. (a) 2.750% 5/15/16	1,320,000	1,298,550
The Goldman Sachs Group, Inc. 1.600% 11/23/15	2,275,000	2,280,191
The Goldman Sachs Group, Inc. 3.625% 2/07/16	5,755,000	6,007,420
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	976,549

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.625% 1/15/17	$3,540,000	$3,836,599
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,764,821
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	473,273
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	497,633
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	528,472
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	578,766
Hyundai Capital America (a) 1.625% 10/02/15	995,000	991,779
Hyundai Capital America (a) 4.000% 6/08/17	1,000,000	1,035,948
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	1,941,100
International Lease Finance Corp. 5.750% 5/15/16	6,722,000	6,907,756
Janus Capital Group, Inc. 6.700% 6/15/17	2,500,000	2,791,445
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,570,683
JP Morgan Chase & Co. 5.600% 7/15/41	1,470,000	1,581,946
JP Morgan Chase & Co. 3.450% 3/01/16	2,460,000	2,565,992
Lazard Group LLC 6.850% 6/15/17	3,348,000	3,744,882
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,613,665
Leighton Finance USA Pty Ltd. (a) 5.950% 11/13/22	945,000	906,935
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	634,856
Morgan Stanley 3.800% 4/29/16	850,000	884,052
Morgan Stanley 4.200% 11/20/14	4,085,000	4,225,851
Morgan Stanley 5.450% 1/09/17	1,526,000	1,649,221
Morgan Stanley 5.625% 9/23/19	1,415,000	1,520,886
Morgan Stanley 5.750% 1/25/21	225,000	244,227
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	533,981

		82,489,590

Electric — 2.9%
The AES Corp. 7.750% 10/15/15	590,000	650,475

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ameren Corp. 8.875% 5/15/14	$3,375,000	$3,597,396
CMS Energy Corp. 2.750% 5/15/14	4,795,000	4,862,772
CMS Energy Corp. 5.050% 2/15/18	1,875,000	2,082,836
CMS Energy Corp. 6.875% 12/15/15	2,403,000	2,700,761
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	43,097
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,031,789
Georgia Power Co. 4.300% 3/15/42	717,000	657,545
IPALCO Enterprises, Inc. 5.000% 5/01/18	3,135,000	3,229,050
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	1,785,000	1,936,725
Kansas Gas & Electric Co. 5.647% 3/29/21	1,129,066	1,179,548
Kiowa Power Partners LLC (a) 4.811% 12/30/13	99,319	99,894
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	1,979,585
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,525,000	1,694,302
National Fuel Gas Co. 3.750% 3/01/23	985,000	947,902
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,256,376
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,461,137
NiSource Finance Corp. 4.800% 2/15/44	1,560,000	1,412,577
NiSource Finance Corp. 5.800% 2/01/42	1,625,000	1,673,674
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	90,632
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	176,063
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	907,802
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	392,923
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,223,210
Southern California Edison Co. 5.950% 2/01/38	820,000	990,555
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	1,470,000	1,408,898
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	332,318	338,477

	Principal Amount	Value
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	$889,395	$969,423
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,155,041
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,593,898

		42,744,363

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,919,000

Electronics — 0.8%
Agilent Technologies, Inc. 3.875% 7/15/23	1,206,000	1,164,702
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	768,891
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,293,255
Avnet, Inc. 4.875% 12/01/22	944,000	940,212
Avnet, Inc. 5.875% 3/15/14	3,570,000	3,681,266
Jabil Circuit, Inc. 7.750% 7/15/16	1,430,000	1,619,475
PerkinElmer, Inc. 5.000% 11/15/21	1,000,000	1,040,700
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,366,330

		11,874,831

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,755,000	1,782,938

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	750,000	775,031

Environmental Controls — 0.1%
Republic Services, Inc. 5.000% 3/01/20	40,000	43,789
Republic Services, Inc. 5.250% 11/15/21	795,000	872,843

		916,632

Foods — 0.8%
ConAgra Foods, Inc. (a) 4.950% 8/15/20	850,000	913,251
ConAgra Foods, Inc. (a) 6.625% 8/15/39	500,000	581,512
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,163,784
General Mills, Inc. 5.400% 6/15/40	65,000	71,942

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Foods, Inc. 4.125% 2/09/16	$1,580,000	$1,688,938
Kraft Foods, Inc. 6.500% 2/09/40	550,000	656,224
Safeway, Inc. 3.400% 12/01/16	830,000	865,209
TreeHouse Foods, Inc. 7.750% 3/01/18	3,050,000	3,229,188
Tyson Foods, Inc. 4.500% 6/15/22	1,300,000	1,328,371
Tyson Foods, Inc. 6.600% 4/01/16	1,675,000	1,891,973

		12,390,392

Forest Products & Paper — 0.4%
Domtar Corp. 9.500% 8/01/16	230,000	271,885
International Paper Co. 4.750% 2/15/22	700,000	736,601
International Paper Co. 7.300% 11/15/39	820,000	984,132
International Paper Co. 9.375% 5/15/19	290,000	379,045
The Mead Corp. 7.550% 3/01/47	1,460,000	1,540,173
Plum Creek Timberlands LP 3.250% 3/15/23	1,480,000	1,369,061

		5,280,897

Gas — 0.0%
Boston Gas Co. (a) 4.487% 2/15/42	700,000	672,696

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,163,599

Health Care – Products — 0.4%
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	3,980,803
Boston Scientific Corp. 5.450% 6/15/14	91,000	94,773
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,075,283
Covidien International Finance SA 6.550% 10/15/37	95,000	120,007
Johnson & Johnson 5.850% 7/15/38	245,000	301,267

		5,572,133

Health Care – Services — 0.6%
Cigna Corp. 5.125% 6/15/20	650,000	705,539
HCA, Inc. 8.500% 4/15/19	1,230,000	1,319,944

	Principal Amount	Value
Kaiser Foundation Hospitals 3.500% 4/01/22	$600,000	$593,369
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	336,695
UnitedHealth Group, Inc. 0.850% 10/15/15	1,000,000	1,001,304
UnitedHealth Group, Inc. 2.750% 2/15/23	1,245,000	1,158,800
UnitedHealth Group, Inc. 3.950% 10/15/42	550,000	473,220
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,217,578
WellPoint, Inc., Convertible (a) 2.750% 10/15/42	1,000,000	1,245,000

		9,051,449

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,370,576
Leucadia National Corp. 7.000% 8/15/13	636,000	639,816
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,861,490

		3,871,882

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	870,000	833,820
Whirlpool Corp. 5.150% 3/01/43	295,000	279,257
Whirlpool Corp. 8.600% 5/01/14	460,000	488,370

		1,601,447

Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	565,000	532,052
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	885,962

		1,418,014

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	1,250,000	1,224,958
Toro Co. 7.800% 6/15/27	773,000	937,935

		2,162,893

Insurance — 2.8%
Aflac, Inc. 8.500% 5/15/19	585,000	747,712
The Allstate Corp. 5.550% 5/09/35	875,000	987,836
American International Group, Inc. 3.000% 3/20/15	2,000,000	2,061,138

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American International Group, Inc. 3.650% 1/15/14	$325,000	$329,696
The Chubb Corp. VRN 6.375% 4/15/17	1,424,000	1,523,680
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,210,810
Genworth Financial, Inc. 5.750% 6/15/14	1,744,000	1,814,383
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,902,967
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	1,650,000	1,749,709
ING US, Inc. (a) 5.500% 7/15/22	900,000	957,374
ING US, Inc. VRN (a) 5.650% 5/15/53	1,510,000	1,419,400
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	706,000	682,156
Lincoln National Corp. 4.300% 6/15/15	600,000	636,313
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,730,880
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	987,320
MetLife Capital Trust IV (a) 7.875% 12/15/32	2,695,000	3,209,494
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	802,465
The Progressive Corp. 3.750% 8/23/21	40,000	40,764
The Progressive Corp. VRN 6.700% 6/15/17	2,589,000	2,796,120
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,239,755
Prudential Financial, Inc. 4.500% 11/15/20	700,000	746,103
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,211,318
Prudential Financial, Inc. VRN 5.200% 3/15/44	2,380,000	2,249,100
Prudential Financial, Inc. 6.200% 11/15/40	500,000	571,155
Prudential Financial, Inc. VRN 8.875% 6/15/68	1,930,000	2,316,000
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	882,309
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,901,980
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,170,000	1,345,761

	Principal Amount	Value
The Travelers Cos., Inc. 6.250% 6/15/37	$775,000	$935,541
Willis Group Holdings PLC 4.125% 3/15/16	300,000	314,050
Willis North America, Inc. 7.000% 9/29/19	706,000	810,849

		41,114,138

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	3,085,000	3,559,439

Investment Companies — 0.3%
Xstrata Finance Canada (a) 2.850% 11/10/14	1,800,000	1,832,436
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	1,700,000	1,700,537
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	1,023,000	1,115,945

		4,648,918

Iron & Steel — 1.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	876,117
ArcelorMittal 4.250% 8/05/15	4,107,000	4,148,070
ArcelorMittal 5.750% 8/05/20	1,700,000	1,683,000
ArcelorMittal 9.500% 2/15/15	3,080,000	3,364,900
Carpenter Technology Corp. 4.450% 3/01/23	1,500,000	1,462,163
Cliffs Natural Resources, Inc. 3.950% 1/15/18	1,500,000	1,433,112
Gerdau Trade, Inc. (a) 4.750% 4/15/23	1,615,000	1,477,725
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,066,923
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,860,511
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,596,777

		19,969,298

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	1,100,000	1,062,512

Lodging — 1.1%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,590,000
Hyatt Hotels Corp. 3.375% 7/15/23	750,000	699,191
Marriott International, Inc. 3.250% 9/15/22	2,000,000	1,862,228

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott International, Inc. 5.810% 11/10/15	$425,000	$461,692
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,511,056
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	305,000	360,621
Wyndham Worldwide Corp. 2.500% 3/01/18	1,605,000	1,576,291
Wyndham Worldwide Corp. 2.950% 3/01/17	550,000	556,670
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	10,041
Wynn Las Vegas LLC 7.750% 8/15/20	3,450,000	3,830,880

		15,458,670

Machinery – Diversified — 0.2%
Roper Industries, Inc. 3.125% 11/15/22	1,525,000	1,441,207
Xylem, Inc. 3.550% 9/20/16	1,265,000	1,329,982
Xylem, Inc. 4.875% 10/01/21	585,000	621,110

		3,392,299

Manufacturing — 1.4%
Bombardier, Inc. (a) 4.250% 1/15/16	1,750,000	1,789,375
Carlisle Cos., Inc. 3.750% 11/15/22	1,270,000	1,212,004
General Electric Co. 4.125% 10/09/42	2,120,000	1,972,650
Harsco Corp 2.700% 10/15/15	4,868,000	4,902,091
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,137,062
SPX Corp. 7.625% 12/15/14	1,105,000	1,171,300
Textron, Inc. 4.625% 9/21/16	5,000,000	5,409,340
Textron, Inc. 6.200% 3/15/15	3,000,000	3,229,275

		20,823,097

Media — 0.8%
CBS Corp. 7.875% 7/30/30	970,000	1,235,907
Comcast Corp. 6.400% 5/15/38	1,035,000	1,235,351
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	2,100,000	2,126,250
Grupo Televisa SAB 6.625% 1/15/40	164,000	180,851

	Principal Amount	Value
NBCUniversal Media LLC 6.400% 4/30/40	$100,000	$119,591
News America, Inc. 6.900% 8/15/39	525,000	617,456
Time Warner Cable, Inc. 4.000% 9/01/21	900,000	861,886
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	668,158
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	282,939
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	448,029
Time Warner, Inc. 4.700% 1/15/21	900,000	963,074
Time Warner, Inc. 6.100% 7/15/40	950,000	1,037,219
Time Warner, Inc. 6.250% 3/29/41	15,000	16,551
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,341,567

		11,134,829

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	705,000	745,338

Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc. (a) 2.375% 3/15/18	810,000	770,372
Freeport-McMoRan Copper & Gold, Inc. (a) 5.450% 3/15/43	1,210,000	1,067,042
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,850,000	1,660,216
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,816,744
Vale Overseas Ltd. 6.875% 11/10/39	490,000	494,597
Vulcan Materials Co. 6.500% 12/01/16	810,000	876,825

		6,685,796

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.750% 1/15/16	1,140,000	1,198,436
Pitney Bowes, Inc. 5.750% 9/15/17	1,025,000	1,107,528
Xerox Corp. 4.250% 2/15/15	800,000	835,757

		3,141,721

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	108,014

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 3.5%
Anadarko Petroleum Corp. 6.450% 9/15/36	$900,000	$1,042,869
Chesapeake Energy Corp. 3.250% 3/15/16	3,350,000	3,333,250
Chesapeake Energy Corp. 9.500% 2/15/15	4,450,000	4,917,250
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	315,450
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	3,530,000	3,324,819
Conoco, Inc. 6.950% 4/15/29	230,000	292,952
ConocoPhillips 6.500% 2/01/39	675,000	849,152
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,186,474
Devon Energy Corp. 6.300% 1/15/19	660,000	764,710
EQT Corp. 4.875% 11/15/21	835,000	859,038
KazMunayGas National Co. JSC (a) 4.400% 4/30/23	1,565,000	1,451,538
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,466,364
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,184,491
Newfield Exploration Co. 6.875% 2/01/20	1,700,000	1,751,000
Nexen, Inc. 7.500% 7/30/39	145,000	177,085
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	212,100
Petrobras Global Finance BV 2.000% 5/20/16	1,480,000	1,449,269
Petrobras Global Finance BV 3.000% 1/15/19	825,000	766,331
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,311,753
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	2,207,925
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,799,850
Phillips 66 4.300% 4/01/22	800,000	826,580
Phillips 66 5.875% 5/01/42	700,000	771,569
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,527,868
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,373,620

	Principal Amount	Value
Rosneft Oil Co. via Rosneft International Finance Ltd. (a) 3.149% 3/06/17	$1,300,000	$1,280,500
Rowan Cos., Inc. 4.875% 6/01/22	2,700,000	2,786,014
Rowan Cos., Inc. 5.000% 9/01/17	1,000,000	1,080,798
Shell International Finance BV 5.500% 3/25/40	450,000	522,853
Talisman Energy, Inc. 5.500% 5/15/42	900,000	881,195
Tesoro Corp. 9.750% 6/01/19	1,950,000	2,154,750
Transocean, Inc. 4.950% 11/15/15	3,455,000	3,705,802
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,631,137
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,330,544

		51,536,900

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,200,402
Superior Energy Services, Inc. 7.125% 12/15/21	2,520,000	2,721,600
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	988,637
Weatherford International Ltd. 5.950% 4/15/42	700,000	661,619
Weatherford International Ltd. 6.000% 3/15/18	725,000	814,147

		6,386,405

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (a) 5.350% 4/01/20	685,000	751,096
Sonoco Products Co. 4.375% 11/01/21	800,000	818,960

		1,570,056

Pharmaceuticals — 0.8%
AbbVie, Inc. (a) 4.400% 11/06/42	750,000	696,647
McKesson Corp. 4.750% 3/01/21	850,000	934,112
McKesson Corp. 6.000% 3/01/41	800,000	935,563
Merck Sharp & Dohme Corp. 5.850% 6/30/39	255,000	301,440
Mylan, Inc. (a) 7.625% 7/15/17	800,000	885,769
Mylan, Inc. (a) 7.875% 7/15/20	4,250,000	4,904,279

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pfizer, Inc. 7.200% 3/15/39	$970,000	$1,299,749
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	630,000	744,597
Zoetis, Inc. (a) 3.250% 2/01/23	625,000	593,823

		11,295,979

Pipelines — 2.0%
Alliance Pipeline LP (a) 6.996% 12/31/19	785,445	893,582
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	1,008,498
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	709,425
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	754,774
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	90,274
DCP Midstream Operating LLC 3.875% 3/15/23	225,000	211,024
Duke Energy Field Services LLC (a) 5.375% 10/15/15	500,000	538,138
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	3,082,158
Energy Transfer Partners LP FRN 1.000% 8/19/13	2,000,000	1,800,000
Enogex LLC (a) 6.875% 7/15/14	3,300,000	3,438,531
Enterprise Products Operating LP 3.200% 2/01/16	600,000	629,830
Enterprise Products Operating LP 5.950% 2/01/41	630,000	686,359
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	912,620
Kern River Funding Corp. (a) 4.893% 4/30/18	1,713,548	1,848,962
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	638,825
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	76,850
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,094,606
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,337,597
ONEOK Partners LP 3.250% 2/01/16	600,000	625,761
ONEOK Partners LP 6.125% 2/01/41	1,500,000	1,548,306
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	968,146

	Principal Amount	Value
TransCanada PipeLines Ltd. 6.200% 10/15/37	$840,000	$982,457
The Williams Cos., Inc. 3.700% 1/15/23	830,000	771,139
Williams Partners LP 5.250% 3/15/20	2,045,000	2,197,768

		29,845,630

Real Estate — 0.2%
AMB Property LP 4.500% 8/15/17	1,050,000	1,114,190
Colonial Realty LP 6.250% 6/15/14	1,460,000	1,527,401
Post Apartment Homes LP 3.375% 12/01/22	600,000	560,575

		3,202,166

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp. 4.500% 1/15/18	1,900,000	2,026,365
Boston Properties LP 4.125% 5/15/21	840,000	862,512
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,171,497
DDR Corp. 4.750% 4/15/18	1,400,000	1,504,307
DDR Corp. 7.875% 9/01/20	1,600,000	1,951,613
DDR Corp. 9.625% 3/15/16	1,730,000	2,060,081
Duke Realty LP 8.250% 8/15/19	1,975,000	2,461,205
ERP Operating LP 4.625% 12/15/21	600,000	635,552
Federal Realty Investment Trust 5.900% 4/01/20	455,000	522,182
HCP, Inc. 2.625% 2/01/20	1,415,000	1,325,578
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,842,026
Liberty Property LP 3.375% 6/15/23	975,000	904,228
Simon Property Group LP 5.650% 2/01/20	225,000	257,071
UDR, Inc. 5.130% 1/15/14	429,000	438,524
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	800,000	806,856

		19,769,597

Retail — 1.0%
Best Buy Co., Inc. 7.250% 7/15/13	2,340,000	2,342,925
CVS Caremark Corp. 6.125% 9/15/39	895,000	1,045,875

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust (a) 5.926% 1/10/34	$2,321,444	$2,589,529
The Home Depot, Inc. 5.950% 4/01/41	800,000	953,079
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	860,000	1,029,196
McDonald’s Corp. 6.300% 10/15/37	645,000	806,838
O’Reilly Automotive, Inc. 3.850% 6/15/23	759,000	737,075
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	931,603
QVC, Inc. (a) 4.375% 3/15/23	1,140,000	1,063,359
QVC, Inc. 5.125% 7/02/22	750,000	757,904
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,405,738

		14,663,121

Savings & Loans — 0.5%
First Niagara Financial Group, Inc. 7.250% 12/15/21	1,400,000	1,609,866
Glencore Funding LLC (a) 1.700% 5/27/16	1,593,000	1,544,751
Glencore Funding LLC (a) 2.500% 1/15/19	1,841,000	1,665,569
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,411,713
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	41

		7,231,940

Semiconductors — 0.4%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,624,833
Intel Corp., Convertible 2.950% 12/15/35	1,525,000	1,659,391
Micron Technology, Inc., Convertible (a) 2.125% 2/15/33	1,752,000	2,545,875

		5,830,099

Software — 0.3%
CA, Inc. 5.375% 12/01/19	2,115,000	2,300,048
ManTech International Corp. 7.250% 4/15/18	1,770,000	1,840,800
Microsoft Corp. 3.000% 10/01/20	525,000	535,696

		4,676,544

Telecommunications — 2.3%
America Movil SAB de CV 5.000% 3/30/20	730,000	783,502

	Principal Amount	Value
America Movil SAB de CV 6.125% 3/30/40	$760,000	$821,892
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,684,876
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,154,001
British Telecom PLC STEP 9.625% 12/15/30	1,050,000	1,580,716
CenturyLink, Inc. 6.150% 9/15/19	760,000	790,400
CenturyLink, Inc. 7.650% 3/15/42	2,000,000	1,900,000
Cisco Systems, Inc. 5.500% 1/15/40	485,000	550,116
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	402,309
Embarq Corp. 7.082% 6/01/16	561,000	628,620
Embarq Corp. 7.995% 6/01/36	200,000	211,029
Juniper Networks, Inc. 4.600% 3/15/21	700,000	718,301
Juniper Networks, Inc. 5.950% 3/15/41	1,000,000	1,026,459
Rogers Communications, Inc. 7.500% 8/15/38	160,000	211,618
Telecom Italia Capital 6.000% 9/30/34	153,000	138,741
Telecom Italia Capital 6.175% 6/18/14	1,186,000	1,227,508
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,250,000	1,222,397
Telefonica Emisiones SAU 3.192% 4/27/18	4,000,000	3,874,432
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,959,478
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	670,114
Verizon Communications, Inc. 8.750% 11/01/18	1,180,000	1,537,941
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,278,689
Virgin Media Finance PLC 8.375% 10/15/19	4,900,000	5,316,500
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,753,700
WCP Wireless Site Funding (a) 4.141% 11/15/40	1,643,903	1,699,719

		34,143,058

Transportation — 0.7%
Asciano Finance (a) 3.125% 9/23/15	1,300,000	1,328,411

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Asciano Finance (a) 4.625% 9/23/20	$845,000	$851,490
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,752,929
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,243,211
Con-way, Inc. 7.250% 1/15/18	1,760,000	2,000,238
CSX Corp. 7.250% 5/01/27	733,000	899,615
Norfolk Southern Corp. 2.903% 2/15/23	116,000	109,400
Norfolk Southern Corp. 4.837% 10/01/41	19,000	18,940
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	549,459
Union Pacific Corp. 4.000% 2/01/21	700,000	750,150

		9,503,843

Trucking & Leasing — 1.0%
GATX Corp. 2.375% 7/30/18	1,175,000	1,155,071
GATX Corp. 3.500% 7/15/16	1,650,000	1,725,745
GATX Corp. 3.900% 3/30/23	735,000	717,575
GATX Corp. 4.750% 5/15/15	905,000	951,855
GATX Corp. 4.750% 6/15/22	1,200,000	1,235,404
GATX Corp. 8.750% 5/15/14	2,385,000	2,543,791
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	5,020,000	5,106,243
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	1,800,000	1,859,942

		15,295,626

TOTAL CORPORATE DEBT (Cost $640,519,321)		656,056,828

MUNICIPAL OBLIGATIONS — 1.1%
JobsOhio Beverage System Series B 4.532% 1/01/35	5,550,000	5,230,042
New York City Municipal Water Finance Authority 5.882% 6/15/44	390,000	445,883
State of California 5.950% 4/01/16	895,000	1,000,127
State of California BAB 7.550% 4/01/39	505,000	676,215

	Principal Amount	Value
State of California BAB 7.600% 11/01/40	$3,925,000	$5,315,392
State of Illinois 5.365% 3/01/17	2,910,000	3,166,837

		15,834,496

TOTAL MUNICIPAL OBLIGATIONS (Cost $16,303,837)		15,834,496

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.2%
Automobile ABS — 0.7%
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	2,352,367	2,355,924
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.943% 9/15/21	199,925	200,961
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	905,410	929,080
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	1,800,000	1,818,743
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	1,899,053	1,891,621
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	127,750	128,234
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	965,984	967,520
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	1,180,000	1,204,618
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (a) 1.210% 8/15/15	1,426,153	1,426,869

		10,923,570

Commercial MBS — 4.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	2,790,000	3,138,328
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	820,000	869,586
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	3,086,918

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	$1,295,000	$1,355,136
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	750,000	838,109
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	1,000,000	1,125,019
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,431,261
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,170,000	1,318,085
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.941% 9/11/38	2,375,000	2,558,645
COMM, Series 2007-C9, Class A4 VRN 5.993% 12/10/49	3,693,000	4,196,411
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.940% 6/10/46	1,343,000	1,480,487
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	2,117,511	2,137,751
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	2,160,000	2,273,738
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,696,584
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	711,063	752,023
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (a) 5.471% 11/10/46	860,000	944,470
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.056% 7/10/38	3,861,617	4,280,035
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	855,216

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	$650,000	$682,321
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, CMO 4.780% 7/15/42	200,000	209,972
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	3,284,902
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.665% 2/12/39	340,000	371,014
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.086% 6/12/46	1,600,000	1,768,571
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	884,369
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,150,000	1,272,736
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,671,807
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,478,094	1,516,453
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.459% 1/11/43	1,375,000	1,601,098
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	2,150,899	2,127,240
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.526% 8/15/39	1,207,220	1,257,251
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.526% 8/15/39	1,525,000	1,633,125
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,220,000	2,409,792
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,981,842

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.919% 5/15/43	$1,250,000	$1,370,772
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.122% 2/15/51	2,170,000	2,422,118
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	538,762	566,154
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	1,873,771	1,874,895
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,997,629	2,091,797
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS 3.660% 8/15/45	800,000	773,692
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,296,590

		71,406,313

Home Equity ABS — 3.5%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.918% 1/25/35	3,130,000	2,843,790
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.463% 8/25/35	865,141	847,161
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.543% 9/25/35	758,755	739,495
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.458% 1/25/36	65,910	64,281
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.553% 7/25/35	482,343	475,551
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.563% 11/25/34	578,120	562,877
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1 FRN 1.153% 9/25/34	1,200,000	1,185,443
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.853% 6/25/35	1,068,891	1,057,458
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.645% 4/28/39	1,770,000	1,625,790

	Principal Amount	Value
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A4 FRN 0.503% 2/25/36	$27,704	$27,632
Citigroup Mortgage Loan Trus, Inc., Series 2005-HE2, Class A FRN (a) 0.593% 5/25/35	566,755	556,467
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.603% 12/25/33	872,846	854,691
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.623% 7/25/35	945,000	907,743
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.643% 8/25/35	1,383,706	1,292,935
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.653% 9/25/34	254,615	252,191
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.683% 12/25/35	631,664	618,923
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.093% 2/25/35	773,329	646,953
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.483% 7/25/36	2,029,314	1,995,510
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.613% 5/25/36	2,545,000	2,394,689
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.643% 7/25/35	2,500,000	2,374,621
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3 FRN 0.673% 3/25/35	1,190,000	1,126,313
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.433% 1/25/36	819,087	744,924
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.613% 11/25/35	880,000	851,371
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.623% 4/25/35	728,945	696,749
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.363% 8/25/36	728,225	685,274
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.373% 7/25/36	480,985	475,966

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.633% 10/25/35	$1,234,833	$1,211,633
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.973% 12/25/32	1,749,222	1,673,614
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.473% 8/25/45	244,603	240,412
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.943% 2/25/35	564,309	557,578
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.988% 2/25/35	1,690,000	1,590,386
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.018% 6/25/35	3,316,638	3,128,382
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.930% 6/28/35	2,257,264	2,181,531
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.960% 6/28/35	1,300,000	1,133,924
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.693% 7/25/35	2,519,306	2,438,118
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ FRN 0.453% 6/25/35	2,155,219	2,125,125
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	1,578	1,628
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.663% 5/25/35	441,244	432,252
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.453% 9/25/35	1,474,894	1,389,524
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.573% 8/25/35	1,285,505	1,236,826
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.693% 3/25/35	1,075,742	1,069,960
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class 1A2 FRN 0.423% 11/25/35	114,527	114,001
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.593% 10/25/35	1,795,000	1,681,414

	Principal Amount	Value
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.383% 3/25/36	$772,306	$757,847
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.443% 1/25/36	800,285	785,935
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.533% 3/25/36	515,779	506,604
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.553% 8/25/35	1,152,759	1,113,513

		51,275,005

Other ABS — 2.8%
ARL First LLC, Series 2012-1A, Class A2 (a) 3.810% 12/15/42	1,060,000	1,080,041
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,195,500	1,239,131
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.373% 8/18/21	2,110,993	2,059,915
CLI Funding LLC, Series 2012-1A, Class A (a) 4.210% 6/18/27	265,872	272,814
Cronos Containers Program Ltd., Series 2012-2A, Class A (a) 3.810% 9/18/27	1,456,875	1,463,924
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	2,247,063	2,419,524
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	1,373,974	1,410,589
Drug Royalty II LP 1, Series 2012-1, Class A2 (a) 4.474% 1/15/25	977,437	981,151
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,318,072	3,287,611
Global SC Finance II SRL, Series 2013-1A, Class A (a) 2.980% 4/17/28	688,333	699,894
Global SC Finance II SRL, Series 2012-1A, Class A (a) 4.110% 7/19/27	1,362,500	1,369,663
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	2,576,368	2,587,640

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.443% 6/02/17	$2,125,000	$2,157,183
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	348,788	343,279
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	1,700,752	1,723,791
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	1,329,104	1,329,422
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (c) 0.872% 6/20/14	5,000,000	4,894,000
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.693% 10/17/16	600,000	604,915
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	706,189	719,636
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (a) 3.350% 4/20/26	1,711,162	1,779,242
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	705,635	728,271
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	680,000	669,327
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	1,855,000	1,892,658
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.593% 10/15/15	1,119,000	1,132,391
Trinity Rail Leasing LP, Series 2006-1A, Class A1 (a) 5.900% 5/14/36	511,080	597,963
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	1,348,638	1,460,372
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.370% 11/26/21	802,917	785,982
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	1,140,623	1,146,560

		40,836,889

	Principal Amount	Value
Student Loans ABS — 2.5%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.403% 8/25/26	$565,774	$556,021
Access Group, Inc., Series 2005-2, Class A3 FRN 0.453% 11/22/24	1,568,100	1,544,750
Access Group, Inc., Series 2003-1, Class A2 FRN 0.533% 12/27/16	174,326	174,040
Access Group, Inc., Series 2002-1, Class A4 1.693% 9/01/37	1,250,000	1,138,600
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.693% 1/25/47	2,075,000	1,784,500
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.693% 6/15/43	2,475,000	2,449,757
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.693% 6/15/43	1,700,000	1,659,370
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.694% 6/15/43	2,600,000	2,583,750
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	1,000,000	892,243
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.373% 8/25/25	875,138	869,301
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	1,625,000	1,507,600
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.393% 11/25/26	2,075,000	2,058,365
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 1.693% 1/01/44	600,000	482,252
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 1.698% 1/01/44	600,000	476,597
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.303% 3/25/26	337,809	337,243
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.657% 2/25/39	625,000	578,934
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.993% 4/25/46	861,471	868,256

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.483% 5/28/26	$1,371,573	$1,364,786
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.447% 7/15/36	6,340,000	6,168,639
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.577% 7/15/36	697,000	643,536
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.450% 12/15/16	600,000	600,000
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.500% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 0.850% 12/15/16	400,000	400,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.000% 12/15/16	1,150,000	1,150,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.643% 12/15/16	300,000	300,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.681% 12/15/16	300,000	300,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.684% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.693% 6/25/43	1,970,000	1,940,299
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.680% 6/17/30	450,000	450,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.380% 12/17/46	2,200,000	1,815,000
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.405% 3/01/25	917,340	911,695

		36,905,534

WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.102% 8/25/34	688,093	644,988
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,836,010	1,812,083

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	$144,849	$142,827
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	72,728	62,589
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.661% 8/25/34	102,103	94,584
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.382% 1/19/38	2,285,618	1,791,192
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.553% 7/25/35	461,636	445,435
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.303% 5/25/37	2,333,847	1,503,903
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.424% 8/25/34	376,791	299,456
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.443% 8/25/36	620,988	568,682
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 1.836% 2/25/34	53,433	49,040
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.641% 7/25/33	16,672	16,298
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	2,056	2,035
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	1,082,499	1,092,307
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.453% 7/25/35	329,604	321,683
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.690% 3/25/34	272,574	267,069
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.568% 4/25/44	655,179	604,940

		9,719,111

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.443% 11/25/37	1,199,325	1,141,584

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.765% 6/25/32	$185,726	$161,029

		1,302,613

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $219,563,511)		222,369,035

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Brazilian Government International Bond 4.875% 1/22/21	700,000	747,250
Mexico Government International Bond 4.750% 3/08/44	3,050,000	2,714,500
Peruvian Government International Bond 6.550% 3/14/37	560,000	660,800
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,469,551
Province of Quebec Canada 7.500% 9/15/29	540,000	741,768
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,815,875
United Mexican States 5.125% 1/15/20	1,110,000	1,219,890
United Mexican States 6.750% 9/27/34	950,000	1,121,000

		10,490,634

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,502,152)		10,490,634

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 29.2%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	598,244	682,884
Federal National Mortgage Association, Series 1989-20, Class A 6.750% 4/25/18	137,239	142,587
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	511,794	580,063

		1,405,534

	Principal Amount	Value
Pass-Through Securities — 29.1%
Federal Home Loan Mortgage Corp. Pool #Q15841 3.000% 2/01/43	$31,582,412	$30,853,304
Pool #G18363 3.500% 9/01/25	1,216,666	1,264,382
Pool #J13495 3.500% 11/01/25	1,000,029	1,039,249
Pool #J15111 3.500% 4/01/26	1,540,587	1,601,007
Pool #J15891 3.500% 7/01/26	1,156,518	1,201,875
Pool #Z40047 4.000% 10/01/41	751,069	782,079
Pool #G05262 4.500% 3/01/39	1,379,557	1,454,301
Pool #A92183 4.500% 5/01/40	633,332	667,646
Pool #Q01704 4.500% 6/01/41	2,656,729	2,803,990
Pool #Q03086 4.500% 9/01/41	13,820,817	14,586,901
Pool #E84025 6.000% 6/01/16	86,553	90,924
Pool #G11431 6.000% 2/01/18	12,338	13,138
Pool #G11122 6.500% 5/01/16	53,322	55,974
Pool #E84450 6.500% 7/01/16	18,943	20,149
Pool #E84580 6.500% 7/01/16	19,693	20,915
Pool #E84660 6.500% 7/01/16	5,305	5,671
Pool #E90508 6.500% 7/01/17	10,909	11,738
Pool #C00836 7.000% 7/01/29	27,172	31,690
Pool #C49314 7.000% 4/01/31	8,084	9,459
Pool #C51422 7.000% 5/01/31	4,045	4,737
Pool #C53034 7.000% 6/01/31	15,483	18,116
Pool #G01311 7.000% 9/01/31	138,365	161,592
Pool #G01317 7.000% 10/01/31	91,742	107,111
Pool #E00856 7.500% 6/01/15	7,375	7,737
Pool #G00143 7.500% 6/01/23	1,981	2,265

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C55867 7.500% 2/01/30	$59,025	$68,333
Pool #C37986 7.500% 5/01/30	1,981	2,313
Pool #C39755 7.500% 6/01/30	388	448
Pool #C40675 7.500% 7/01/30	430	502
Pool #C41497 7.500% 9/01/30	203	237
Pool #C42340 7.500% 9/01/30	403	472
Pool #C43930 7.500% 10/01/30	13,791	16,114
Pool #C43962 7.500% 10/01/30	6,252	7,293
Pool #C44509 7.500% 11/01/30	15,945	18,655
Pool #C44830 7.500% 11/01/30	29	34
Pool #C45235 7.500% 12/01/30	40,622	47,460
Pool #C46038 7.500% 12/01/30	1,617	1,888
Pool #C01116 7.500% 1/01/31	3,472	4,057
Pool #C46309 7.500% 1/01/31	608	711
Pool #C46560 7.500% 1/01/31	698	809
Pool #C46810 7.500% 1/01/31	737	862
Pool #C47060 7.500% 1/01/31	1,864	2,177
Pool #C47063 7.500% 1/01/31	5,376	6,269
Pool #E00842 8.000% 3/01/15	26,630	27,848
Pool #E00843 8.000% 4/01/15	6,913	7,201
Pool #E00852 8.000% 5/01/15	8,961	9,421
Pool #E80782 8.000% 7/01/15	962	1,015
Pool #E80998 8.000% 7/01/15	6,407	6,713
Pool #E81091 8.000% 7/01/15	8,797	9,280
Pool #E81151 8.000% 8/01/15	10,897	11,496
Pool #555481 8.250% 5/01/17	9,242	10,064
Pool #G00653 8.500% 11/01/25	35,502	41,970

	Principal Amount	Value
Pool #554904 9.000% 3/01/17	$140	$140
Federal Home Loan Mortgage Corp. TBA Pool #2716 3.500% 5/01/25 (d)	2,050,000	2,126,234
Pool#5159 4.500% 5/01/39 (d)	7,600,000	7,994,844
Federal National Mortgage Association Pool #725692 2.302% 10/01/33	788,610	831,052
Pool #775539 2.362% 5/01/34	714,518	755,970
Pool #888586 2.370% 10/01/34	1,548,547	1,636,535
Pool #AB8756 3.000% 3/01/43	6,168,682	5,917,116
Pool #AT0976 3.000% 4/01/43	5,935,975	5,693,899
Pool #AT2911 3.000% 4/01/43	7,180,723	6,887,884
Pool #AO8629 3.500% 7/01/42	7,856,507	7,989,086
Pool #AP6609 3.500% 9/01/42	3,857,700	3,922,799
Pool #AR8708 3.500% 4/01/43	1,936,194	1,944,665
Pool #AT0998 3.500% 4/01/43	9,553,451	9,595,248
Pool #AT4050 3.500% 5/01/43	2,557,465	2,568,654
Pool #MA1463 3.500% 6/01/43	6,220,405	6,247,619
Pool #675713 5.000% 3/01/18	15,545	16,552
Pool #745275 5.000% 2/01/36	23,164,671	24,955,409
Pool #545636 6.500% 5/01/17	99,585	106,550
Pool #524355 7.000% 12/01/29	145	166
Pool #254379 7.000% 7/01/32	84,724	97,203
Pool #252717 7.500% 9/01/29	5,403	6,300
Pool #535996 7.500% 6/01/31	19,420	22,694
Pool #254009 7.500% 10/01/31	62,918	73,590
Pool #253394 8.000% 7/01/20	24,933	28,194
Pool #323992 8.000% 11/01/29	3,890	4,615
Pool #525725 8.000% 2/01/30	8,806	10,399

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253266 8.000% 5/01/30	$8,465	$10,073
Pool #537433 8.000% 5/01/30	5,234	6,241
Pool #253347 8.000% 6/01/30	11,896	14,171
Pool #544976 8.000% 7/01/30	937	1,116
Pool #535428 8.000% 8/01/30	12,233	14,559
Pool #543290 8.000% 9/01/30	65	78
Pool #547786 8.000% 9/01/30	2,792	3,300
Pool #550767 8.000% 9/01/30	8,460	10,030
Pool #553061 8.000% 9/01/30	14,608	17,355
Pool #253481 8.000% 10/01/30	10,625	12,659
Pool #535533 8.000% 10/01/30	10,861	12,928
Pool #560741 8.000% 11/01/30	3,155	3,767
Pool #253644 8.000% 2/01/31	5,989	7,139
Pool #581170 8.000% 5/01/31	1,704	2,023
Pool #583916 8.000% 5/01/31	5,233	6,254
Pool #593848 8.000% 7/01/31	1,065	1,272
Pool #190317 8.000% 8/01/31	64,618	76,901
Pool #545240 8.000% 9/01/31	7,027	8,371
Pool #541202 8.500% 8/01/26	77,782	91,178
Federal National Mortgage Association TBA Pool #1080 2.500% 9/01/27 (d)	14,135,000	14,185,246
Pool#812 2.500% 10/01/42 (d)	33,200,000	30,812,452
Pool #3772 3.000% 11/01/26 (d)	10,150,000	10,415,645
Pool #754 3.000% 10/01/42 (d)	15,706,000	15,317,032
Pool #5871 3.500% 11/01/25 (d)	14,000,000	14,562,187
Pool #12994 4.000% 9/01/40 (d)	14,225,000	14,784,553
Pool #21695 5.000% 1/01/37 (d)	4,550,000	4,892,317

	Principal Amount	Value
Pool #44117 5.500% 1/01/35 (d)	$20,174,000	$21,880,121
Government National Mortgage Association Pool #82488 2.000% 3/20/40	2,603,594	2,720,379
Pool #734716 4.500% 4/15/40	5,409,727	5,757,767
Pool #617994 4.500% 5/15/40	13,725	14,608
Pool #734672 4.500% 5/15/40	240,410	255,877
Pool #738019 4.500% 2/15/41	4,883,330	5,203,608
Pool #707760 4.500% 6/15/41	2,087,867	2,219,500
Pool #593946 5.000% 4/15/33	18,379	19,977
Pool #612902 5.000% 7/15/33	3,691	4,006
Pool #626512 5.000% 4/15/34	9,027	9,798
Pool #648526 5.000% 12/15/35	36,611	39,729
Pool #650254 5.000% 4/15/36	99,435	107,887
Pool #658256 5.000% 1/15/37	10,191	11,038
Pool #663769 5.000% 1/15/37	8,327	9,019
Pool #684647 5.000% 3/15/38	6,224	6,721
Pool #684733 5.000% 3/15/38	256,341	276,808
Pool #632260 5.000% 6/15/38	145,214	156,808
Pool #704182 5.000% 1/15/39	184,085	198,582
Pool #782562 5.000% 2/15/39	15,869,154	17,128,768
Pool #704584 5.000% 6/15/39	92,669	99,966
Pool #723436 5.000% 11/15/39	283,014	305,776
Pool #783065 5.000% 8/15/40	132,834	143,627
Pool #404246 6.500% 8/15/28	812	936
Pool #418295 6.500% 1/15/29	146	159
Pool #781038 6.500% 5/15/29	130,978	151,049

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #527586 6.500% 5/15/31	$795	$920
Pool #781468 6.500% 7/15/32	9,421	10,931
Pool #781496 6.500% 9/15/32	47,321	54,648
Pool #363066 7.000% 8/15/23	10,363	11,636
Pool #352049 7.000% 10/15/23	6,062	6,834
Pool #354674 7.000% 10/15/23	9,254	10,415
Pool #358555 7.000% 10/15/23	7,762	8,751
Pool #345964 7.000% 11/15/23	6,425	7,231
Pool #380866 7.000% 3/15/24	1,547	1,741
Pool #781124 7.000% 12/15/29	15,291	17,814
Pool #781319 7.000% 7/15/31	312,785	360,565
Pool #565982 7.000% 7/15/32	16,535	19,078
Pool #581417 7.000% 7/15/32	80,265	92,514
Pool #588012 7.000% 7/15/32	40,453	46,508
Pool #591581 7.000% 8/15/32	11,448	13,209
Pool #190766 7.500% 1/15/17	19,082	20,535
Pool #187548 7.500% 4/15/17	5,780	6,246
Pool #203940 7.500% 4/15/17	26,171	28,281
Pool #181168 7.500% 5/15/17	15,961	17,360
Pool #201622 7.500% 5/15/17	16,494	17,940
Pool #192796 7.500% 6/15/17	4,036	4,378
Pool #357262 7.500% 9/15/23	5,421	6,200
Pool #441009 8.000% 11/15/26	1,266	1,485
Pool #522777 8.000% 12/15/29	6,831	8,079
Pool #434719 8.000% 2/15/30	175	208
Pool #523043 8.000% 3/15/30	355	419
Pool #529134 8.000% 3/15/30	1,988	2,357

	Principal Amount	Value
Pool #477036 8.000% 4/15/30	$798	$946
Pool #503157 8.000% 4/15/30	29,519	34,802
Pool #528714 8.000% 4/15/30	2,095	2,485
Pool #544640 8.000% 11/15/30	35,742	42,430
Pool #531298 8.500% 8/15/30	2,195	2,610
Government National Mortgage Association II Pool #82462 3.500% 1/20/40	2,372,919	2,490,324
Government National Mortgage Association TBA
Pool #5884 3.000% 11/01/42 (d)	7,500,000	7,401,856
Pool#1559 3.500% 5/01/42 (d)	28,700,000	29,393,957
Pool #6078 4.000% 8/01/40 (d)	27,975,000	29,299,443
Pool #6669 4.500% 7/01/39 (d)	39,150,000	41,532,646
Pool #20432 6.000% 7/01/35 (d)	6,000,000	6,616,875

		426,139,027

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $430,823,676)		427,544,561

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds & Notes — 8.5%
U.S. Treasury Bond 2.750% 8/15/42	28,945,000	24,987,339
U.S. Treasury Bond 4.500% 2/15/36	4,740,000	5,644,828
U.S. Treasury Note 0.375% 2/15/16	155,000	154,301
U.S. Treasury Note (e) (f) 0.625% 9/30/17	57,945,000	56,654,368
U.S. Treasury Note 1.625% 8/15/22	39,495,000	37,054,331

		124,495,167

TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,772,165)		124,495,167

TOTAL BONDS & NOTES (Cost $1,444,484,662)		1,456,790,721

TOTAL LONG-TERM INVESTMENTS (Cost $1,447,734,662)		1,460,117,421

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 17.6%
Commercial Paper — 17.3%
American Electric Power Co., Inc. (a) 0.310% 7/15/13	$6,587,000	$6,586,092
AT&T, Inc. (a) 0.518% 7/22/13	8,500,000	8,497,230
Centrica PLC (a) 0.440% 9/26/13	5,000,000	4,994,561
Centrica PLC (a) 0.530% 1/07/14	5,000,000	4,985,867
Devon Energy Corp. (a) 0.406% 9/03/13	12,500,000	12,490,833
Devon Energy Corp. (a) 0.417% 8/26/13	7,500,000	7,495,046
DIRECTV Holdings LLC (a) 0.380% 11/08/13	3,000,000	2,995,820
DIRECTV Holdings LLC (a) 0.440% 12/04/13	6,000,000	5,988,413
Duke Energy Corp. (a) 0.310% 8/19/13	17,000,000	16,992,534
Duke Energy Corp. (a) 0.406% 9/10/13	5,000,000	4,995,944
ERAC USA Finance LLC (a) 0.370% 8/23/13	5,250,000	5,247,032
ERAC USA Finance LLC (a) 0.370% 9/20/13	7,500,000	7,493,602
ERAC USA Finance LLC (a) 0.390% 9/23/13	5,000,000	4,995,342
FMC Technologies, Inc. (a) 0.350% 8/02/13	7,500,000	7,497,521
Glencore Funding LLC 0.460% 8/20/13	9,500,000	9,493,688
Hewlett-Packard Co. (a) 0.300% 7/02/13	5,500,000	5,499,863
Hewlett-Packard Co. (a) 0.330% 7/26/13	8,250,000	8,247,958
Holcim US Finance Sarl & Cie (a) 0.430% 9/25/13	5,000,000	4,994,745
Marriott International, Inc. (a) 0.330% 8/28/13	9,500,000	9,494,775
Marriott International, Inc. (a) 0.335% 8/21/13	13,000,000	12,993,684
Nissan Motor Acceptance Corp. (a) 0.300% 8/09/13	1,000,000	999,658
Noble Corp. (a) 0.325% 7/17/13	9,000,000	8,998,560
Noble Corp. (a) 0.350% 8/14/13	3,250,000	3,248,547
Pacific Gas & Electric Co. (a) 0.350% 9/06/13	5,000,000	4,996,694
Pall Corp. (a) 0.280% 7/12/13	5,000,000	4,999,495

	Principal Amount	Value
Pentair Finance (a) 0.310% 7/03/13	$1,975,000	$1,974,932
Pentair Finance (a) 0.320% 7/19/13	5,500,000	5,499,022
Pentair Finance (a) 0.335% 7/19/13	4,150,000	4,149,239
Stanley Works (a) 0.410% 12/13/13	6,500,000	6,487,637
Stanley Works (a) 0.420% 12/12/13	5,000,000	4,990,317
Talisman Energy, Inc. (a) 0.325% 7/25/13	5,000,000	4,998,844
Talisman Energy, Inc. (a) 0.330% 7/25/13	4,500,000	4,498,928
Tesco Treasury Services PLC (a) 0.400% 8/22/13	5,000,000	4,997,000
Tesco Treasury Services PLC (a) 0.470% 12/27/13	5,000,000	4,988,185
Tesco Treasury Services PLC (a) 0.580% 2/21/14	5,000,000	4,980,908
Vodafone Group PLC (a) 0.570% 10/22/13	5,500,000	5,489,985
Volvo Group Treasury (a) 0.360% 8/15/13	7,500,000	7,496,475
Volvo Group Treasury (a) 0.396% 8/06/13	2,500,000	2,498,971
Westar Energy, Inc. (a) 0.300% 7/11/13	4,750,000	4,749,525
Xstrata Finance Canada Ltd. (a) 0.700% 12/12/13	10,500,000	10,466,108

		253,489,580

Time Deposits — 0.3%
Euro Time Deposit 0.010% 7/01/13	5,065,123	5,065,123

TOTAL SHORT-TERM INVESTMENTS (Cost $258,554,703)		258,554,703

TOTAL INVESTMENTS — 117.3% (Cost $1,706,289,365) (g)		1,718,672,124

Other Assets/(Liabilities) — (17.3)%		(254,068,807)

NET ASSETS — 100.0%		$1,464,603,317

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $447,747,328 or 30.57% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2013, these securities amounted to a value of $97,703 or 0.01% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2013, these securities amounted to a value of $4,894,000 or 0.33% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$64,153

TOTAL COMMON STOCK (Cost $165,688)		64,153

PREFERRED STOCK — 0.3%
Financial — 0.3%
Insurance — 0.3%
The Allstate Corp. 5.100%	10,000	255,900

TOTAL PREFERRED STOCK (Cost $250,000)		255,900

TOTAL EQUITIES (Cost $415,688)		320,053

	Principal Amount
BONDS & NOTES — 99.3%

CORPORATE DEBT — 48.6%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	144,672

Aerospace & Defense — 0.3%
BE Aerospace, Inc. 6.875% 10/01/20	125,000	135,000
United Technologies Corp. 6.125% 7/15/38	105,000	127,996

		262,996

Agriculture — 0.4%
Altria Group, Inc. 2.850% 8/09/22	110,000	101,714
Altria Group, Inc. 4.250% 8/09/42	50,000	42,668
Bunge Ltd. Finance Corp. 3.200% 6/15/17	200,000	204,607

		348,989

Auto Manufacturers — 0.1%
Ford Motor Co. 6.500% 8/01/18	100,000	113,282

Automotive & Parts — 1.2%
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	292,600
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	9,000

	Principal Amount	Value
Meritor, Inc. 6.750% 6/15/21	$185,000	$176,675
Meritor, Inc., Convertible (c) 7.875% 3/01/26	115,000	139,797
Titan International, Inc. 7.875% 10/01/17	163,000	171,150
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	98,000	106,820
UCI International, Inc. 8.625% 2/15/19	115,000	117,300
Visteon Corp 6.750% 4/15/19	131,000	137,877

		1,151,219

Banks — 2.8%
Associated Banc-Corp. 1.875% 3/12/14	60,000	60,106
Bank of America Corp. 3.625% 3/17/16	165,000	172,360
Bank of America Corp. 5.875% 2/07/42	55,000	61,490
Bank of America Corp. 6.000% 9/01/17	115,000	128,910
Bank of America Corp. Series L 5.650% 5/01/18	30,000	33,329
Credit Suisse AG 5.400% 1/14/20	130,000	140,847
Discover Bank 2.000% 2/21/18	110,000	106,467
Export-Import Bank of Korea 1.750% 2/27/18	35,000	32,979
First Horizon National Corp. 5.375% 12/15/15	219,000	236,627
FirstMerit Corp. 4.350% 2/04/23	35,000	34,706
HSBC Holdings PLC 6.500% 9/15/37	125,000	138,961
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	282,864
ICICI Bank Ltd. (c) 5.500% 3/25/15	475,000	494,563
KFW 2.125% 1/17/23	270,000	253,989
PNC Funding Corp. 4.375% 8/11/20	105,000	111,901
UBS AG 5.750% 4/25/18	100,000	115,562
Wells Fargo & Co. 3.450% 2/13/23	145,000	138,480
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,243

		2,571,384

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.1%
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	$35,000	$31,690
Molson Coors Brewing Co. 5.000% 5/01/42	65,000	62,436

		94,126

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	175,000	174,289

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	95,000	115,591

Chemicals — 1.9%
Ashland, Inc. (c) 3.875% 4/15/18	210,000	207,900
CF Industries, Inc. 3.450% 6/01/23	28,000	26,908
Cytec Industries, Inc. 3.500% 4/01/23	30,000	28,661
Cytec Industries, Inc. 8.950% 7/01/17	175,000	210,030
The Dow Chemical Co. 8.550% 5/15/19	100,000	127,588
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	54,784
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	496,337
Methanex Corp. 5.250% 3/01/22	40,000	41,930
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375% 3/01/18	50,000	49,750
RPM International, Inc. 6.125% 10/15/19	50,000	57,426
Tronox Finance LLC (c) 6.375% 8/15/20	340,000	320,450
Valspar Corp. 7.250% 6/15/19	150,000	181,474

		1,803,238

Commercial Services — 0.6%
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	297,825
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	71,193
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	58,875
The Western Union Co. 5.930% 10/01/16	80,000	88,908

		516,801

	Principal Amount	Value
Computers — 0.7%
Apple, Inc. 1.000% 5/03/18	$155,000	$148,846
Apple, Inc. 2.400% 5/03/23	105,000	97,384
Apple, Inc. 3.850% 5/04/43	50,000	44,412
EMC Corp. 3.375% 6/01/23	135,000	132,504
Hewlett-Packard Co. 2.125% 9/13/15	90,000	91,088
Hewlett-Packard Co. 2.200% 12/01/15	125,000	126,938

		641,172

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	65,000	64,609

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	44,936
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	44,276

		89,212

Diversified Financial — 4.2%
American Express Co. 8.125% 5/20/19	100,000	129,231
BlackRock, Inc. 5.000% 12/10/19	110,000	124,765
Citigroup, Inc. 5.875% 5/29/37	60,000	65,010
Citigroup, Inc. 5.875% 1/30/42	75,000	82,522
Citigroup, Inc. 6.125% 11/21/17	45,000	51,145
Citigroup, Inc. 8.500% 5/22/19	76,000	95,762
Eaton Vance Corp. 3.625% 6/15/23	43,000	41,487
Eaton Vance Corp. 6.500% 10/02/17	25,000	28,773
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	200,422
Ford Motor Credit Co. LLC 12.000% 5/15/15	150,000	176,877
General Electric Capital Corp. 5.625% 5/01/18	170,000	194,991
The Goldman Sachs Group, Inc. 1.600% 11/23/15	130,000	130,297
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	39,584
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	38,434

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.750% 10/01/37	$40,000	$40,975
Hyundai Capital America (c) 1.625% 10/02/15	80,000	79,741
International Lease Finance Corp. 5.875% 4/01/19	200,000	202,000
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	586,203
JP Morgan Chase & Co. 4.350% 8/15/21	145,000	151,053
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	183,246
Lazard Group LLC 6.850% 6/15/17	135,000	151,003
Lazard Group LLC 7.125% 5/15/15	450,000	488,637
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	142,986
Morgan Stanley 3.800% 4/29/16	200,000	208,012
Morgan Stanley 4.000% 7/24/15	150,000	156,352
Morgan Stanley 5.750% 1/25/21	60,000	65,127

		3,854,635

Electric — 2.3%
Ameren Corp. 8.875% 5/15/14	170,000	181,202
Elwood Energy LLC 8.159% 7/05/26	297,180	309,811
Florida Power & Light Co. 4.950% 6/01/35	65,000	70,596
Georgia Power Co. 4.300% 3/15/42	63,000	57,776
Kiowa Power Partners LLC (c) 4.811% 12/30/13	19,186	19,297
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	260,472
MidAmerican Energy Holdings Co. 5.950% 5/15/37	120,000	133,322
National Fuel Gas Co. 3.750% 3/01/23	55,000	52,928
NiSource Finance Corp. 4.800% 2/15/44	90,000	81,495
NRG Energy, Inc. 8.500% 6/15/19	250,000	267,187
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	181,560
PPL Capital Funding, Inc. 1.900% 6/01/18	25,000	24,558
Southern California Edison Co. 5.950% 2/01/38	60,000	72,480

	Principal Amount	Value
State Grid Overseas Investment Ltd. (c) 1.750% 5/22/18	$90,000	$86,259
Tenaska Oklahoma I LP (c) 6.528% 12/30/14	62,986	64,153
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	66,572	72,562
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	230,044

		2,165,702

Electrical Components & Equipment — 0.3%
Anixter, Inc. 5.950% 3/01/15	10,000	10,425
Legrand France SA 8.500% 2/15/25	250,000	314,270

		324,695

Electronics — 0.3%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	70,500
Avnet, Inc. 4.875% 12/01/22	67,000	66,731
PerkinElmer, Inc. 5.000% 11/15/21	125,000	130,088

		267,319

Foods — 0.9%
ConAgra Foods, Inc. (c) 4.950% 8/15/20	275,000	295,463
ConAgra Foods, Inc. (c) 6.625% 8/15/39	30,000	34,891
ConAgra Foods, Inc. 7.000% 4/15/19	165,000	198,989
Safeway, Inc. 3.400% 12/01/16	40,000	41,697
Tyson Foods, Inc. 4.500% 6/15/22	150,000	153,274
Tyson Foods, Inc. 6.600% 4/01/16	95,000	107,306

		831,620

Forest Products & Paper — 0.6%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	198,639
International Paper Co. 4.750% 2/15/22	75,000	78,922
International Paper Co. 9.375% 5/15/19	110,000	143,776
Plum Creek Timberlands LP 3.250% 3/15/23	105,000	97,129

		518,466

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 0.4%
Kennametal, Inc. 2.650% 11/01/19	$50,000	$48,483
Victor Technologies Group, Inc. 9.000% 12/15/17	280,000	301,700

		350,183

Health Care – Products — 0.3%
Boston Scientific Corp. 7.375% 1/15/40	120,000	151,467
Teleflex, Inc. 6.875% 6/01/19	90,000	94,950

		246,417

Health Care – Services — 0.5%
HCA Holdings, Inc. 7.750% 5/15/21	140,000	151,200
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	64,282
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	73,134
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	93,700
WellPoint, Inc., Convertible (c) 2.750% 10/15/42	100,000	124,500

		506,816

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	50,000	47,921
Whirlpool Corp. 5.150% 3/01/43	20,000	18,932

		66,853

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	30,000	28,251

Housewares — 0.3%
Newell Rubbermaid, Inc. 2.050% 12/01/17	100,000	97,996
Toro Co. 7.800% 6/15/27	170,000	206,273

		304,269

Insurance — 2.0%
Aflac, Inc. 3.625% 6/15/23	104,000	101,086
Aflac, Inc. 8.500% 5/15/19	150,000	191,721
The Allstate Corp. 5.550% 5/09/35	50,000	56,448
The Allstate Corp. 7.450% 5/16/19	60,000	75,696
The Chubb Corp. VRN 6.375% 3/29/67	84,000	89,880

	Principal Amount	Value
ING US, Inc. (c) 5.500% 7/15/22	$100,000	$106,375
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	41,548
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	164,553
MetLife Capital Trust IV (c) 7.875% 12/15/67	150,000	178,636
The Progressive Corp. VRN 6.700% 6/15/67	155,000	167,400
Prudential Financial, Inc. VRN 5.200% 3/15/44	135,000	127,575
Prudential Financial, Inc. 6.200% 11/15/40	125,000	142,789
Prudential Financial, Inc. VRN 8.875% 6/15/68	115,000	138,000
QBE Insurance Group Ltd. (c) 2.400% 5/01/18	50,000	49,017
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	101,796
Reinsurance Group of America, Inc. 6.450% 11/15/19	65,000	74,765
Willis North America, Inc. 7.000% 9/29/19	43,000	49,386

		1,856,671

Internet — 0.4%
Expedia, Inc. 7.456% 8/15/18	300,000	346,137

Iron & Steel — 1.4%
AK Steel Corp., Convertible 5.000% 11/15/19	192,000	164,760
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	129,567
ArcelorMittal 9.500% 2/15/15	425,000	464,313
Gerdau Trade, Inc. (c) 4.750% 4/15/23	90,000	82,350
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	61,644
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	441,023

		1,343,657

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	75,000	72,444

Lodging — 0.4%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	37,290
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	145,000	171,443

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wyndham Worldwide Corp. 2.500% 3/01/18	$85,000	$83,480
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	60,728
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,231

		355,172

Machinery – Diversified — 1.1%
Briggs & Stratton Corp. 6.875% 12/15/20	340,000	374,000
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	190,750
Roper Industries, Inc. 3.125% 11/15/22	100,000	94,505
Xylem, Inc. 3.550% 9/20/16	200,000	210,274
Xylem, Inc. 4.875% 10/01/21	100,000	106,173

		975,702

Manufacturing — 1.0%
Bombardier, Inc. Series A (c) 7.750% 3/15/20	70,000	77,700
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	81,118
Griffon Corp. 7.125% 4/01/18	180,000	188,550
Harsco Corp 2.700% 10/15/15	257,000	258,800
Polypore International, Inc. 7.500% 11/15/17	285,000	297,113

		903,281

Media — 1.4%
CBS Corp. 7.875% 7/30/30	100,000	127,413
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	200,000	202,500
News America, Inc. 6.900% 8/15/39	125,000	147,013
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	125,000	133,750
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	425,000	450,500
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	270,625

		1,331,801

Metal Fabricate & Hardware — 0.8%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	266,875

	Principal Amount	Value
Mueller Water Products, Inc. 8.750% 9/01/20	$196,000	$213,640
The Timken Co. 6.000% 9/15/14	275,000	290,735

		771,250

Mining — 1.3%
Detour Gold Corp., Convertible 5.500% 11/30/17	105,000	92,138
FMG Resources Property Ltd. (c) 6.875% 4/01/22	250,000	242,500
FMG Resources Property Ltd. (c) 7.000% 11/01/15	215,000	217,150
Freeport-McMoRan Copper & Gold, Inc. (c) 2.375% 3/15/18	45,000	42,798
Freeport-McMoRan Copper & Gold, Inc. (c) 5.450% 3/15/43	70,000	61,730
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	179,483
Vale Overseas Ltd. 6.250% 1/23/17	215,000	240,221
Vale Overseas Ltd. 6.875% 11/10/39	85,000	85,797

		1,161,817

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.750% 1/15/16	50,000	52,563
Pitney Bowes, Inc. 5.750% 9/15/17	75,000	81,039

		133,602

Oil & Gas — 6.3%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	655,000	679,562
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	120,000	128,400
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	70,100
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	734,662
KazMunayGas National Co. JSC (c) 4.400% 4/30/23	90,000	83,475
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	148,688
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	581,363
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	53,550
Petrobras Global Finance BV 3.000% 1/15/19	40,000	37,155

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras International Finance Co. 3.875% 1/27/16	$220,000	$226,342
Petrobras International Finance Co. 6.750% 1/27/41	115,000	114,892
Petroleos Mexicanos 5.500% 1/21/21	375,000	399,375
Phillips 66 4.300% 4/01/22	75,000	77,492
Phillips 66 5.875% 5/01/42	75,000	82,668
Precision Drilling Corp. 6.625% 11/15/20	85,000	86,275
Rosneft Oil Co. via Rosneft International Finance Ltd. (c) 3.149% 3/06/17	1,000,000	985,000
Rowan Cos., Inc. 4.875% 6/01/22	175,000	180,575
Rowan Cos., Inc. 5.000% 9/01/17	185,000	199,948
Shell International Finance BV 5.500% 3/25/40	110,000	127,808
SM Energy Co. 6.625% 2/15/19	100,000	104,750
Talisman Energy, Inc. 5.500% 5/15/42	100,000	97,911
Transocean, Inc. 4.950% 11/15/15	190,000	203,792
Transocean, Inc. 5.050% 12/15/16	150,000	163,114
Venoco, Inc. 8.875% 2/15/19	330,000	321,750

		5,888,647

Oil & Gas Services — 0.2%
Weatherford International Ltd. 4.500% 4/15/22	100,000	98,863
Weatherford International Ltd. 5.950% 4/15/42	75,000	70,888
Weatherford International Ltd. 6.000% 3/15/18	25,000	28,074

		197,825

Packaging & Containers — 0.2%
Brambles USA Inc., Series A (c) 5.350% 4/01/20	35,000	38,377
Sonoco Products Co. 4.375% 11/01/21	100,000	102,370

		140,747

Pharmaceuticals — 1.4%
AbbVie, Inc. (c) 4.400% 11/06/42	50,000	46,443
Mylan, Inc. (c) 7.625% 7/15/17	80,000	88,577

	Principal Amount	Value
Mylan, Inc. (c) 7.875% 7/15/20	$250,000	$288,487
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	100,000	103,500
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	138,375
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	204,000
Warner Chilcott Corp. LLC 7.750% 9/15/18	350,000	378,000
Zoetis, Inc. (c) 3.250% 2/01/23	35,000	33,254

		1,280,636

Pipelines — 1.5%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	190,999
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	175,529
DCP Midstream Operating LLC 3.875% 3/15/23	15,000	14,068
Energy Transfer Equity LP 7.500% 10/15/20	100,000	109,250
Enogex LLC (c) 6.875% 7/15/14	305,000	317,804
Enterprise Products Operating LP 5.950% 2/01/41	135,000	147,077
Kern River Funding Corp. (c) 4.893% 4/30/18	78,706	84,926
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	123,889
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	95,096
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,735
ONEOK Partners LP 6.125% 2/01/41	100,000	103,220
The Williams Cos., Inc. 3.700% 1/15/23	45,000	41,809

		1,421,402

Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	225,000	238,755

Real Estate Investment Trusts (REITS) — 1.1%
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	319,499
DDR Corp. 4.750% 4/15/18	275,000	295,489
DDR Corp. 9.625% 3/15/16	95,000	113,126
Duke Realty LP 8.250% 8/15/19	125,000	155,773

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Realty Investment Trust 5.900% 4/01/20	$25,000	$28,691
HCP, Inc. 2.625% 2/01/20	95,000	88,996
Liberty Property LP 3.375% 6/15/23	50,000	46,371

		1,047,945

Retail — 1.1%
CVS Caremark Corp. 6.125% 9/15/39	25,000	29,214
CVS Pass-Through Trust (c) 5.926% 1/10/34	241,817	269,743
CVS Pass-Through Trust (c) 7.507% 1/10/32	18,610	22,934
The Home Depot, Inc. 5.950% 4/01/41	100,000	119,135
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	50,000	59,837
O’Reilly Automotive, Inc. 3.850% 6/15/23	46,000	44,671
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	239,555
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	236,535

		1,021,624

Savings & Loans — 0.6%
Education Loan Co. Trust I (c) 0.008% 8/01/41	200,000	166,473
First Niagara Financial Group, Inc. 7.250% 12/15/21	150,000	172,486
Glencore Funding LLC (c) 1.700% 5/27/16	160,000	155,154
Glencore Funding LLC (c) 2.500% 1/15/19	114,000	103,137
Washington Mutual Bank (d) 5.650% 8/15/14	1,225,000	12

		597,262

Semiconductors — 0.6%
Intel Corp., Convertible 2.950% 12/15/35	125,000	136,016
Micron Technology, Inc., Convertible (c) 3.125% 5/01/32	225,000	359,015
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	107,800

		602,831

Software — 0.3%
CA, Inc. 5.375% 12/01/19	105,000	114,187
Fidelity National Information Services, Inc. 5.000% 3/15/22	125,000	125,781

	Principal Amount	Value
Oracle Corp. 2.500% 10/15/22	$90,000	$82,996

		322,964

Storage & Warehousing — 0.7%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	600,000	622,500

Telecommunications — 2.5%
AT&T, Inc. 6.550% 2/15/39	175,000	200,945
CenturyLink, Inc. 6.150% 9/15/19	195,000	202,800
CenturyLink, Inc. 7.650% 3/15/42	150,000	142,500
Embarq Corp. 7.082% 6/01/16	210,000	235,312
Embarq Corp. 7.995% 6/01/36	45,000	47,482
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	84,842
Sprint Capital Corp. 6.900% 5/01/19	100,000	104,000
Sprint Nextel Corp. 11.500% 11/15/21	200,000	266,000
Telecom Italia Capital 6.000% 9/30/34	80,000	72,544
Telecom Italia Capital 6.175% 6/18/14	111,000	114,885
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	220,032
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	283,609
WCP Wireless Site Funding (c) 4.141% 11/15/15	123,293	127,479
Windstream Corp. 7.750% 10/01/21	190,000	196,650

		2,299,080

Transportation — 1.9%
Asciano Finance (c) 3.125% 9/23/15	70,000	71,530
Asciano Finance (c) 4.625% 9/23/20	45,000	45,346
Asciano Finance (c) 5.000% 4/07/18	345,000	366,521
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	188,902
CHC Helicopter SA 9.250% 10/15/20	800,000	820,000
CHC Helicopter SA (c) 9.375% 6/01/21	105,000	103,950
Con-way, Inc. 7.250% 1/15/18	30,000	34,095

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Norfolk Southern Corp. 6.000% 5/23/2111	$125,000	$137,365

		1,767,709

Trucking & Leasing — 0.9%
GATX Corp. 2.375% 7/30/18	65,000	63,898
GATX Corp. 3.500% 7/15/16	90,000	94,131
GATX Corp. 4.750% 5/15/15	115,000	120,954
GATX Corp. 4.750% 6/15/22	125,000	128,688
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 3/15/16	240,000	244,123
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.125% 5/11/15	200,000	206,660

		858,454

TOTAL CORPORATE DEBT (Cost $44,675,495)		45,116,721

MUNICIPAL OBLIGATIONS — 0.7%
State of California 5.950% 4/01/16	225,000	251,428
State of California BAB 7.550% 4/01/39	125,000	167,380
State of California BAB 7.600% 11/01/40	150,000	203,136

		621,944

TOTAL MUNICIPAL OBLIGATIONS (Cost $579,835)		621,944

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	217,099	226,851

Automobile ABS — 0.4%
California Republic Auto Receivables Trust, Series 2012-1, Class A (c) 1.180% 8/15/17	129,885	130,082
CarNow Auto Receivables Trust, Series 2013-1A, Class A (c) 1.160% 10/16/17	130,000	129,961
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (c) 1.290% 10/16/17	105,770	105,356

		365,399

	Principal Amount	Value
Commercial MBS — 4.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.002% 2/10/51	$95,000	$101,656
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	714,387
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	175,277
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	110,000	123,923
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	85,000	94,527
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	333,965
ML-CFC Commercial Mortgage, Series 2007-9, Class AM VRN 5.856% 9/12/49	115,000	127,174
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	120,589
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	110,327	113,190
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.646% 3/12/44	125,000	135,580
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	157,181	155,452
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.526% 8/15/39	100,000	107,090
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	150,000	162,824
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	589,013
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.122% 2/15/51	100,000	111,618
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	185,522	185,633

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS 3.660% 8/15/45	$50,000	$48,356
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	108,678
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C VRN 5.041% 8/15/45	100,000	98,821
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C VRN (c) 5.824% 11/15/44	170,000	180,122
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D VRN (c) 5.824% 11/15/44	115,000	116,733

		3,904,608

Home Equity ABS — 2.4%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.918% 1/25/35	200,000	181,712
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.898% 4/25/35	247,000	237,040
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.838% 8/25/35	75,000	72,857
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.653% 9/25/34	54,573	54,053
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.093% 2/25/35	193,391	161,787
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.643% 7/25/35	180,000	170,973
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.433% 1/25/36	143,700	130,689
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.988% 2/25/35	300,000	282,317
MASTR Asset Backed Securities Trust, Series 2005, Class M1 FRN 0.913% 12/25/34	99,504	109,571
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.913% 3/25/35	120,000	112,467
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.898% 4/25/36	200,000	189,308
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.930% 6/28/35	144,382	139,538

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.960% 6/28/35	$220,000	$191,895
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.693% 7/25/35	134,108	129,786
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	72	74
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.453% 9/25/35	89,948	84,741

		2,248,808

Other ABS — 3.1%
ARL First LLC, Series 2012-1A, Class A2 (c) 3.810% 12/15/42	100,000	101,891
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A FRN 0.343% 8/25/36	248,064	224,566
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	94,644	98,098
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	171,719	184,898
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	231,036	228,915
Global SC Finance II SRL, Series 2012-1A, Class A (c) 4.110% 7/19/27	227,083	228,277
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.443% 6/02/17	250,000	253,786
Icon Brands Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	49,125	48,349
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (e) 0.872% 6/20/14	1,175,000	1,150,090
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3 FRN 0.473% 5/25/36	205,859	186,956
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	49,557	50,501
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	77,065	83,450

		2,839,777

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 2.0%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.533% 12/27/16	$42,532	$42,463
Access Group, Inc., Series 2002-1, Class A4 1.693% 9/01/37	315,000	286,927
Access Group, Inc., Series 2003-1, Class B FRN 1.694% 12/26/35	500,000	312,500
Access Group, Inc., Delaware FRN 1.692% 9/01/37	150,000	87,000
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.693% 6/15/43	150,000	148,470
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.693% 6/15/43	200,000	195,220
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.694% 6/15/43	100,000	99,375
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	50,000	44,612
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.576% 10/28/41	109,985	108,152
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.303% 3/25/26	14,572	14,548
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.383% 2/25/28	54,088	52,966
National Collegiate Student Loan Trust, Series 2004-1, Class A2, The FRN 0.533% 6/25/27	139,460	133,659
Park Place Securities Inc, Series 2005-WCW2, Class M1, FRN 0.693% 7/25/35	105,000	93,983
SLM Student Loan Trust, Series 2004-10, Class B FRN 0.646% 1/25/40	150,759	120,287
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.693% 6/25/43	110,000	108,342
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.680% 6/17/30	50,000	50,000

		1,898,504

WL Collateral CMO — 1.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.102% 8/25/34	110,052	103,157

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	$18,127	$17,874
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	9,466	8,146
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.661% 8/25/34	14,950	13,849
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.382% 1/19/38	598,669	469,165
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.303% 5/25/37	700,154	451,171
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.424% 8/25/34	58,814	46,743
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.443% 8/25/36	190,329	174,298
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 1.836% 2/25/34	5,956	5,466
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.641% 7/25/33	3,116	3,046
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	254	252
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (c) 2.500% 3/23/51	76,232	76,923
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.690% 3/25/34	30,678	30,059
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.568% 4/25/44	84,282	77,819

		1,477,968

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.443% 11/25/37	39,995	38,069
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.765% 6/25/32	23,124	20,049

		58,118

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,078,873)		13,020,033

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	$100,000	$106,750
Province of Quebec Canada 2.625% 2/13/23	192,000	180,077
Province of Quebec Canada 7.500% 9/15/29	125,000	171,705
Republic of Brazil International Bond 5.625% 1/07/41	235,000	233,825
United Mexican States 5.125% 1/15/20	95,000	104,405
United Mexican States 6.750% 9/27/34	75,000	88,500

		885,262

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $893,163)		885,262

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.2%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	32,513	37,113
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	18,580	21,059

		58,172

Pass-Through Securities — 28.1%
Federal Home Loan Mortgage Corp. Pool #Q15841 3.000% 2/01/43	1,823,579	1,781,480
Pool #Q01704 4.500% 6/01/41	289,825	305,890
Pool #Q03086 4.500% 9/01/41	305,777	322,726
Pool #G11476 5.000% 11/01/18	84,158	89,126
Pool #B16010 5.000% 8/01/19	1,863	1,982
Pool #B17058 5.000% 9/01/19	5,112	5,418
Pool #B18677 5.000% 1/01/20	4,551	4,847
Pool #E89199 6.000% 4/01/17	4,070	4,349
Pool #G11431 6.000% 2/01/18	930	991
Pool #G01311 7.000% 9/01/31	2,918	3,408

	Principal Amount	Value
Pool #C80207 7.500% 9/01/24	$2,743	$3,163
Pool #C00530 7.500% 7/01/27	2,313	2,682
Pool #C00563 7.500% 11/01/27	7,622	8,848
Pool #C00612 7.500% 4/01/28	446	518
Pool #C55867 7.500% 2/01/30	8,911	10,317
Federal Home Loan Mortgage Corp. TBA Pool #2716 3.500% 5/01/25 (f)	450,000	466,734
Pool#5159 4.500% 5/01/39 (f)	432,000	454,444
Federal National Mortgage Association Pool #725692 2.302% 10/01/33	205,179	216,221
Pool #888586 2.370% 10/01/34	468,847	495,487
Pool #AB8756 3.000% 3/01/43	347,671	333,493
Pool #AT0976 3.000% 4/01/43	338,629	324,820
Pool #AT2911 3.000% 4/01/43	408,335	391,683
Pool #AO8629 3.500% 7/01/42	441,327	448,774
Pool #AP6609 3.500% 9/01/42	273,421	278,035
Pool #AR8708 3.500% 4/01/43	109,374	109,853
Pool #AT0998 3.500% 4/01/43	547,333	549,728
Pool #AT4050 3.500% 5/01/43	144,574	145,206
Pool #MA1463 3.500% 6/01/43	359,446	361,018
Pool #735010 5.000% 11/01/19	301,900	322,972
Pool #745275 5.000% 2/01/36	452,655	487,647
Pool #253880 6.500% 7/01/16	2,601	2,758
Pool #575579 7.500% 4/01/31	11,806	13,801
Pool #535996 7.500% 6/01/31	2,687	3,140
Federal National Mortgage Association TBA Pool #1080 2.500% 9/01/27 (f)	970,000	973,448
Pool#812 2.500% 10/01/42 (f)	2,250,000	2,088,193

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #3772 3.000% 11/01/26 (f)	$760,000	$779,891
Pool #754 3.000% 10/01/42 (f)	1,170,000	1,141,024
Pool #5871 3.500% 11/01/25 (f)	900,000	936,141
Pool #12994 4.000% 9/01/40 (f)	950,000	987,369
Pool #21695 5.000% 1/01/37 (f)	470,000	505,360
Pool #44117 5.500% 1/01/35 (f)	1,114,000	1,208,211
Government National Mortgage Association Pool #82488 2.000% 3/20/40	153,655	160,547
Pool #782562 5.000% 2/15/39	936,032	1,010,330
Pool #782564 5.000% 2/15/39	57,089	61,728
Pool #579140 6.500% 1/15/32	2,534	2,937
Pool #587280 6.500% 9/15/32	2,622	3,021
Pool #550659 6.500% 9/15/35	133,726	151,618
Pool #538689 6.500% 12/15/35	36,451	41,133
Pool #780651 7.000% 10/15/27	3,199	3,656
Pool #462384 7.000% 11/15/27	2,235	2,552
Pool #482668 7.000% 8/15/28	2,227	2,551
Pool #506804 7.000% 5/15/29	8,954	10,253
Pool #506914 7.000% 5/15/29	34,541	39,513
Pool #581417 7.000% 7/15/32	4,883	5,628
Pool #591581 7.000% 8/15/32	983	1,134
Pool #423836 8.000% 8/15/26	1,564	1,831
Pool #444619 8.000% 3/15/27	11,313	13,291
Government National Mortgage Association II Pool #82462 3.500% 1/20/40	133,310	139,906

	Principal Amount	Value
Government National Mortgage Association TBA Pool #5884 3.000% 11/01/42 (f)	$500,000	$493,457
Pool#1559 3.500% 5/01/42 (f)	1,800,000	1,843,523
Pool #6078 4.000% 8/01/40 (f)	1,800,000	1,885,219
Pool #6669 4.500% 7/01/39 (f)	2,910,000	3,087,101
Pool #13279 5.000% 4/01/38 (f)	50,000	53,937
Pool #20432 6.000% 7/01/35 (f)	500,000	551,406

		26,137,468

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $26,250,739)		26,195,640

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds & Notes — 6.8%
U.S. Treasury Bond (g) (h) 2.750% 8/15/42	1,980,000	1,709,274
U.S. Treasury Bond 4.500% 2/15/36	675,000	803,852
U.S. Treasury Note 0.375% 2/15/16	2,175,000	2,165,196
U.S. Treasury Note 0.625% 9/30/17	750,000	733,295
U.S. Treasury Note 1.625% 8/15/22	1,010,000	947,585

		6,359,202

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,525,457)		6,359,202

TOTAL BONDS & NOTES (Cost $92,003,562)		92,198,802

TOTAL LONG-TERM INVESTMENTS (Cost $92,419,250)		92,518,855

SHORT-TERM INVESTMENTS — 19.8%
Commercial Paper — 19.6%
AGL Capital Corp. (c) 0.467% 8/12/13	2,400,000	2,398,651
Avery Dennison Corp. (c) 0.250% 7/01/13	1,465,000	1,464,979

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance LLC (c) 0.370% 8/27/13	$2,350,000	$2,348,575
Hewlett-Packard Co. (c) 0.300% 7/02/13	2,400,000	2,399,940
Marriott International, Inc. (c) 0.330% 7/17/13	2,400,000	2,399,604
Noble Corp. (c) 0.340% 7/31/13	2,400,000	2,399,275
Pentair Finance (c) 0.310% 7/16/13	2,400,000	2,399,649
Volvo Group Treasury NA (c) 0.360% 8/14/13	2,400,000	2,398,896

		18,209,569

Time Deposits — 0.2%
Euro Time Deposit 0.010% 7/01/13	154,483	154,483

TOTAL SHORT-TERM INVESTMENTS (Cost $18,364,052)		18,364,052

TOTAL INVESTMENTS — 119.5% (Cost $110,783,302) (i)		110,882,907

Other Assets/(Liabilities) — (19.5)%		(18,094,507)

NET ASSETS — 100.0%		$92,788,400

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $64,153 or 0.07% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $32,799,601 or 35.35% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2013, these securities amounted to a value of $12 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2013, these securities amounted to a value of $1,150,090 or 1.24% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.3%
Basic Materials — 0.3%
Forest Products & Paper — 0.3%
The Newark Group, Inc. (a) (b)	329,969	$786,811

TOTAL COMMON STOCK (Cost $2,113,591)		786,811

TOTAL EQUITIES (Cost $2,113,591)		786,811

	Principal Amount
BONDS & NOTES — 95.7%

BANK LOANS — 3.3%
Chemicals — 1.3%
Jimmy Sanders, Inc., 2nd Lien Term Loan 11.500% 5/13/19	$2,948,954	3,007,933

Electronics — 0.9%
Kronos, Inc., 2nd Lien Term Loan 9.750% 4/30/20	661,249	677,780
Wall Street Systems, Inc., New 2nd Lien Term Loan 9.250% 4/24/20	1,275,537	1,280,320

		1,958,100

Household Products & Wares — 0.3%
Quality Home Brands Holdings, LLC, Cash Pay Term Loan 10.000% 6/30/14	342,563	304,025
Quality Home Brands Holdings, LLC, PIK Term Loan 11.750% 6/30/14	379,257	336,590

		640,615

Machinery – Diversified — 0.4%
Intelligrated, Inc., 2nd Lien Term Loan 10.500% 12/31/19	902,464	906,977

Retail — 0.4%
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan 9.750% 3/26/20	800,000	814,000

TOTAL BANK LOANS (Cost $7,143,164)		7,327,625

CORPORATE DEBT — 92.4%
Aerospace & Defense — 3.1%
AAR Corp. (c) 7.250% 1/15/22	700,000	750,749

	Principal Amount	Value
AAR Corp. 7.250% 1/15/22	$2,300,000	$2,466,750
DAE Aviation Holdings, Inc. (c) 11.250% 8/01/15	1,361,000	1,364,403
Ducommun, Inc. 9.750% 7/15/18	2,265,000	2,474,512

		7,056,414

Agriculture — 0.7%
American Rock Salt Co. LLC/American Rock Capital Corp. (c) 8.250% 5/01/18	1,640,000	1,558,000

Apparel — 2.2%
Perry Ellis International, Inc. 7.875% 4/01/19	4,696,000	4,942,540

Automotive & Parts — 4.6%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,838,825
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	794,200
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	1,300,000	1,378,000
Cooper-Standard Holding, Inc. (c) 7.375% 4/01/18	1,570,000	1,558,225
Meritor, Inc., Convertible (c) 7.875% 3/01/26	839,000	1,019,909
Titan International, Inc. 7.875% 10/01/17	850,000	892,500
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	544,000	592,960
UCI International, Inc. 8.625% 2/15/19	1,300,000	1,326,000

		10,400,619

Banks — 1.2%
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,615,438

Building Materials — 2.4%
Builders FirstSource, Inc. (c) 7.625% 6/01/21	1,659,000	1,605,082
Cemex Finance LLC (c) 9.375% 10/12/22	1,350,000	1,471,500
Interline Brands, Inc. 10.000% 11/15/18	1,045,000	1,123,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (c) 10.000% 6/01/20	1,170,000	1,266,525

		5,466,482

Chemicals — 4.3%
Ashland, Inc. (c) 4.750% 8/15/22	1,920,000	1,900,800

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Axiall Corp. (c) 4.875% 5/15/23	$815,000	$774,250
Eagle Spinco, Inc. (c) 4.625% 2/15/21	1,085,000	1,041,600
INEOS Group Holdings SA (c) 6.125% 8/15/18	490,000	467,950
Omnova Solutions, Inc. 7.875% 11/01/18	2,075,000	2,158,000
Tronox Finance LLC (c) 6.375% 8/15/20	3,480,000	3,279,900

		9,622,500

Coal — 0.3%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	725,000	739,500

Commercial Services — 3.2%
Cenveo Corp. 8.875% 2/01/18	1,175,000	1,133,875
Rent-A-Center, Inc. (c) 4.750% 5/01/21	390,000	369,525
Rent-A-Center, Inc. 6.625% 11/15/20	880,000	921,800
RR Donnelley & Sons Co. 7.875% 3/15/21	2,270,000	2,315,400
StoneMor Partners LP/Cornerstone Family Services of WV (c) 7.875% 6/01/21	2,545,000	2,494,100

		7,234,700

Computers — 0.3%
NCR Corp. 5.000% 7/15/22	750,000	723,750

Cosmetics & Personal Care — 0.2%
First Quality Finance Co., Inc. (c) 4.625% 5/15/21	565,000	536,750

Distribution & Wholesale — 1.5%
HD Supply, Inc. 10.500% 1/15/21	370,000	382,950
HD Supply, Inc. 11.500% 7/15/20	2,170,000	2,517,200
LKQ Corp. (c) 4.750% 5/15/23	525,000	501,375

		3,401,525

Diversified Financial — 0.4%
General Motors Financial Co., Inc. (c) 4.250% 5/15/23	675,000	628,594
Patriot Merger Corp. (c) 9.000% 7/15/21	310,000	303,025

		931,619

	Principal Amount	Value
Electrical Components & Equipment — 0.8%
International Wire Group Holdings, Inc. (c) 8.500% 10/15/17	$1,700,000	$1,725,500

Electronics — 0.7%
Rexel SA (c) 5.250% 6/15/20	1,570,000	1,566,075

Engineering & Construction — 1.1%
Weekley Homes LLC/Weekley Finance Corp. (c) 6.000% 2/01/23	1,440,000	1,414,800
Zachry Holdings, Inc. (c) 7.500% 2/01/20	1,085,000	1,117,550

		2,532,350

Entertainment — 0.2%
Vail Resorts, Inc. 6.500% 5/01/19	525,000	549,938

Environmental Controls — 0.4%
Clean Harbors, Inc. 5.125% 6/01/21	325,000	327,438
Clean Harbors, Inc. 5.250% 8/01/20	520,000	527,800

		855,238

Foods — 1.0%
B&G Foods, Inc. 4.625% 6/01/21	775,000	740,125
Chiquita Brands International, Inc., Convertible 4.250% 8/15/16	1,467,000	1,401,902

		2,142,027

Forest Products & Paper — 1.5%
Unifrax I LLC/Unifrax Holding Co. (c) 7.500% 2/15/19	1,415,000	1,443,300
Xerium Technologies, Inc. 8.875% 6/15/18	1,810,000	1,819,050

		3,262,350

Gas — 0.9%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	1,975,000	1,979,938

Hand & Machine Tools — 2.3%
BC Mountain LLC/BC Mountain Finance, Inc. (c) 7.000% 2/01/21	1,050,000	1,071,000
Mcron Finance Sub LLC/Mcron Finance Corp. (c) 8.375% 5/15/19	1,650,000	1,683,000
Milacron LLC/Mcron Finance Corp. (c) 7.750% 2/15/21	1,285,000	1,281,787

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Victor Technologies Group, Inc. 9.000% 12/15/17	$1,094,000	$1,178,785

		5,214,572

Health Care – Products — 1.1%
Alere, Inc. (c) 6.500% 6/15/20	1,940,000	1,881,800
Teleflex, Inc. 6.875% 6/01/19	610,000	643,550

		2,525,350

Health Care – Services — 1.2%
HCA Holdings, Inc. 6.250% 2/15/21	1,400,000	1,428,000
HEALTHSOUTH Corp. 5.750% 11/01/24	1,315,000	1,278,838

		2,706,838

Home Builders — 3.9%
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	2,230,000	2,246,725
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (c) 6.125% 7/01/22	710,000	696,688
K Hovnanian Enterprises, Inc. (c) 9.125% 11/15/20	1,045,000	1,144,275
William Lyon Homes, Inc. (c) 8.500% 11/15/20	4,345,000	4,725,187

		8,812,875

Insurance — 0.7%
CNO Financial Group, Inc. (c) 6.375% 10/01/20	1,465,000	1,556,563

Internet — 1.1%
Equinix, Inc. 4.875% 4/01/20	1,625,000	1,592,500
VeriSign, Inc. (c) 4.625% 5/01/23	890,000	863,300

		2,455,800

Leisure Time — 3.4%
Brunswick Corp. (c) 4.625% 5/15/21	910,000	887,250
Brunswick Corp. 7.125% 8/01/27	3,993,000	4,152,720
Brunswick Corp. 7.375% 9/01/23	650,000	679,250
Carlson Wagonlit BV (c) 6.875% 6/15/19	1,785,000	1,802,850

		7,522,070

Lodging — 0.5%
MCE Finance Ltd. (c) 5.000% 2/15/21	1,170,000	1,096,875

	Principal Amount	Value
Machinery – Diversified — 1.4%
Welltec A/S (c) 8.000% 2/01/19	$2,950,000	$3,068,000

Manufacturing — 2.6%
Griffon Corp. 7.125% 4/01/18	2,375,000	2,487,812
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	3,105,000	3,260,250

		5,748,062

Media — 4.7%
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c) 5.125% 12/15/21	1,500,000	1,410,000
Cogeco Cable, Inc. (c) 4.875% 5/01/20	1,310,000	1,273,975
Entercom Radio LLC 10.500% 12/01/19	1,805,000	2,026,112
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	1,610,000	1,738,800
Nara Cable Funding Ltd. (c) 8.875% 12/01/18	2,325,000	2,418,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (c) 5.500% 1/15/23	1,675,000	1,582,875

		10,449,762

Metal Fabricate & Hardware — 0.4%
Mueller Water Products, Inc. 7.375% 6/01/17	770,000	789,250

Mining — 2.5%
Coeur Mining, Inc. (c) 7.875% 2/01/21	1,150,000	1,132,750
FMG Resources Property Ltd. (c) 7.000% 11/01/15	1,175,000	1,186,750
Hecla Mining Co. (c) 6.875% 5/01/21	2,185,000	2,026,587
Kaiser Aluminum Corp. 8.250% 6/01/20	1,110,000	1,229,325

		5,575,412

Oil & Gas — 15.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	3,644,000	3,780,650
Aurora USA Oil & Gas, Inc. (c) 9.875% 2/15/17	580,000	603,200
Chesapeake Energy Corp. 5.375% 6/15/21	2,110,000	2,099,450
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. (c) 6.625% 11/15/19	2,460,000	2,435,400

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Continental Resources, Inc. (c) 4.500% 4/15/23	$720,000	$700,200
CVR Refining LLC/Coffeyville Finance, Inc. (c) 6.500% 11/01/22	2,300,000	2,254,000
Halcon Resources Corp. 8.875% 5/15/21	1,110,000	1,076,700
Halcon Resources Corp. 9.750% 7/15/20	2,190,000	2,184,525
Magnum Hunter Resources Corp. (c) 9.750% 5/15/20	1,940,000	1,969,100
Magnum Hunter Resources Corp. (c) 9.750% 5/15/20	935,000	949,025
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC (c) 9.250% 6/01/21	1,615,000	1,518,100
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC (c) 10.750% 10/01/20	1,650,000	1,658,250
Northern Tier Energy LLC/Northern Tier Finance Corp. (c) 7.125% 11/15/20	2,320,000	2,343,200
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	2,815,000	2,948,712
Quicksilver Resources, Inc. 7.125% 4/01/16	975,000	858,000
Resolute Energy Corp. 8.500% 5/01/20	1,425,000	1,449,938
SM Energy Co. 6.500% 1/01/23	1,235,000	1,296,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (c) 7.500% 7/01/21	1,180,000	1,197,700
Unit Corp. 6.625% 5/15/21	1,070,000	1,091,400
Venoco, Inc. 8.875% 2/15/19	2,435,000	2,374,125

		34,788,425

Packaging & Containers — 1.0%
Sealed Air Corp. (c) 6.875% 7/15/33	2,334,000	2,217,300

Pharmaceuticals — 1.9%
VPII Escrow Corp. (c) 7.500% 7/15/21	1,805,000	1,868,175
Warner Chilcott Corp. LLC 7.750% 9/15/18	2,225,000	2,403,000

		4,271,175

Retail — 3.2%
Claire’s Stores, Inc. (c) 7.750% 6/01/20	1,465,000	1,417,387

	Principal Amount	Value
CST Brands, Inc. (c) 5.000% 5/01/23	$850,000	$828,750
Landry’s, Inc. (c) 9.375% 5/01/20	1,850,000	1,951,750
The Pantry, Inc. 8.375% 8/01/20	1,080,000	1,159,650
Petco Holdings, Inc. (c) 8.500% 10/15/17	1,115,000	1,137,300
Sonic Automotive, Inc. (c) 5.000% 5/15/23	760,000	737,200

		7,232,037

Savings & Loans — 0.0%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (d) 9.750% 4/01/17	1,805,000	181

Semiconductors — 1.1%
NXP BV/NXP Funding LLC (c) 5.750% 3/15/23	1,760,000	1,773,200
Sensata Technologies BV (c) 4.875% 10/15/23	830,000	798,875

		2,572,075

Software — 2.8%
Audatex North America, Inc. (c) 6.000% 6/15/21	1,150,000	1,147,125
First Data Corp. (c) 7.375% 6/15/19	1,915,000	1,967,662
First Data Corp. (c) 11.750% 8/15/21	1,200,000	1,080,000
Nuance Communications, Inc. (c) 5.375% 8/15/20	785,000	767,338
Sophia LP/Sophia Finance, Inc. (c) 9.750% 1/15/19	1,300,000	1,391,000

		6,353,125

Storage & Warehousing — 1.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	2,595,000	2,692,313

Telecommunications — 4.5%
CommScope Holding Co., Inc. (c) 6.625% 6/01/20	1,670,000	1,594,850
DigitalGlobe, Inc. (c) 5.250% 2/01/21	1,050,000	1,008,000
Frontier Communications Corp. 7.625% 4/15/24	600,000	601,500
Frontier Communications Corp. 9.250% 7/01/21	1,655,000	1,890,837
Lynx II Corp. (c) 6.375% 4/15/23	1,355,000	1,365,163
Sprint Capital Corp. 6.900% 5/01/19	1,265,000	1,315,600

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wind Acquisition Finance SA (c) 6.500% 4/30/20	$1,550,000	$1,538,375
Windstream Corp. 7.500% 6/01/22	780,000	795,600

		10,109,925

Transportation — 4.4%
CHC Helicopter SA 9.250% 10/15/20	1,670,000	1,711,750
CHC Helicopter SA (c) 9.375% 6/01/21	2,025,000	2,004,750
The Kenan Advantage Group, Inc. (c) 8.375% 12/15/18	2,525,000	2,626,000
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,985,000	2,158,687
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	1,326,000	1,319,371

		9,820,558

TOTAL CORPORATE DEBT (Cost $205,034,114)		207,421,796

TOTAL BONDS & NOTES (Cost $212,177,278)		214,749,421

TOTAL LONG-TERM INVESTMENTS (Cost $214,290,869)		215,536,232

SHORT-TERM INVESTMENTS — 1.2%
Time Deposits — 1.2%
Euro Time Deposit 0.010% 7/01/13	2,753,898	2,753,898

TOTAL SHORT-TERM INVESTMENTS (Cost $2,753,898)		2,753,898

TOTAL INVESTMENTS — 97.2% (Cost $217,044,767) (e)		218,290,130

Other Assets/(Liabilities) — 2.8%		6,228,261

NET ASSETS — 100.0%		$224,518,391

Notes to Portfolio of Investments

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $786,811 or 0.35% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $119,081,958 or 53.04% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2013, these securities amounted to a value of $181 or 0.00% of net assets.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Bond Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.8%

CORPORATE DEBT — 21.4%
Banks — 11.1%
Abbey National Treasury Services PLC/London GBP (a) 4.125% 9/14/17	320,000	$517,567
Cooperatieve Centrale Raiffeisen-Boerenleenbank JPY (a) 1.850% 4/12/17	70,000,000	737,177
Dexia Municipal Agency SA JPY (a) 1.800% 5/09/17	160,000,000	1,637,909
Eurofima AUD (a) 6.000% 1/28/14	500,000	464,563
ING Bank NV GBP (a) 5.375% 4/15/21	400,000	679,974
KFW JPY (a) 2.050% 2/16/26	34,000,000	387,168
KFW GBP (a) 5.625% 8/25/17	500,000	894,175
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	300,000	480,938
Skandinaviska Enskilda Banken AB EUR (a) (b) 2.500% 9/01/15	200,000	268,884

		6,068,355

Electric — 0.8%
SSE PLC GBP (a) (b) 8.375% 11/20/28	200,000	433,656

Multi-National — 9.0%
Asian Development Bank JPY (a) 2.350% 6/21/27	100,000,000	1,144,554
European Investment Bank JPY (a) 1.400% 6/20/17	150,000,000	1,573,383
European Investment Bank EUR (a) 4.000% 10/15/37	400,000	627,291
European Investment Bank GBP (a) 4.125% 12/07/17	500,000	847,516
International Bank for Reconstruction & Development, Class E GBP (a) 5.400% 6/07/21	400,000	743,744

		4,936,488

Telecommunications — 0.5%
Deutsche Telekom International Finance BV EUR (a) 4.250% 7/13/22	200,000	290,710

TOTAL CORPORATE DEBT (Cost $13,070,414)		11,729,209

	Principal Amount	Value

SOVEREIGN DEBT OBLIGATIONS — 76.4%
Agence Francaise de Developpement JPY (a) 1.800% 6/19/15	100,000,000	$1,031,718
Austria Government Bond EUR (a) (c) 4.150% 3/15/37	250,000	401,757
Belgium Government Bond EUR (a) 4.250% 9/28/21	870,000	1,303,999
Canada Housing Trust No 1 CAD (a) (c) 1.850% 12/15/16	875,000	834,466
Finland Government Bond EUR (a) 1.625% 9/15/22	120,000	152,543
Finland Government Bond EUR (a) (b) 2.750% 7/04/28	1,000,000	1,353,075
French Republic EUR (a) 5.750% 10/25/32	1,100,000	1,983,063
Ireland Government Bond EUR (a) 4.600% 4/18/16	500,000	697,127
Italy Buoni Poliennali Del Tesoro EUR (a) 3.750% 8/01/16	400,000	537,165
Italy Buoni Poliennali Del Tesoro EUR (a) 3.750% 8/01/21	1,550,000	1,993,023
Italy Buoni Poliennali Del Tesoro EUR (a) 4.000% 2/01/17	390,000	524,948
Italy Buoni Poliennali Del Tesoro EUR (a) 4.250% 9/01/19	1,120,000	1,496,918
Italy Buoni Poliennali Del Tesoro EUR (a) 4.750% 8/01/23	900,000	1,206,067
Japan Government JPY (a) 0.800% 12/20/22	120,000,000	1,207,180
Japan Government JPY (a) 1.400% 12/20/32	109,250,000	1,050,110
Japan Government JPY (a) 1.600% 6/20/30	100,000,000	1,021,536
Japan Government JPY (a) 1.700% 6/20/33	193,000,000	1,945,883
Japan Government JPY (a) 2.000% 9/20/41	108,000,000	1,132,745
Kingdom of Spain EUR (a) 3.800% 1/31/17	250,000	330,980
Kingdom of the Netherlands EUR (a) (c) 3.750% 1/15/23	1,000,000	1,500,151
Mexican Bonos MXN (a) 6.000% 6/18/15	12,000,000	954,028

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mexican Bonos MXN (a) 7.250% 12/15/16	20,500,000	$1,705,171
Mexican Bonos MXN (a) 8.000% 12/07/23	15,300,000	1,371,865
Norway Government Bond NOK (a) 2.000% 5/24/23	2,300,000	360,875
Poland Government Bond PLN (a) 4.750% 10/25/16	3,600,000	1,128,636
Poland Government Bond PLN (a) 5.250% 10/25/17	3,370,000	1,078,386
Poland Government Bond PLN (a) 5.750% 9/23/22	4,200,000	1,394,860
Province of Alberta Canada CAD (a) 1.750% 6/15/17	600,000	566,608
Province of British Columbia CAD (a) 3.700% 12/18/20	500,000	504,483
Province of Ontario Canada JPY (a) 1.650% 6/08/20	100,000,000	1,061,464
Province of Ontario Canada CAD (a) 3.150% 9/08/15	600,000	590,450
Queensland Treasury Corp. AUD (a) 6.000% 9/14/17	1,000,000	1,008,121
Queensland Treasury Corp. AUD (a) 6.250% 6/14/19	850,000	877,890
Republic of Austria EUR (Acquired 11/22/10 - 6/03/11, Cost $1,012,738) (a) (c) (d) 3.500% 9/15/21	1,000,000	1,469,398
Singapore Government Bond SGD (a) 2.500% 6/01/19	1,200,000	988,569
Spain Government Bond EUR (a) 3.750% 10/31/15	1,500,000	1,997,764
Spain Government Bond EUR (a) 4.100% 7/30/18	300,000	398,246
Sweden Government Bond SEK (a) 3.000% 7/12/16	6,000,000	939,712
United Kingdom Gilt GBP (a) 4.500% 9/07/34	750,000	1,342,988
Western Australian Treasury Corp. AUD (a) 8.000% 7/15/17	500,000	535,154

		41,979,122

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $43,853,921)		41,979,122

TOTAL BONDS & NOTES (Cost $56,924,335)		53,708,331

TOTAL LONG-TERM INVESTMENTS (Cost $56,924,335)		53,708,331

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (e)	$66,859	$66,859

TOTAL SHORT-TERM INVESTMENTS (Cost $66,859)		66,859

TOTAL INVESTMENTS — 97.9% (Cost $56,991,194) (f)		53,775,190

Other Assets/(Liabilities) — 2.1%		1,146,801

NET ASSETS — 100.0%		$54,921,991

Notes to Portfolio of Investments

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2013, these securities amounted to a value of $2,055,615 or 3.74% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $4,205,772 or 7.66% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2013, these securities amounted to a value of $1,469,398 or 2.68% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $66,859. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $71,320.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 53.1%

COMMON STOCK — 53.0%
Basic Materials — 1.6%
Chemicals — 1.2%
Air Products & Chemicals, Inc.	510	$46,701
Airgas, Inc.	93	8,878
CF Industries Holdings, Inc.	1,465	251,247
The Dow Chemical Co.	7,093	228,182
E.I. du Pont de Nemours & Co.	2,071	108,727
Eastman Chemical Co.	194	13,582
Ecolab, Inc.	524	44,640
International Flavors & Fragrances, Inc.	473	35,551
LyondellBasell Industries NV Class A	4,500	298,170
Monsanto Co.	2,609	257,769
The Mosaic Co.	1,800	96,858
PPG Industries, Inc.	1,494	218,736
Praxair, Inc.	294	33,857
The Sherwin-Williams Co.	127	22,428
Sigma-Aldrich Corp.	249	20,010

		1,685,336

Forest Products & Paper — 0.1%
International Paper Co.	4,007	177,550
MeadWestvaco Corp.	107	3,650

		181,200

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	19	500
Cliffs Natural Resources, Inc.	5,460	88,725
Nucor Corp.	461	19,971
United States Steel Corp.	567	9,939

		119,135

Mining — 0.2%
Alcoa, Inc.	16,046	125,480
Freeport-McMoRan Copper & Gold, Inc.	4,248	117,287
Newmont Mining Corp.	2,384	71,401
Vulcan Materials Co.	498	24,108

		338,276

		2,323,947

Communications — 6.1%
Advertising — 0.0%
The Interpublic Group of Companies, Inc.	533	7,755
Omnicom Group, Inc.	898	56,457

		64,212

Internet — 1.2%
Akamai Technologies, Inc. (a)	610	25,955
Amazon.com, Inc. (a)	76	21,104
eBay, Inc. (a)	165	8,534

	Number of Shares	Value
Expedia, Inc.	1,273	$76,571
F5 Networks, Inc. (a)	160	11,008
Google, Inc. Class A (a)	1,204	1,059,965
Netflix, Inc. (a)	276	58,261
Priceline.com, Inc. (a)	164	135,649
Symantec Corp.	5,779	129,854
TripAdvisor, Inc. (a)	73	4,444
VeriSign, Inc. (a)	1,189	53,101
Yahoo!, Inc. (a)	7,634	191,690

		1,776,136

Media — 2.2%
Cablevision Systems Corp. Class A	1,100	18,502
CBS Corp. Class B	3,770	184,240
Comcast Corp. Class A	19,481	815,864
DIRECTV (a)	2,986	183,997
Discovery Communications, Inc. Series A (a)	1,100	84,931
Gannett Co., Inc.	4,807	117,579
The McGraw Hill Financial, Inc.	1,609	85,583
News Corp. Class A	12,121	395,145
Scripps Networks Interactive Class A	2,324	155,150
Time Warner Cable, Inc.	1,438	161,746
Time Warner, Inc.	7,388	427,174
Viacom, Inc. Class B	3,290	223,885
The Walt Disney Co.	7,582	478,803
The Washington Post Co. Class B	31	14,997

		3,347,596

Telecommunications — 2.7%
AT&T, Inc.	27,770	983,058
CenturyLink, Inc.	4,154	146,844
Cisco Systems, Inc.	43,824	1,065,361
Corning, Inc.	11,374	161,852
Crown Castle International Corp. (a)	200	14,478
Frontier Communications Corp.	54,570	221,008
Harris Corp.	2,854	140,560
JDS Uniphase Corp. (a)	4	58
Juniper Networks, Inc. (a)	2,348	45,340
Motorola Solutions, Inc.	1,134	65,466
QUALCOMM, Inc.	3,188	194,723
Sprint Nextel Corp. (a)	18,987	133,289
Verizon Communications, Inc.	15,932	802,017
Windstream Corp.	2,151	16,584

		3,990,638

		9,178,582

Consumer, Cyclical — 4.5%
Airlines — 0.1%
Southwest Airlines Co.	13,366	172,288

Apparel — 0.3%
Nike, Inc. Class B	4,302	273,951
Ralph Lauren Corp.	400	69,496

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	170	$32,820

		376,267

Auto Manufacturers — 0.4%
Ford Motor Co.	22,862	353,675
General Motors Co. (a)	4,900	163,219
Paccar, Inc.	34	1,825

		518,719

Automotive & Parts — 0.2%
BorgWarner, Inc. (a)	400	34,460
Delphi Automotive PLC	2,700	136,863
The Goodyear Tire & Rubber Co. (a)	5,661	86,557
Johnson Controls, Inc.	1,705	61,022

		318,902

Distribution & Wholesale — 0.1%
Fastenal Co.	370	16,964
Genuine Parts Co.	936	73,074
W.W. Grainger, Inc.	234	59,010

		149,048

Entertainment — 0.1%
International Game Technology	12,610	210,713

Home Builders — 0.1%
D.R. Horton, Inc.	759	16,151
Lennar Corp. Class A	400	14,416
PulteGroup, Inc. (a)	6,974	132,297

		162,864

Home Furnishing — 0.1%
Harman International Industries, Inc.	474	25,691
Whirlpool Corp.	744	85,084

		110,775

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,083	28,429

Leisure Time — 0.0%
Carnival Corp.	73	2,503
Harley-Davidson, Inc.	908	49,777

		52,280

Lodging — 0.3%
Marriott International, Inc. Class A	813	32,821
Starwood Hotels & Resorts Worldwide, Inc.	2,560	161,766
Wyndham Worldwide Corp.	922	52,766
Wynn Resorts Ltd.	1,319	168,832

		416,185

Retail — 2.7%
Abercrombie & Fitch Co. Class A	4,027	182,222
AutoNation, Inc. (a)	120	5,207
AutoZone, Inc. (a)	136	57,622
Bed Bath & Beyond, Inc. (a)	173	12,266
Best Buy Co., Inc.	908	24,816

	Number of Shares	Value
Coach, Inc.	284	$16,214
Costco Wholesale Corp.	1,148	126,934
CVS Caremark Corp.	7,413	423,875
Darden Restaurants, Inc.	173	8,733
Dollar Tree, Inc. (a)	60	3,050
Family Dollar Stores, Inc.	47	2,929
GameStop Corp. Class A	3,461	145,466
The Gap, Inc.	2,805	117,053
The Home Depot, Inc.	11,910	922,668
J.C. Penney Co., Inc. (a)	96	1,640
Kohl’s Corp.	1,261	63,693
L Brands, Inc.	960	47,280
Lowe’s Cos., Inc.	6,429	262,946
Macy’s, Inc.	4,240	203,520
McDonald’s Corp.	965	95,535
Nordstrom, Inc.	711	42,617
O’Reilly Automotive, Inc. (a)	324	36,489
PetSmart, Inc.	800	53,592
PVH Corp.	10	1,250
Ross Stores, Inc.	296	19,184
Staples, Inc.	6,183	98,062
Starbucks Corp.	2,495	163,397
Target Corp.	3,367	231,852
Tiffany & Co.	11	801
The TJX Cos., Inc.	2,040	102,122
Urban Outfitters, Inc. (a)	760	30,567
Wal-Mart Stores, Inc.	4,253	316,806
Walgreen Co.	3,706	163,805
Yum! Brands, Inc.	1,136	78,770

		4,062,983

Textiles — 0.0%
Cintas Corp.	649	29,555

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	1,647	73,835
Mattel, Inc.	1,461	66,198

		140,033

		6,749,041

Consumer, Non-cyclical — 12.3%
Agriculture — 0.7%
Altria Group, Inc.	8,841	309,347
Archer-Daniels-Midland Co.	3,826	129,740
Lorillard, Inc.	1,179	51,499
Philip Morris International, Inc.	5,396	467,401
Reynolds American, Inc.	1,044	50,498

		1,008,485

Beverages — 1.2%
Brown-Forman Corp. Class B	11	743
The Coca-Cola Co.	17,224	690,855
Coca-Cola Enterprises, Inc.	5,185	182,304
Constellation Brands, Inc. Class A (a)	422	21,995
Dr. Pepper Snapple Group, Inc.	1,410	64,761

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Molson Coors Brewing Co. Class B	2,436	$116,587
Monster Beverage Corp. (a)	400	24,308
PepsiCo, Inc.	8,492	694,561

		1,796,114

Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc. (a)	200	18,448
Amgen, Inc.	6,635	654,609
Biogen Idec, Inc. (a)	994	213,909
Celgene Corp. (a)	2,319	271,114
Life Technologies Corp. (a)	871	64,463

		1,222,543

Commercial Services — 1.1%
The ADT Corp.	650	25,903
Apollo Group, Inc. Class A (a)	16,460	291,671
Automatic Data Processing, Inc.	1,421	97,850
Equifax, Inc.	836	49,265
H&R Block, Inc.	2,542	70,541
Iron Mountain, Inc.	869	23,124
MasterCard, Inc. Class A	125	71,812
McKesson Corp.	1,481	169,574
Moody’s Corp.	2,135	130,086
Paychex, Inc.	813	29,691
Quanta Services, Inc. (a)	1,324	35,033
Robert Half International, Inc.	335	11,132
Total System Services, Inc.	521	12,754
Visa, Inc. Class A	2,080	380,120
Western Union Co.	10,907	186,619

		1,585,175

Cosmetics & Personal Care — 1.1%
Avon Products, Inc.	10,809	227,313
Colgate-Palmolive Co.	3,406	195,130
The Estee Lauder Cos., Inc. Class A	296	19,468
The Procter & Gamble Co.	15,033	1,157,391

		1,599,302

Foods — 1.1%
Campbell Soup Co.	1,065	47,701
ConAgra Foods, Inc.	1,484	51,836
General Mills, Inc.	4,194	203,535
The Hershey Co.	419	37,408
Hormel Foods Corp.	994	38,349
The J.M. Smucker Co.	734	75,712
Kellogg Co.	435	27,940
Kraft Foods Group, Inc.	5,873	328,124
The Kroger Co.	7,634	263,678
McCormick & Co., Inc.	73	5,136
Mondelez International, Inc. Class A	9,121	260,222
Safeway, Inc.	10,021	237,097
Sysco Corp.	366	12,503
Tyson Foods, Inc. Class A	3,120	80,122
Whole Foods Market, Inc.	1,072	55,187

		1,724,550

	Number of Shares	Value
Health Care – Products — 1.8%
Baxter International, Inc.	2,322	$160,845
Becton, Dickinson & Co.	1,202	118,794
Boston Scientific Corp. (a)	3,821	35,421
C.R. Bard, Inc.	204	22,171
CareFusion Corp. (a)	2,448	90,209
Covidien PLC	2,000	125,680
Intuitive Surgical, Inc. (a)	14	7,092
Johnson & Johnson	15,699	1,347,916
Medtronic, Inc.	9,969	513,104
St. Jude Medical, Inc.	1,898	86,606
Stryker Corp.	1,459	94,368
Varian Medical Systems, Inc. (a)	274	18,481
Zimmer Holdings, Inc.	1,224	91,726

		2,712,413

Health Care – Services — 0.8%
Aetna, Inc.	3,472	220,611
Cigna Corp.	1,959	142,008
DaVita HealthCare Partners, Inc. (a)	373	45,058
Humana, Inc.	1,355	114,335
Laboratory Corporation of America Holdings (a)	161	16,116
Quest Diagnostics, Inc.	735	44,563
Tenet Healthcare Corp. (a)	329	15,167
Thermo Fisher Scientific, Inc.	1,898	160,628
UnitedHealth Group, Inc.	2,481	162,456
WellPoint, Inc.	3,158	258,450

		1,179,392

Household Products — 0.3%
Avery Dennison Corp.	2,682	114,682
Beam, Inc.	173	10,918
The Clorox Co.	447	37,164
Kimberly-Clark Corp.	3,050	296,277

		459,041

Pharmaceuticals — 3.4%
Abbott Laboratories	12,904	450,091
AbbVie, Inc.	14,104	583,059
Actavis, Inc. (a)	701	88,480
Allergan, Inc.	1,361	114,651
AmerisourceBergen Corp.	2,660	148,508
Bristol-Myers Squibb Co.	2,212	98,854
Cardinal Health, Inc.	2,555	120,596
DENTSPLY International, Inc.	861	35,267
Eli Lilly & Co.	10,007	491,544
Express Scripts Holding Co. (a)	5,545	342,071
Forest Laboratories, Inc. (a)	734	30,094
Gilead Sciences, Inc. (a)	3,852	197,261
Hospira, Inc. (a)	524	20,074
Mead Johnson Nutrition Co.	724	57,363
Merck & Co., Inc.	14,929	693,452
Mylan, Inc. (a)	2,859	88,715

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Patterson Cos., Inc.	661	$24,854
Perrigo Co.	40	4,840
Pfizer, Inc.	53,922	1,510,355
Zoetis, Inc.	10	306

		5,100,435

		18,387,450

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	2,236	58,628

Energy — 5.3%
Coal — 0.0%
CONSOL Energy, Inc.	257	6,965
Peabody Energy Corp.	1,459	21,360

		28,325

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	6,900	308,637

Oil & Gas — 4.7%
Anadarko Petroleum Corp.	2,917	250,658
Apache Corp.	858	71,926
Cabot Oil & Gas Corp.	596	42,328
Chesapeake Energy Corp.	1,498	30,529
Chevron Corp.	10,370	1,227,186
ConocoPhillips	8,210	496,705
Denbury Resources, Inc. (a)	1,685	29,184
Devon Energy Corp.	1,017	52,762
Diamond Offshore Drilling, Inc.	985	67,758
Ensco PLC Class A	3,900	226,668
EOG Resources, Inc.	671	88,357
EQT Corp.	469	37,225
Exxon Mobil Corp.	22,629	2,044,530
Helmerich & Payne, Inc.	2,940	183,603
Hess Corp.	1,747	116,158
Marathon Oil Corp.	3,585	123,969
Marathon Petroleum Corp.	3,642	258,800
Murphy Oil Corp.	922	56,141
Nabors Industries Ltd.	12,599	192,891
Newfield Exploration Co. (a)	400	9,556
Noble Corp.	2,200	82,676
Noble Energy, Inc.	1,166	70,007
Occidental Petroleum Corp.	1,030	91,907
Phillips 66	8,205	483,357
Pioneer Natural Resources Co.	3	434
QEP Resources, Inc.	98	2,722
Range Resources Corp.	99	7,655
Rowan Cos. PLC Class A (a)	1,009	34,377
Southwestern Energy Co. (a)	1,200	43,836
Tesoro Corp.	5,386	281,795
Valero Energy Corp.	6,210	215,922
WPX Energy, Inc. (a)	677	12,822

		6,934,444

	Number of Shares	Value
Oil & Gas Services — 0.3%
Baker Hughes, Inc.	1,674	$77,221
Cameron International Corp. (a)	37	2,263
FMC Technologies, Inc. (a)	72	4,009
Halliburton Co.	4,271	178,186
National Oilwell Varco, Inc.	109	7,510
Schlumberger Ltd.	1,995	142,962

		412,151

Pipelines — 0.1%
Kinder Morgan, Inc.	960	36,624
ONEOK, Inc.	300	12,393
Spectra Energy Corp.	4,071	140,287
The Williams Cos., Inc.	333	10,812

		200,116

		7,883,673

Financial — 9.7%
Banks — 2.7%
Bank of America Corp.	61,642	792,716
Bank of New York Mellon Corp.	5,995	168,160
BB&T Corp.	1,212	41,062
Capital One Financial Corp.	4,275	268,513
Comerica, Inc.	1,724	68,667
Fifth Third Bancorp	7,421	133,949
Huntington Bancshares, Inc.	3,810	30,023
KeyCorp	6,872	75,867
M&T Bank Corp.	861	96,217
Northern Trust Corp.	661	38,272
PNC Financial Services Group, Inc.	4,645	338,713
Regions Financial Corp.	15,243	145,266
State Street Corp.	3,685	240,299
SunTrust Banks, Inc.	4,600	145,222
U.S. Bancorp	7,329	264,943
Wells Fargo & Co.	26,264	1,083,915
Zions Bancorp	2,349	67,839

		3,999,643

Diversified Financial — 3.3%
American Express Co.	4,488	335,523
Ameriprise Financial, Inc.	2,295	185,620
BlackRock, Inc.	740	190,069
The Charles Schwab Corp.	3,222	68,403
Citigroup, Inc.	23,984	1,150,513
CME Group, Inc.	555	42,169
Discover Financial Services	4,295	204,614
E*TRADE Financial Corp. (a)	93	1,177
Franklin Resources, Inc.	716	97,390
The Goldman Sachs Group, Inc.	4,348	657,635
IntercontinentalExchange, Inc. (a)	14	2,489
Invesco Ltd.	2,123	67,511
JP Morgan Chase & Co.	24,265	1,280,949
Legg Mason, Inc.	147	4,559
Morgan Stanley	6,996	170,912
The NASDAQ OMX Group, Inc.	622	20,395

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NYSE Euronext	1,636	$67,730
SLM Corp.	10,018	229,012
T. Rowe Price Group, Inc.	586	42,866

		4,819,536

Insurance — 3.3%
ACE Ltd.	2,300	205,804
Aflac, Inc.	2,445	142,103
The Allstate Corp.	3,186	153,310
American International Group, Inc. (a)	11,011	492,192
Aon PLC	1,636	105,277
Assurant, Inc.	2,610	132,875
Berkshire Hathaway, Inc. Class B (a)	12,033	1,346,733
The Chubb Corp.	2,164	183,182
Cincinnati Financial Corp.	2,424	111,262
Genworth Financial, Inc. Class A (a)	11,755	134,124
The Hartford Financial Services Group, Inc.	3,890	120,279
Lincoln National Corp.	3,058	111,525
Loews Corp.	934	41,470
Marsh & McLennan Cos., Inc.	1,930	77,046
MetLife, Inc.	8,029	367,407
Principal Financial Group, Inc.	3,935	147,366
The Progressive Corp.	2,734	69,498
Prudential Financial, Inc.	2,935	214,343
Torchmark Corp.	1,220	79,471
The Travelers Cos., Inc.	3,363	268,771
Unum Group	6,135	180,185
XL Group PLC	8,697	263,693

		4,947,916

Real Estate — 0.0%
CBRE Group, Inc. (a)	1,098	25,649

Real Estate Investment Trusts (REITS) — 0.4%
American Tower Corp.	198	14,488
Apartment Investment & Management Co. Class A	1,064	31,963
AvalonBay Communities, Inc.	164	22,125
Boston Properties, Inc.	347	36,598
Equity Residential	1	58
HCP, Inc.	1,576	71,613
Health Care REIT, Inc.	274	18,366
Host Hotels & Resorts, Inc.	1,730	29,185
Kimco Realty Corp.	1,410	30,216
The Macerich Co.	400	24,388
Plum Creek Timber Co., Inc.	673	31,409
Prologis, Inc.	2,316	87,360
Public Storage	37	5,673
Simon Property Group, Inc.	224	35,374
Ventas, Inc.	936	65,015
Vornado Realty Trust	165	13,670
Weyerhaeuser Co.	2,577	73,419

		590,920

	Number of Shares	Value
Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	1,835	$16,809
People’s United Financial, Inc.	1,059	15,779

		32,588

		14,416,252

Industrial — 5.1%
Aerospace & Defense — 1.2%
The Boeing Co.	3,086	316,130
General Dynamics Corp.	2,648	207,418
L-3 Communications Holdings, Inc.	2,244	192,401
Lockheed Martin Corp.	1,561	169,306
Northrop Grumman Corp.	2,623	217,184
Raytheon Co.	3,196	211,319
Rockwell Collins, Inc.	457	28,978
United Technologies Corp.	4,672	434,216

		1,776,952

Building Materials — 0.0%
Masco Corp.	1,394	27,169

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	2,843	155,057
Molex, Inc.	1,409	41,340

		196,397

Electronics — 0.2%
Agilent Technologies, Inc.	573	24,501
Amphenol Corp. Class A	536	41,776
FLIR Systems, Inc.	1,235	33,308
Garmin Ltd.	200	7,232
Jabil Circuit, Inc.	4,202	85,637
PerkinElmer, Inc.	224	7,280
TE Connectivity Ltd.	3,200	145,728
Waters Corp. (a)	60	6,003

		351,465

Engineering & Construction — 0.2%
Fluor Corp.	2,247	133,270
Jacobs Engineering Group, Inc. (a)	1,524	84,018

		217,288

Environmental Controls — 0.2%
Republic Services, Inc.	3,787	128,531
Stericycle, Inc. (a)	87	9,607
Waste Management, Inc.	4,245	171,201

		309,339

Hand & Machine Tools — 0.1%
Snap-on, Inc.	85	7,597
Stanley Black & Decker, Inc.	642	49,627

		57,224

Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	930	76,716
Ingersoll-Rand PLC	1,800	99,936

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Joy Global, Inc.	500	$24,265

		200,917

Machinery – Diversified — 0.2%
Cummins, Inc.	473	51,302
Deere & Co.	281	22,831
Flowserve Corp.	891	48,123
Rockwell Automation, Inc.	936	77,819
Roper Industries, Inc.	524	65,091
Xylem, Inc.	701	18,885

		284,051

Manufacturing — 1.9%
3M Co.	1,075	117,551
Danaher Corp.	2,572	162,808
Dover Corp.	1,803	140,021
Eaton Corp. PLC	2,082	137,016
General Electric Co.	66,586	1,544,129
Honeywell International, Inc.	3,475	275,707
Illinois Tool Works, Inc.	2,860	197,826
Leggett & Platt, Inc.	495	15,390
Pall Corp.	461	30,624
Parker Hannifin Corp.	660	62,964
Pentair Ltd.	119	6,865
Textron, Inc.	1,485	38,684
Tyco International Ltd.	1,400	46,130

		2,775,715

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	9	2,034

Packaging & Containers — 0.1%
Ball Corp.	720	29,909
Bemis Co., Inc.	1,177	46,068
Owens-Illinois, Inc. (a)	3,522	97,876
Sealed Air Corp.	1,047	25,076

		198,929

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	54	3,041
CSX Corp.	8,573	198,808
Expeditors International of Washington, Inc.	84	3,193
FedEx Corp.	836	82,413
Norfolk Southern Corp.	1,773	128,808
Ryder System, Inc.	1,774	107,842
Union Pacific Corp.	3,780	583,178
United Parcel Service, Inc. Class B	1,415	122,369

		1,229,652

		7,627,132

Technology — 6.8%
Computers — 3.1%
Accenture PLC Class A	2,500	179,900
Apple, Inc.	4,108	1,627,097

	Number of Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	859	$53,782
Computer Sciences Corp.	6,975	305,296
Dell, Inc.	9,894	132,085
EMC Corp.	9,253	218,556
Hewlett-Packard Co.	19,763	490,122
International Business Machines Corp.	4,760	909,684
NetApp, Inc. (a)	3,709	140,126
SanDisk Corp. (a)	1,250	76,375
Seagate Technology PLC	5,600	251,048
Teradata Corp. (a)	198	9,945
Western Digital Corp.	3,931	244,076

		4,638,092

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	13,299	195,229
Xerox Corp.	15,273	138,526

		333,755

Semiconductors — 1.0%
Advanced Micro Devices, Inc. (a)	190	775
Altera Corp.	197	6,499
Analog Devices, Inc.	759	34,201
Applied Materials, Inc.	5,367	80,022
Broadcom Corp. Class A	3,224	108,842
Intel Corp.	19,611	474,978
KLA-Tencor Corp.	1,798	100,203
Lam Research Corp. (a)	463	20,529
Linear Technology Corp.	3,381	124,556
LSI Corp. (a)	27,926	199,392
Microchip Technology, Inc.	724	26,969
Micron Technology, Inc. (a)	5,933	85,020
NVIDIA Corp.	6,685	93,791
Teradyne, Inc. (a)	80	1,406
Texas Instruments, Inc.	4,745	165,458
Xilinx, Inc.	361	14,299

		1,536,940

Software — 2.5%
Adobe Systems, Inc. (a)	1,605	73,124
Autodesk, Inc. (a)	547	18,565
BMC Software, Inc. (a)	2,722	122,871
CA, Inc.	5,685	162,762
Cerner Corp. (a)	400	38,436
Citrix Systems, Inc. (a)	345	20,814
The Dun & Bradstreet Corp.	1,849	180,185
Electronic Arts, Inc. (a)	786	18,054
Fidelity National Information Services, Inc.	3,660	156,794
Fiserv, Inc. (a)	347	30,331
Intuit, Inc.	389	23,741
Microsoft Corp.	43,141	1,489,659
Oracle Corp.	33,588	1,031,823
Red Hat, Inc. (a)	124	5,930

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SAIC, Inc.	18,386	$256,117
Salesforce.com, Inc. (a)	80	3,054

		3,632,260

		10,141,047

Utilities — 1.6%
Electric — 1.5%
The AES Corp.	4,177	50,082
Ameren Corp.	972	33,476
American Electric Power Co., Inc.	3,396	152,073
CenterPoint Energy, Inc.	2,135	50,151
CMS Energy Corp.	2,610	70,914
Consolidated Edison, Inc.	1,509	87,990
Dominion Resources, Inc.	1,062	60,343
DTE Energy Co.	1,812	121,422
Duke Energy Corp.	1,186	80,055
Edison International	1,634	78,693
Entergy Corp.	1,611	112,255
Exelon Corp.	5,423	167,462
FirstEnergy Corp.	2,166	80,879
Integrys Energy Group, Inc.	261	15,276
NextEra Energy, Inc.	3,136	255,521
Northeast Utilities	1,622	68,156
NRG Energy, Inc.	1,720	45,924
Pepco Holdings, Inc.	998	20,120
PG&E Corp.	1,923	87,939
Pinnacle West Capital Corp.	1,550	85,979
PPL Corp.	3,784	114,504
Public Service Enterprise Group, Inc.	3,709	121,136
SCANA Corp.	772	37,905
The Southern Co.	2,534	111,825
TECO Energy, Inc.	798	13,718
Wisconsin Energy Corp.	1,096	44,925
Xcel Energy, Inc.	3,545	100,465

		2,269,188

Gas — 0.1%
AGL Resources, Inc.	1,216	52,118
NiSource, Inc.	172	4,926
Sempra Energy	102	8,339

		65,383

		2,334,571

TOTAL COMMON STOCK (Cost $72,212,196)		79,100,323

PREFERRED STOCK — 0.1%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Orchard Supply Hardware Stores Corp. Series A (a)	5	1

	Number of Shares	Value
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., VRN 5.100%	5,000	$127,950

TOTAL PREFERRED STOCK (Cost $125,012)		127,951

TOTAL EQUITIES (Cost $72,337,208)		79,228,274

	Principal Amount
BONDS & NOTES — 30.8%

CORPORATE DEBT — 13.0%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$90,000	97,129
WPP Finance 2010 4.750% 11/21/21	20,000	20,686

		117,815

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	57,896
Exelis, Inc. 4.250% 10/01/16	70,000	73,805
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,244
United Technologies Corp. 6.125% 7/15/38	15,000	18,285

		155,230

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	35,000	32,364
Altria Group, Inc. 4.250% 8/09/42	20,000	17,067
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	46,037
Philip Morris International, Inc. 6.375% 5/16/38	5,000	5,942

		101,410

Auto Manufacturers — 0.3%
Oshkosh Corp. 8.500% 3/01/20	277,000	299,506
Volvo Treasury AB (b) 5.950% 4/01/15	100,000	107,489

		406,995

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	53,000	58,035

Banks — 0.9%
Associated Banc-Corp. 5.125% 3/28/16	75,000	80,734

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. 3.625% 3/17/16	$55,000	$57,453
Bank of America Corp. 4.500% 4/01/15	35,000	36,712
Bank of America Corp. 5.875% 2/07/42	40,000	44,720
Bank of America Corp. Series L 5.650% 5/01/18	60,000	66,659
Capital One Financial Corp. 2.125% 7/15/14	30,000	30,352
Capital One Financial Corp. 7.375% 5/23/14	35,000	36,990
Credit Suisse AG 5.400% 1/14/20	70,000	75,841
Credit Suisse New York 5.500% 5/01/14	35,000	36,426
Discover Bank 2.000% 2/21/18	45,000	43,555
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,422
First Horizon National Corp. 5.375% 12/15/15	109,000	117,773
FirstMerit Corp. 4.350% 2/04/23	15,000	14,874
ICICI Bank Ltd. (b) 4.750% 11/25/16	59,000	60,687
ICICI Bank Ltd. (b) 5.500% 3/25/15	94,000	97,871
JPMorgan Chase & Co. 3.375% 5/01/23	10,000	9,312
KFW 2.125% 1/17/23	135,000	126,995
Regions Financial Corp. 5.750% 6/15/15	50,000	53,938
The Toronto-Dominion Bank 2.375% 10/19/16	60,000	62,084
UBS AG 5.750% 4/25/18	55,000	63,559
Wachovia Corp. 5.750% 6/15/17	5,000	5,676
Wells Fargo & Co. 3.450% 2/13/23	70,000	66,852
Wells Fargo & Co. 3.625% 4/15/15	40,000	41,995
Zions Bancorp. 6.000% 9/15/15	30,000	31,004

		1,271,484

Beverages — 0.0%
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	15,000	13,581

	Principal Amount	Value
Molson Coors Brewing Co. 5.000% 5/01/42	$15,000	$14,409

		27,990

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	44,817

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	50,000	60,837
Lafarge North America, Inc. 6.875% 7/15/13	60,000	60,150
Lafarge SA (b) 6.200% 7/09/15	125,000	133,125
Masco Corp. 7.125% 8/15/13	45,000	45,225
Owens Corning, Inc. 6.500% 12/01/16	40,000	44,652
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,277

		356,266

Chemicals — 0.5%
Ashland, Inc. (b) 3.000% 3/15/16	105,000	105,525
Ashland, Inc. (b) 6.875% 5/15/43	45,000	45,900
Cabot Corp. 5.000% 10/01/16	75,000	82,618
CF Industries, Inc. 3.450% 6/01/23	14,000	13,454
Cytec Industries, Inc. 3.500% 4/01/23	10,000	9,554
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,003
The Dow Chemical Co. 8.550% 5/15/19	15,000	19,138
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,908
Ecolab, Inc. 4.350% 12/08/21	15,000	15,836
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	27,392
Incitec Pivot Ltd. (b) 4.000% 12/07/15	75,000	78,369
Methanex Corp. 5.250% 3/01/22	5,000	5,241
NOVA Chemicals Corp. 8.625% 11/01/19	25,000	27,406
RPM International, Inc. 3.450% 11/15/22	50,000	46,646
RPM International, Inc. 6.125% 10/15/19	50,000	57,425

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RPM International, Inc. 6.250% 12/15/13	$70,000	$71,490
Valspar Corp. 7.250% 6/15/19	25,000	30,246

		660,151

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	57,435
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	30,000	31,350
ERAC USA Finance Co. (b) 6.700% 6/01/34	35,000	39,487
ERAC USA Finance LLC (b) 3.300% 10/15/22	25,000	23,731
The Western Union Co. 5.930% 10/01/16	40,000	44,454

		196,457

Computers — 0.2%
Apple, Inc. 1.000% 5/03/18	75,000	72,022
Apple, Inc. 2.400% 5/03/23	50,000	46,373
Apple, Inc. 3.850% 5/04/43	25,000	22,206
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,338
EMC Corp. 3.375% 6/01/23	67,000	65,761
Hewlett-Packard Co. 2.200% 12/01/15	50,000	50,775
International Business Machines Corp. 5.600% 11/30/39	30,000	34,523

		296,998

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 5.000% 3/15/23	30,000	29,820
The Procter & Gamble Co. 5.800% 8/15/34	10,000	11,994

		41,814

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	15,000	14,759

Diversified Financial — 1.9%
American Express Co. 6.150% 8/28/17	50,000	57,941
American Express Co. 8.125% 5/20/19	30,000	38,769
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	71,444
BlackRock, Inc. 5.000% 12/10/19	20,000	22,685

	Principal Amount	Value
BlackRock, Inc. 6.250% 9/15/17	$45,000	$52,979
Citigroup, Inc. 5.375% 8/09/20	50,000	55,290
Citigroup, Inc. 5.500% 10/15/14	40,000	42,071
Citigroup, Inc. 5.500% 2/15/17	115,000	125,760
Citigroup, Inc. 5.875% 5/29/37	5,000	5,417
Citigroup, Inc. 5.875% 1/30/42	20,000	22,006
Citigroup, Inc. 6.375% 8/12/14	80,000	84,422
Citigroup, Inc. 8.125% 7/15/39	15,000	19,811
Citigroup, Inc. 8.500% 5/22/19	30,000	37,801
CNH Capital LLC (b) 3.625% 4/15/18	25,000	23,813
CNH Capital LLC 3.875% 11/01/15	70,000	70,350
CNH Capital LLC 6.250% 11/01/16	45,000	47,925
Eaton Vance Corp. 3.625% 6/15/23	21,000	20,261
Eaton Vance Corp. 6.500% 10/02/17	4,000	4,604
Ford Motor Credit Co. LLC 2.750% 5/15/15	15,000	15,210
Ford Motor Credit Co. LLC 3.875% 1/15/15	245,000	252,532
Ford Motor Credit Co. LLC 8.700% 10/01/14	25,000	27,134
General Electric Capital Corp. 1.600% 11/20/17	60,000	58,571
General Electric Capital Corp. 5.625% 5/01/18	25,000	28,675
General Electric Capital Corp. 6.000% 8/07/19	30,000	34,828
General Electric Capital Corp. 6.875% 1/10/39	55,000	67,782
General Motors Financial Co., Inc. (b) 2.750% 5/15/16	35,000	34,431
The Goldman Sachs Group, Inc. 1.600% 11/23/15	55,000	55,126
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	48,827
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	37,933
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	44,121

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.150% 4/01/18	$20,000	$22,537
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	19,217
HSBC Finance Corp. 6.676% 1/15/21	30,000	33,166
Hyundai Capital America (b) 1.625% 10/02/15	30,000	29,903
International Lease Finance Corp. 3.875% 4/15/18	55,000	51,700
International Lease Finance Corp. 5.750% 5/15/16	191,000	196,278
Janus Capital Group, Inc. 6.700% 6/15/17	50,000	55,829
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	41,885
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	76,436
JP Morgan Chase & Co. 5.600% 7/15/41	95,000	102,235
JP Morgan Chase & Co. 3.450% 3/01/16	85,000	88,662
Lazard Group LLC 6.850% 6/15/17	75,000	83,891
Lazard Group LLC 7.125% 5/15/15	95,000	103,157
Leighton Finance USA Pty Ltd. (b) 5.950% 11/13/22	25,000	23,993
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	22,878
Morgan Stanley 3.800% 4/29/16	30,000	31,202
Morgan Stanley 4.200% 11/20/14	130,000	134,482
Morgan Stanley 5.450% 1/09/17	60,000	64,845
Morgan Stanley 5.625% 9/23/19	50,000	53,742
Morgan Stanley 5.750% 1/25/21	20,000	21,709
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,705

		2,781,971

Electric — 0.8%
The AES Corp. 7.750% 10/15/15	15,000	16,538
Ameren Corp. 8.875% 5/15/14	95,000	101,260
CMS Energy Corp. 2.750% 5/15/14	115,000	116,625
CMS Energy Corp. 5.050% 2/15/18	80,000	88,868

	Principal Amount	Value
CMS Energy Corp. 6.875% 12/15/15	$10,000	$11,239
Florida Power & Light Co. 4.950% 6/01/35	25,000	27,152
Georgia Power Co. 4.300% 3/15/42	10,000	9,171
IPALCO Enterprises, Inc. 5.000% 5/01/18	75,000	77,250
IPALCO Enterprises, Inc. (b) 7.250% 4/01/16	53,000	57,505
Kansas Gas & Electric Co. 5.647% 3/29/21	55,283	57,754
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	62,513
MidAmerican Energy Holdings Co. 5.950% 5/15/37	70,000	77,771
National Fuel Gas Co. 3.750% 3/01/23	20,000	19,247
Nevada Power Co. Series N 6.650% 4/01/36	20,000	25,128
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	32,782
NiSource Finance Corp. 4.800% 2/15/44	45,000	40,747
NiSource Finance Corp. 5.800% 2/01/42	40,000	41,198
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	6,042
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	20,315
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	28,369
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	14,735
Puget Energy, Inc. 6.500% 12/15/20	59,000	66,080
Southern California Edison Co. 5.950% 2/01/38	20,000	24,160
State Grid Overseas Investment Ltd. (b) 1.750% 5/22/18	45,000	43,130
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	28,388	28,914
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	53,257	58,049
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	37,461
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	56,722

		1,246,725

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	$130,000	$135,525

Electronics — 0.1%
Agilent Technologies, Inc. 3.875% 7/15/23	37,000	35,733
Amphenol Corp. 4.000% 2/01/22	20,000	19,959
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	48,700
Avnet, Inc. 4.875% 12/01/22	23,000	22,908
Jabil Circuit, Inc. 7.750% 7/15/16	35,000	39,637
PerkinElmer, Inc. 5.000% 11/15/21	30,000	31,221

		198,158

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	25,000	25,834

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	30,000	31,688
Republic Services, Inc. 5.250% 11/15/21	5,000	5,489

		37,177

Foods — 0.2%
ConAgra Foods, Inc. (b) 4.950% 8/15/20	30,000	32,232
ConAgra Foods, Inc. (b) 6.625% 8/15/39	15,000	17,445
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	48,240
Kraft Foods, Inc. 4.125% 2/09/16	60,000	64,137
Kraft Foods, Inc. 6.500% 2/09/40	20,000	23,863
TreeHouse Foods, Inc. 7.750% 3/01/18	75,000	79,406
Tyson Foods, Inc. 4.500% 6/15/22	30,000	30,655
Tyson Foods, Inc. 6.600% 4/01/16	45,000	50,829

		346,807

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	20,000	21,046
International Paper Co. 7.300% 11/15/39	25,000	30,004
International Paper Co. 9.375% 5/15/19	15,000	19,606

	Principal Amount	Value
The Mead Corp. 7.550% 3/01/47	$50,000	$52,746
Plum Creek Timberlands LP 3.250% 3/15/23	35,000	32,376

		155,778

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	9,610

Health Care – Products — 0.0%
Boston Scientific Corp. 6.000% 1/15/20	35,000	39,616
Johnson & Johnson 5.850% 7/15/38	10,000	12,296

		51,912

Health Care – Services — 0.1%
Cigna Corp. 2.750% 11/15/16	40,000	41,509
Cigna Corp. 5.125% 6/15/20	20,000	21,709
HCA, Inc. 8.500% 4/15/19	30,000	32,194
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	14,834
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	17,910
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	6,734
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	56,220

		191,110

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	50,554
Leucadia National Corp. 7.750% 8/15/13	350,000	352,555

		403,109

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	20,000	19,168
Whirlpool Corp. 5.150% 3/01/43	10,000	9,466
Whirlpool Corp. 8.600% 5/01/14	20,000	21,234

		49,868

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	15,000	14,125
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	31,455

		45,580

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	$15,000	$14,699
Toro Co. 7.800% 6/15/27	40,000	48,535

		63,234

Insurance — 0.9%
Aflac, Inc. 3.625% 6/15/23	52,000	50,543
Aflac, Inc. 8.500% 5/15/19	25,000	31,954
The Allstate Corp. 5.550% 5/09/35	30,000	33,869
The Allstate Corp. 7.450% 5/16/19	10,000	12,616
American International Group, Inc. 3.000% 3/20/15	50,000	51,528
American International Group, Inc. 3.650% 1/15/14	10,000	10,144
The Chubb Corp. VRN 6.375% 4/15/17	42,000	44,940
CNA Financial Corp. 7.350% 11/15/19	40,000	48,432
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	62,735
ING US, Inc. (b) 5.500% 7/15/22	30,000	31,912
ING US, Inc. VRN (b) 5.650% 5/15/53	45,000	42,300
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	21,000	20,291
Lincoln National Corp. 4.300% 6/15/15	20,000	21,210
Lincoln National Corp. 8.750% 7/01/19	50,000	64,107
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	48,549
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	50,000	54,851
MetLife Capital Trust IV (b) 7.875% 12/15/32	70,000	83,363
MetLife, Inc. Series A 6.817% 8/15/18	10,000	12,113
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	38,829
The Progressive Corp. VRN 6.700% 6/15/17	75,000	81,000
Prudential Financial, Inc. 3.875% 1/14/15	45,000	46,881
Prudential Financial, Inc. 4.500% 11/15/20	25,000	26,647

	Principal Amount	Value
Prudential Financial, Inc. 4.750% 9/17/15	$75,000	$80,705
Prudential Financial, Inc. VRN 5.200% 3/15/44	65,000	61,425
Prudential Financial, Inc. 6.200% 11/15/40	15,000	17,135
Prudential Financial, Inc. VRN 8.875% 6/15/18	55,000	66,000
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	24,509
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	42,862
Reinsurance Group of America, Inc. 6.450% 11/15/19	30,000	34,507
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	30,179
Willis North America, Inc. 7.000% 9/29/19	21,000	24,119

		1,300,255

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	80,000	92,303

Investment Companies — 0.1%
Xstrata Finance Canada (b) 2.850% 11/10/14	50,000	50,901
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	50,000	50,016
Xstrata Finance Canada Ltd. (b) 5.800% 11/15/16	45,000	49,088

		150,005

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	30,849
ArcelorMittal 4.250% 8/05/15	141,000	142,410
ArcelorMittal 5.750% 8/05/20	60,000	59,400
ArcelorMittal 9.500% 2/15/15	115,000	125,638
Cliffs Natural Resources, Inc. 3.950% 1/15/18	25,000	23,885
Gerdau Trade, Inc. (b) 4.750% 4/15/23	45,000	41,175
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	28,451
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	61,409
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	57,176

		570,393

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	$50,000	$48,296

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	58,300
Hyatt Hotels Corp. 3.375% 7/15/23	20,000	18,645
Marriott International, Inc. 5.810% 11/10/15	15,000	16,295
Marriott International, Inc. 6.200% 6/15/16	180,000	201,087
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	5,912
Wyndham Worldwide Corp. 2.500% 3/01/18	35,000	34,374
Wyndham Worldwide Corp. 2.950% 3/01/17	15,000	15,182
Wynn Las Vegas LLC 7.750% 8/15/20	90,000	99,936

		449,731

Machinery – Diversified — 0.1%
Roper Industries, Inc. 3.125% 11/15/22	25,000	23,626
Xylem, Inc. 3.550% 9/20/16	40,000	42,055
Xylem, Inc. 4.875% 10/01/21	20,000	21,235

		86,916

Manufacturing — 0.2%
Eaton Corp. (b) 1.500% 11/02/17	25,000	24,268
General Electric Co. 4.125% 10/09/42	50,000	46,525
Harsco Corp 2.700% 10/15/15	146,000	147,022
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	47,378
SPX Corp. 7.625% 12/15/14	31,000	32,860
Tyco Electronics Group SA 6.550% 10/01/17	40,000	46,304

		344,357

Media — 0.2%
CBS Corp. 7.875% 7/30/30	40,000	50,965
Comcast Corp. 6.400% 5/15/38	35,000	41,775
NBCUniversal Media LLC 6.400% 4/30/40	5,000	5,980

	Principal Amount	Value
News America, Inc. 6.900% 8/15/39	$25,000	$29,403
Time Warner Cable, Inc. 4.000% 9/01/21	30,000	28,729
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	25,502
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,040
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	12,275
Time Warner, Inc. 4.700% 1/15/21	35,000	37,453
Time Warner, Inc. 6.100% 7/15/40	25,000	27,295
Time Warner, Inc. 6.250% 3/29/41	5,000	5,517
Viacom, Inc. 6.250% 4/30/16	40,000	45,171

		322,105

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	175,000	185,013

Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (b) 2.375% 3/15/18	20,000	19,021
Freeport-McMoRan Copper & Gold, Inc. (b) 5.450% 3/15/43	30,000	26,455
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	50,000	44,871
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	64,955
Vale Overseas Ltd. 6.250% 1/23/17	65,000	72,625
Vale Overseas Ltd. 6.875% 11/10/39	15,000	15,141
Vulcan Materials Co. 6.500% 12/01/16	20,000	21,650

		264,718

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.750% 1/15/16	25,000	26,282
Pitney Bowes, Inc. 5.750% 9/15/17	30,000	32,415
Xerox Corp. 4.250% 2/15/15	30,000	31,341

		90,038

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	54,007

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 0.9%
Anadarko Petroleum Corp. 6.450% 9/15/36	$30,000	$34,762
Chesapeake Energy Corp. 3.250% 3/15/16	175,000	174,125
Chesapeake Energy Corp. 9.500% 2/15/15	60,000	66,300
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	8,763
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	90,000	84,769
ConocoPhillips 6.500% 2/01/39	20,000	25,160
Devon Energy Corp. 5.600% 7/15/41	40,000	41,449
EQT Corp. 4.875% 11/15/21	25,000	25,720
KazMunayGas National Co. JSC (b) 4.400% 4/30/23	45,000	41,737
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	45,646
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	43,870
Nexen, Inc. 7.500% 7/30/39	5,000	6,106
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,250
Petrobras Global Finance BV 2.000% 5/20/16	35,000	34,273
Petrobras Global Finance BV 3.000% 1/15/19	20,000	18,578
Petrobras International Finance Co. 3.875% 1/27/16	59,000	60,701
Petrobras International Finance Co. 5.375% 1/27/21	50,000	50,235
Petrobras International Finance Co. 6.750% 1/27/41	20,000	19,981
Petroleos Mexicanos 5.500% 1/21/21	60,000	63,900
Phillips 66 4.300% 4/01/22	20,000	20,664
Phillips 66 5.875% 5/01/42	20,000	22,045
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	55,762
Rowan Cos., Inc. 4.875% 6/01/22	50,000	51,593
Rowan Cos., Inc. 5.000% 9/01/17	30,000	32,424
Shell International Finance BV 5.500% 3/25/40	15,000	17,428
Talisman Energy, Inc. 5.500% 5/15/42	20,000	19,582

	Principal Amount	Value
Tesoro Corp. 9.750% 6/01/19	$35,000	$38,675
Transocean, Inc. 4.950% 11/15/15	70,000	75,081
Transocean, Inc. 5.050% 12/15/16	40,000	43,497
Valero Energy Corp. 6.125% 2/01/20	40,000	46,482

		1,274,558

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	43,651
Superior Energy Services, Inc. 7.125% 12/15/21	73,000	78,840
Weatherford International Ltd. 4.500% 4/15/22	25,000	24,716
Weatherford International Ltd. 5.950% 4/15/42	20,000	18,903

		166,110

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	15,000	16,447
Sonoco Products Co. 4.375% 11/01/21	25,000	25,593

		42,040

Pharmaceuticals — 0.3%
McKesson Corp. 4.750% 3/01/21	30,000	32,969
McKesson Corp. 6.000% 3/01/41	30,000	35,084
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	11,821
Mylan, Inc. (b) 7.625% 7/15/17	10,000	11,072
Mylan, Inc. (b) 7.875% 7/15/20	225,000	259,638
Pfizer, Inc. 7.200% 3/15/39	35,000	46,898
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	25,000	29,547
Zoetis, Inc. (b) 3.250% 2/01/23	15,000	14,252

		441,281

Pipelines — 0.6%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	44,136
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	27,286
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	23,404

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DCP Midstream LLC (b) 9.750% 3/15/19	$5,000	$6,448
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	26,570
Energy Transfer Partners LP FRN (b) 3.292% 11/01/66	50,000	45,000
Enogex LLC (b) 6.875% 7/15/14	120,000	125,037
Enterprise Products Operating LP 3.200% 2/01/16	25,000	26,243
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	42,056
Kern River Funding Corp. (b) 4.893% 4/30/18	89,950	97,058
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	28,157
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	27,970
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,912
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	36,746
ONEOK Partners LP 3.250% 2/01/16	25,000	26,073
ONEOK Partners LP 6.125% 2/01/41	30,000	30,966
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	55,000	62,672
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	35,088
The Williams Cos., Inc. 3.700% 1/15/23	20,000	18,582
Williams Partners LP 5.250% 3/15/20	75,000	80,603

		816,007

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 4.500% 1/15/18	60,000	63,990
Boston Properties LP 3.700% 11/15/18	20,000	21,006
Boston Properties LP 4.125% 5/15/21	30,000	30,804
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	42,600
DDR Corp. 4.750% 4/15/18	15,000	16,118
DDR Corp. 7.875% 9/01/20	15,000	18,296
Developers Diversified Realty Corp. 5.500% 5/01/15	75,000	80,257
Duke Realty LP 8.250% 8/15/19	50,000	62,309

	Principal Amount	Value
ERP Operating LP 4.625% 12/15/21	$15,000	$15,889
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,477
HCP, Inc. 2.625% 2/01/20	35,000	32,788
Realty Income Corp. 2.000% 1/31/18	90,000	87,332
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	20,000	20,171

		503,037

Retail — 0.2%
Best Buy Co., Inc. 7.250% 7/15/13	25,000	25,031
CVS Caremark Corp. 6.125% 9/15/39	10,000	11,686
CVS Pass-Through Trust (b) 5.926% 1/10/34	58,036	64,738
The Home Depot, Inc. 5.950% 4/01/41	30,000	35,740
McDonald’s Corp. 6.300% 10/15/37	25,000	31,273
O’Reilly Automotive, Inc. 3.850% 6/15/23	23,000	22,336
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	42,588
QVC, Inc. (b) 4.375% 3/15/23	25,000	23,319
QVC, Inc. 5.125% 7/02/22	10,000	10,105
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	46,273

		313,089

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	35,000	40,247
Glencore Funding LLC (b) 1.700% 5/27/16	33,000	32,000
Glencore Funding LLC (b) 2.500% 1/15/19	55,000	49,759
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	155,260
Washington Mutual Bank (c) 5.650% 8/15/14	180,000	2

		277,268

Semiconductors — 0.1%
Intel Corp., Convertible 2.950% 12/15/35	50,000	54,406
Micron Technology, Inc., Convertible (b) 2.125% 2/15/33	44,000	63,938

		118,344

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.1%
CA, Inc. 5.375% 12/01/19	$40,000	$43,500
ManTech International Corp. 7.250% 4/15/18	35,000	36,400
Microsoft Corp. 3.000% 10/01/20	5,000	5,102
Oracle Corp. 1.200% 10/15/17	50,000	48,561

		133,563

Telecommunications — 0.7%
America Movil SAB de CV 5.000% 3/30/20	25,000	26,832
America Movil SAB de CV 6.125% 3/30/40	30,000	32,443
AT&T, Inc. 6.500% 9/01/37	65,000	73,749
British Telecom PLC 9.625% 12/15/30	15,000	22,582
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,200
CenturyLink, Inc. 7.600% 9/15/39	10,000	9,500
CenturyLink, Inc. 7.650% 3/15/42	10,000	9,500
Cisco Systems, Inc. 5.500% 1/15/40	10,000	11,343
Deutsche Telekom International Finance BV 8.750% 6/15/30	15,000	20,809
Embarq Corp. 7.082% 6/01/16	30,000	33,616
Juniper Networks, Inc. 4.600% 3/15/21	25,000	25,654
Juniper Networks, Inc. 5.950% 3/15/41	35,000	35,926
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,613
Telecom Italia Capital 6.000% 9/30/34	10,000	9,068
Telecom Italia Capital 6.175% 6/18/14	46,000	47,610
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	25,000	24,448
Telefonica Emisiones SAU 3.192% 4/27/18	250,000	242,152
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	67,035
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	30,928
Verizon Communications, Inc. 8.750% 11/01/18	19,000	24,763
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	51,821

	Principal Amount	Value
Virgin Media Finance PLC 8.375% 10/15/19	$100,000	$108,500
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	102,750

		1,048,842

Transportation — 0.2%
Asciano Finance (b) 3.125% 9/23/15	25,000	25,546
Asciano Finance (b) 4.625% 9/23/20	20,000	20,154
Asciano Finance (b) 5.000% 4/07/18	55,000	58,431
Canadian National Railway Co. 5.850% 11/15/17	30,000	34,761
Canadian National Railway Co. 6.375% 11/15/37	20,000	25,665
Con-way, Inc. 7.250% 1/15/18	10,000	11,365
CSX Corp. 7.250% 5/01/27	10,000	12,273
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	21,978
Ryder System, Inc. 2.500% 3/01/18	110,000	108,743
Union Pacific Corp. 4.000% 2/01/21	25,000	26,791

		345,707

Trucking & Leasing — 0.3%
GATX Corp. 2.375% 7/30/18	30,000	29,491
GATX Corp. 3.500% 7/15/16	40,000	41,836
GATX Corp. 3.900% 3/30/23	20,000	19,526
GATX Corp. 4.750% 5/15/15	35,000	36,812
GATX Corp. 4.750% 6/15/22	30,000	30,885
GATX Corp. 8.750% 5/15/14	100,000	106,658
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	130,000	132,233
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	45,000	46,499

		443,940

TOTAL CORPORATE DEBT (Cost $18,923,194)		19,374,542

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	$150,000	$141,353
State of California 5.950% 4/01/16	35,000	39,111
State of California BAB 7.550% 4/01/39	25,000	33,476
State of California BAB 7.600% 11/01/40	85,000	115,110
State of Illinois 5.365% 3/01/17	100,000	108,826

		437,876

TOTAL MUNICIPAL OBLIGATIONS (Cost $448,840)		437,876

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
Automobile ABS — 0.4%
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (b) 1.640% 11/15/16	46,581	46,643
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (b) 1.890% 7/15/16	20,728	20,786
California Republic Auto Receivables Trust, Series 2012-1, Class A (b) 1.180% 8/15/17	72,159	72,268
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.943% 9/15/21	27,576	27,719
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (b) 1.290% 10/16/17	52,885	52,678
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	65,384	65,253
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class B (b) 2.320% 4/15/15	150,000	150,389
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (b) 2.060% 6/15/17	26,285	26,366
SNAAC Auto Receivables Trust 2013-1, Series 2013-1A, Class A (b) 1.140% 7/16/18	38,906	38,871

		500,973

Commercial MBS — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	75,000	84,364
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.002% 2/10/51	45,000	48,153

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.395% 2/10/51	$75,000	$86,803
Banc of America Reremic Trust, Series 2012-PARK, Class A (b) 2.959% 12/10/30	100,000	96,374
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	82,982
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	52,322
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	40,000	45,001
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	40,000	44,483
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.941% 9/11/38	85,000	91,573
COMM, Series 2007-C9, Class A4 VRN 5.993% 12/10/49	83,000	94,314
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	136,192	134,085
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	32,738
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	84,700	85,510
GS Mortgage Securities Corp., Trust, Series 2013-NYC5 (b) 2.318% 1/10/30	100,000	100,298
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	109,497
ML-CFC Commercial Mortgage, Series 2007-9, Class AM VRN 5.856% 9/12/49	60,000	66,351
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	107,196
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	43,851

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$59,407	$60,948
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.646% 3/12/44	60,000	65,078
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.459% 1/11/43	35,000	40,755
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	82,727	81,817
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.526% 8/15/39	50,000	53,545
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	165,144
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.122% 2/15/51	35,000	39,066
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	82,887	87,101
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	105,844
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	39,519
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	51,582

		2,196,294

Home Equity ABS — 0.9%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.463% 8/25/35	66,101	64,727
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.523% 11/25/35	43,688	40,024
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.553% 7/25/35	17,227	16,984
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.563% 11/25/34	25,771	25,091
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1 FRN 1.153% 9/25/34	35,000	34,575
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.853% 6/25/35	39,143	38,724

	Principal Amount	Value
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.868% 2/25/35	$30,121	$29,495
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.645% 4/28/39	40,000	36,741
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.603% 12/25/33	11,266	11,031
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.623% 7/25/35	30,000	28,817
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.643% 8/25/35	42,931	40,115
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.653% 9/25/34	8,868	8,784
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.683% 12/25/35	23,395	22,923
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.483% 7/25/36	57,346	56,391
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.613% 5/25/36	70,000	65,866
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.623% 5/25/35	55,021	53,159
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.643% 7/25/35	83,000	78,837
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.433% 1/25/36	28,740	26,138
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.623% 4/25/35	29,158	27,870
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.303% 7/25/37	4,303	4,283
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.363% 8/25/36	30,343	28,553
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.373% 7/25/36	15,031	14,874
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.633% 10/25/35	33,938	33,301

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.683% 7/25/35	$36,866	$36,695
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.973% 12/25/32	40,367	38,622
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.473% 8/25/45	8,791	8,640
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.988% 2/25/35	60,000	56,463
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 1.018% 6/25/35	85,136	80,304
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.930% 6/28/35	61,439	59,378
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.693% 7/25/35	52,685	50,987
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.663% 5/25/35	24,514	24,014
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.453% 9/25/35	44,974	42,371
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.573% 8/25/35	46,464	44,705
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.693% 3/25/35	38,419	38,213
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.383% 3/25/36	20,425	20,042
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.533% 3/25/36	20,532	20,167
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.553% 8/25/35	28,951	27,966

		1,335,870

Other ABS — 0.7%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	49,813	51,630
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.373% 8/18/21	71,851	70,113

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	$49,063	$52,828
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	98,313	97,411
Icon Brands Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	49,125	48,349
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.138% 4/25/35	159,505	156,391
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (d) 0.872% 6/20/14	250,000	244,700
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (b) 1.870% 8/20/29	69,218	69,460
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	49,557	50,501
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	42,294	43,977
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	77,065	83,450
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.370% 11/26/21	68,333	66,892

		1,035,702

Student Loans ABS — 0.7%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.403% 8/25/26	41,147	40,438
Access Group, Inc., Series 2002-1, Class A4 1.693% 9/01/37	50,000	45,544
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	75,000	64,500
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 0.000% 6/15/43	50,000	49,687
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 0.000% 6/15/43	50,000	44,612
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.433% 12/15/22	43,772	43,616

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	$50,000	$48,805
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.393% 11/25/26	100,000	99,198
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.576% 10/28/41	75,852	74,588
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.303% 3/25/26	6,624	6,613
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.403% 4/26/27	57,084	56,798
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.993% 4/25/46	31,906	32,158
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.483% 5/28/26	69,800	69,455
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.447% 7/15/36	100,000	97,297
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 0.000% 12/15/16	50,000	50,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 0.000% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.000% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 0.000% 12/17/46	75,000	61,875
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.320% 6/17/30	50,000	50,000

		1,085,184

WL Collateral CMO — 0.2%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	9,064	8,937
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	4,388	3,776
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.661% 8/25/34	6,336	5,869
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.382% 1/19/38	78,894	61,828

	Principal Amount	Value
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.553% 7/25/35	$17,515	$16,900
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.303% 5/25/37	87,520	56,397
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.424% 8/25/34	26,734	21,247
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.443% 8/25/36	22,582	20,680
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 1.836% 2/25/34	3,249	2,982
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.641% 7/25/33	1,781	1,740
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	145	144
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/25/51	38,116	38,462
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.453% 7/25/35	7,994	7,802
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.690% 3/25/34	16,968	16,625
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.568% 4/25/44	40,491	37,386

		300,775

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.443% 11/25/37	39,995	38,069
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.765% 6/25/32	11,255	9,758

		47,827

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,475,159)		6,502,625

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	48,640
Mexico Government International Bond 4.750% 3/08/44	91,000	80,990

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Peruvian Government International Bond 6.550% 3/14/37	$20,000	$23,600
Poland Government International Bond 6.375% 7/15/19	50,000	58,315
Province of Quebec Canada 2.625% 2/13/23	92,000	86,287
Province of Quebec Canada 7.500% 9/15/29	20,000	27,473
Republic of Brazil International Bond 5.625% 1/07/41	65,000	64,675
United Mexican States 5.125% 1/15/20	35,000	38,465
United Mexican States 6.750% 9/27/34	35,000	41,300

		469,745

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $476,031)		469,745

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.6%
Collateralized Mortgage Obligations — 0.0%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	59,118	67,004

Pass-Through Securities — 8.6%
Federal Home Loan Mortgage Corp. Pool #Q15841 3.000% 2/01/43	788,575	770,370
Pool #Q00543 4.500% 5/01/41	92,475	97,601
Pool #Q01704 4.500% 6/01/41	96,608	101,963
Pool #Q03086 4.500% 9/01/41	361,367	381,398
Pool #G05253 5.000% 2/01/39	36,723	39,226
Pool #E85389 6.000% 9/01/16	9,223	9,739
Pool #G11431 6.000% 2/01/18	3,341	3,558
Pool #E85015 6.500% 8/01/16	3,300	3,514
Pool #G00729 8.000% 6/01/27	26,737	31,602
Pool #554904 9.000% 3/01/17	95	95
Federal Home Loan Mortgage Corp. TBA Pool#3133 3.000% 10/01/42 (e)	100,000	97,262
Pool #2716 3.500% 5/01/25 (e)	250,000	259,297

	Principal Amount	Value
Pool #5159 4.500% 5/01/39 (e)	$200,000	$210,391
Federal National Mortgage Association Pool #725692 2.302% 10/01/33	30,173	31,797
Pool #888586 2.370% 10/01/34	57,054	60,296
Pool #AB8756 3.000% 3/01/43	168,869	161,982
Pool #AT0976 3.000% 4/01/43	169,315	162,410
Pool #AT2911 3.000% 4/01/43	199,188	191,065
Pool #AO8629 3.500% 7/01/42	268,453	272,983
Pool #AP6609 3.500% 9/01/42	94,283	95,874
Pool #AR8708 3.500% 4/01/43	54,687	54,926
Pool #AT0998 3.500% 4/01/43	268,691	269,866
Pool #AT4050 3.500% 5/01/43	69,794	70,100
Pool #MA1463 3.500% 6/01/43	179,723	180,509
Pool #745275 5.000% 2/01/36	122,966	132,472
Pool #586036 6.000% 5/01/16	787	804
Pool #564594 7.000% 1/01/31	8,686	9,940
Pool #253795 7.000% 5/01/31	10,274	11,793
Pool #507061 7.500% 10/01/29	906	1,057
Pool #531196 7.500% 2/01/30	1,688	1,974
Pool #527761 7.500% 2/01/30	2,186	2,522
Pool #534119 7.500% 3/01/30	699	818
Pool #534420 7.500% 3/01/30	715	836
Pool #529259 7.500% 4/01/30	2,773	3,223
Pool #253183 7.500% 4/01/30	4,461	5,204
Pool #253265 7.500% 5/01/30	5,468	6,373
Pool #535248 8.000% 4/01/30	257	305
Pool #539460 8.000% 5/01/30	2,081	2,480

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #546988 8.000% 7/01/30	$2,152	$2,341
Pool #190317 8.000% 8/01/31	3,275	3,897
Federal National Mortgage Association TBA Pool #1080 2.500% 9/01/27 (e)	445,000	446,582
Pool#812 2.500% 10/01/42 (e)	1,050,000	974,490
Pool #3772 3.000% 11/01/26 (e)	350,000	359,160
Pool #754 3.000% 10/01/42 (e)	579,000	564,661
Pool #5871 3.500% 11/01/25 (e)	450,000	468,070
Pool #12994 4.000% 9/01/40 (e)	450,000	467,701
Pool #21695 5.000% 1/01/37 (e)	400,000	430,094
Pool #44117 5.500% 1/01/35 (e)	544,000	590,006
Government National Mortgage Association Pool #82488 2.000% 3/20/40	51,218	53,516
Pool #782562 5.000% 2/15/39	433,922	468,365
Pool #351528 7.000% 8/15/23	8,585	9,353
Pool #352049 7.000% 10/15/23	2,031	2,290
Pool #588012 7.000% 7/15/32	6,840	7,864
Pool #591581 7.000% 8/15/32	3,090	3,565
Pool #185306 7.500% 4/15/17	2,904	3,107
Pool #199170 7.500% 5/15/17	86	89
Pool #189371 7.500% 6/15/17	1,378	1,487
Government National Mortgage Association II Pool #82462 3.500% 1/20/40	53,324	55,962
Government National Mortgage Association TBA Pool #5884 3.000% 11/01/42 (e)	250,000	246,728
Pool#1559 3.500% 5/01/42 (e)	900,000	921,762
Pool #6078 4.000% 8/01/40 (e)	900,000	942,609

	Principal Amount	Value
Pool #6669 4.500% 7/01/39 (e)	$1,650,000	$1,750,418
Pool #13279 5.000% 4/01/38 (e)	100,000	107,875
Pool #20432 6.000% 7/01/35 (e)	200,000	220,562

		12,840,179

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,909,635)		12,907,183

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds & Notes — 4.2%
U.S. Treasury Bond 2.750% 8/15/42	815,000	703,565
U.S. Treasury Bond 3.125% 11/15/41	300,000	281,280
U.S. Treasury Bond 4.500% 2/15/36	165,000	196,497
U.S. Treasury Bond 5.375% 2/15/31	110,000	143,262
U.S. Treasury Note 0.375% 2/15/16	520,000	517,656
U.S. Treasury Note (f) 0.625% 9/30/17	3,115,000	3,045,618
U.S. Treasury Note 1.625% 8/15/22	1,425,000	1,336,940

		6,224,818

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,445,160)		6,224,818

TOTAL BONDS & NOTES (Cost $45,678,019)		45,916,789

	Number of Shares
MUTUAL FUNDS — 7.4%
Diversified Financial — 7.4%
iPath Goldman Sachs Crude Oil Total Return Index ETN (a)	13,400	299,490
iShares FTSE/Xinhua China 25 Index Fund	41,000	1,333,320
iShares MSCI Australia Index Fund	3,500	79,030
iShares MSCI Brazil Capped Index Fund	1,500	65,790
iShares MSCI Chile Capped Investable Market Index Fund	1,800	96,822
iShares MSCI EAFE Index Fund	73,430	4,213,414
iShares MSCI France Index Fund	2,800	65,268
iShares MSCI Germany Index Fund	1,100	27,170

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
iShares MSCI Hong Kong Index Fund	2,700	$49,437
iShares MSCI Indonesia Investable Market Index Fund	3,400	105,978
iShares MSCI Italy Capped Index Fund	5,200	61,412
iShares MSCI Japan Index Fund	5,800	65,076
iShares MSCI Malaysia Index Fund	6,000	93,300
iShares MSCI Mexico Capped Investable Market Index Fund	1,600	104,320
iShares MSCI Netherlands Investable Market Index Fund	3,800	79,040
iShares MSCI New Zealand Capped Investable Market Index Fund	2,400	80,520
iShares MSCI Philippines Investable Market Index Fund	300	10,512
iShares MSCI Poland Capped Investable Market Index Fund	1,100	26,752
iShares MSCI Russia Capped Index Fund	2,600	49,946
iShares MSCI South Korea Capped Index Fund	500	26,600
iShares MSCI Spain Index Fund	3,500	96,915
iShares MSCI Sweden Index Fund	500	14,905
iShares MSCI Switzerland Capped Index Fund	1,800	51,570
iShares MSCI Taiwan Index Fund	1,000	13,300
iShares MSCI Thailand Capped Investable Market Index Fund	1,200	94,128
iShares MSCI United Kingdom Index Fund	2,200	38,852
Vanguard FTSE Developed Markets ETF	74,840	2,665,052
Vanguard MSCI Emerging Markets ETF	30,800	1,194,424

		11,102,343

TOTAL MUTUAL FUNDS (Cost $11,821,960)		11,102,343

TOTAL LONG-TERM INVESTMENTS (Cost $129,837,187)		136,247,406

	Principal Amount
SHORT-TERM INVESTMENTS — 15.2%
Commercial Paper — 11.2%
American Electric Power Co., Inc. (b) 0.310% 7/15/13	$663,000	662,909
Apache Corp. (b) 0.280% 7/10/13	1,200,000	1,199,897
Brown-Forman Corp. (b) 0.150% 7/05/13	408,000	407,990

	Principal Amount	Value
Duke Energy Corp. (b) 0.300% 7/25/13	$1,000,000	$999,783
FMC Technologies, Inc. (b) 0.270% 7/11/13	600,000	599,946
Glencore Funding LLC 0.460% 8/20/13	1,000,000	999,336
Harley-Davidson Funding Corp. (b) 0.220% 7/09/13	469,000	468,971
Hewlett-Packard Co. (b) 0.300% 7/02/13	1,200,000	1,199,970
Marriott International, Inc. (b) 0.330% 7/30/13	488,000	487,861
Michelin Luxembourg SCS (b) 0.270% 7/03/13	1,000,000	999,970
Nabors Industries, Inc. (b) 0.290% 7/22/13	317,000	316,941
Nabors Industries, Inc. (b) 0.294% 7/18/13	401,000	400,939
Nissan Motor Acceptance Corp. (b) 0.270% 7/12/13	787,000	786,923
Noble Corp. (b) 0.330% 8/02/13	1,000,000	999,688
Pacific Gas & Electric Co. (b) 0.230% 7/23/13	1,000,000	999,847
Pentair Finance (b) 0.310% 7/01/13	434,000	433,992
Talisman Energy, Inc. (b) 0.325% 7/19/13	1,300,000	1,299,769
TransCanada PipeLines, Ltd. (b) 0.300% 7/08/13	684,000	683,949
Volvo Group Treasury (b) 0.300% 7/17/13	900,000	899,865
VW Credit, Inc. (b) 0.290% 7/16/13	908,000	907,876
Westar Energy, Inc. (b) 0.300% 7/11/13	1,000,000	999,900

		16,756,322

Repurchase Agreement — 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (g)	5,874,660	5,874,660

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	26,265	26,265

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (f) 0.108% 9/26/13	150,000	149,960

TOTAL SHORT-TERM INVESTMENTS (Cost $22,807,207)		22,807,207

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 106.5% (Cost $152,644,394) (h)	$159,054,613

Other Assets/(Liabilities) — (6.5)%	(9,739,578)

NET ASSETS — 100.0%	$149,315,035

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $21,711,860 or 14.54% of net assets.
(c)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2013, these securities amounted to a value of $2 or 0.00% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2013, these securities amounted to a value of $244,700 or 0.16% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $5,874,665. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $5,993,418.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 12.3%

SOVEREIGN DEBT OBLIGATIONS — 7.0%
Australia Government Bond AUD (a) (b) 3.250% 4/21/29	1,198,000	$970,302
Hungary Government Bond HUF (b) 6.750% 2/24/17	87,460,000	406,300
Poland Government Bond PLN (b) 5.000% 4/25/16	1,000	314
United Mexican States MXN (b) 10.000% 12/05/24	1,170,000	121,745

		1,498,661

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,533,166)		1,498,661

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds & Notes — 5.3%
U.S. Treasury Bond 2.875% 5/15/43	$720,800	637,919
U.S. Treasury Note 2.125% 8/15/21	492,700	490,668

		1,128,587

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,193,321)		1,128,587

TOTAL BONDS & NOTES (Cost $2,726,487)		2,627,248

	Number of Shares
MUTUAL FUNDS — 93.1%
Commodity Fund — 1.0%
PowerShares DB Agriculture Fund (c)	8,411	209,518

Diversified Financial — 92.1%
iShares Barclays Intermediate Credit Bond Fund (d)	3,711	399,860
iShares Gold Trust	29,059	348,418
iShares iBoxx $ High Yield Corporate Bond Fund (d)	13,742	1,248,598
iShares MSCI Japan Index Fund	377,426	4,234,720
iShares MSCI United Kingdom Index Fund (d)	165,155	2,916,637
iShares S&P Global Industrials Sector Index Fund (d)	15,429	907,071
SPDR Gold Trust (c)	221	26,332

	Number of Shares	Value
SPDR S&P 500 ETF Trust	17,373	$2,779,854
State Street Navigator Securities Lending Prime Portfolio (e)	3,388,460	3,388,460
Vanguard Consumer Discretionary ETF	13,252	1,207,787
Vanguard Financials ETF	32,066	1,279,754
Vanguard Information Technology ETF (d)	6,192	458,084
Vanguard MSCI Emerging Markets ETF	12,556	486,922

		19,682,497

TOTAL MUTUAL FUNDS (Cost $19,556,595)		19,892,015

TOTAL LONG-TERM INVESTMENTS (Cost $22,283,082)		22,519,263

	Principal Amount
SHORT-TERM INVESTMENTS — 13.2%
Repurchase Agreement — 9.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (f)	$2,062,768	2,062,768

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	6,550	6,550

U.S. Treasury Bills — 3.6%
U.S. Treasury Bill 0.010% 8/22/13	762,800	762,757

TOTAL SHORT-TERM INVESTMENTS (Cost $2,832,075)		2,832,075

TOTAL INVESTMENTS — 118.6% (Cost $25,115,157) (g)		25,351,338

Other Assets/(Liabilities) — (18.6)%		(3,973,554)

NET ASSETS — 100.0%		$21,377,784

Notes to Consolidated Portfolio of Investments

AUD	Australian Dollar
ETF	Exchange-Traded Fund
HUF	Hungarian Forint
MXN	Mexican Peso
PLN	Polish Zloty

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2013, these securities amounted to a value of $970,302 or 4.54% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $3,309,550. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $2,062,770. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,106,048.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolios of investments.

MassMutual Premier Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Communications — 8.4%
Internet — 0.6%
Symantec Corp.	32,590	$732,297

Media — 1.6%
Liberty Media Corp. (a)	3,360	425,914
The Walt Disney Co.	23,370	1,475,815

		1,901,729

Telecommunications — 6.2%
BCE, Inc.	14,220	583,304
CenturyLink, Inc.	26,930	951,976
Cisco Systems, Inc.	108,790	2,644,685
Telefonica SA Sponsored ADR (Spain) (a)	31,690	405,949
Verizon Communications, Inc.	38,010	1,913,424
Vivendi SA Sponsored ADR (France)	22,820	431,298
Vodafone Group PLC Sponsored ADR (United Kingdom)	14,210	408,395

		7,339,031

		9,973,057

Consumer, Cyclical — 9.1%
Airlines — 1.1%
Delta Air Lines, Inc. (a)	66,890	1,251,512

Distribution & Wholesale — 0.3%
Genuine Parts Co.	4,700	366,929

Household Products — 0.2%
Reckitt Benckiser Group PLC-Sponsored ADR	20,560	293,288

Lodging — 0.5%
Las Vegas Sands Corp.	11,060	585,406

Retail — 7.0%
Costco Wholesale Corp.	7,820	864,658
The Gap, Inc.	18,660	778,682
Lowe’s Cos., Inc.	46,100	1,885,490
Macy’s, Inc.	21,390	1,026,720
McDonald’s Corp.	12,140	1,201,860
Target Corp.	15,470	1,065,264
Walgreen Co.	33,040	1,460,368

		8,283,042

		10,780,177

Consumer, Non-cyclical — 18.7%
Agriculture — 2.0%
Altria Group, Inc.	32,130	1,124,229
Lorillard, Inc.	28,550	1,247,064

		2,371,293

Beverages — 1.5%
PepsiCo, Inc.	21,300	1,742,127

	Number of Shares	Value
Biotechnology — 0.7%
Amgen, Inc.	8,970	$884,980

Commercial Services — 0.2%
Apollo Group, Inc. Class A (a)	17,130	303,544

Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	5,630	433,454

Foods — 3.0%
ConAgra Foods, Inc.	22,420	783,131
Kraft Foods Group, Inc.	17,120	956,494
Sysco Corp.	35,420	1,209,947
Unilever NV NY Shares	16,920	665,125

		3,614,697

Health Care – Services — 3.4%
HCA Holdings, Inc.	16,770	604,726
Thermo Fisher Scientific, Inc.	18,130	1,534,342
UnitedHealth Group, Inc.	29,540	1,934,279

		4,073,347

Pharmaceuticals — 7.5%
Astellas Pharma, Inc. Sponsored ADR (Japan)	46,570	629,626
Bristol-Myers Squibb Co.	35,120	1,569,513
Cardinal Health, Inc.	31,890	1,505,208
Pfizer, Inc.	69,170	1,937,452
Roche Holding AG Sponsored ADR (Switzerland)	27,600	1,707,474
Sanofi ADR (France)	16,510	850,430
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	17,160	672,672

		8,872,375

		22,295,817

Energy — 12.6%
Oil & Gas — 9.2%
Anadarko Petroleum Corp.	18,670	1,604,313
BP PLC Sponsored ADR (United Kingdom)	42,610	1,778,541
Chevron Corp.	8,510	1,007,073
EQT Corp.	8,735	693,297
Occidental Petroleum Corp.	20,800	1,855,984
Phillips 66	12,790	753,459
Pioneer Natural Resources Co.	4,050	586,238
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	18,242	1,163,840
Suncor Energy, Inc.	49,200	1,450,908

		10,893,653

Oil & Gas Services — 1.6%
Cameron International Corp. (a)	7,900	483,164
National Oilwell Varco, Inc.	7,810	538,109
Schlumberger Ltd.	13,200	945,912

		1,967,185

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.8%
Enbridge, Inc.	27,700	$1,165,339
Kinder Morgan, Inc.	12,540	478,401
The Williams Cos., Inc.	16,160	524,715

		2,168,455

		15,029,293

Financial — 25.3%
Banks — 4.3%
Bank of America Corp.	154,110	1,981,855
Capital One Financial Corp.	30,120	1,891,837
Fifth Third Bancorp	69,779	1,259,511

		5,133,203

Diversified Financial — 11.4%
BlackRock, Inc.	3,470	891,269
The Charles Schwab Corp.	58,220	1,236,011
CIT Group, Inc. (a)	17,820	830,947
Citigroup, Inc.	87,900	4,216,563
The Goldman Sachs Group, Inc.	16,300	2,465,375
JP Morgan Chase & Co.	39,440	2,082,037
Morgan Stanley	71,770	1,753,341

		13,475,543

Insurance — 9.1%
ACE Ltd.	19,740	1,766,335
Aflac, Inc.	17,730	1,030,468
The Allstate Corp.	23,470	1,129,376
American International Group, Inc. (a)	47,630	2,129,061
MetLife, Inc.	34,960	1,599,769
Sun Life Financial, Inc.	30,920	915,850
The Travelers Cos., Inc.	17,330	1,385,014
XL Group PLC	28,230	855,934

		10,811,807

Real Estate Investment Trusts (REITS) — 0.5%
Public Storage	4,050	620,987

		30,041,540

Industrial — 12.4%
Aerospace & Defense — 2.0%
United Technologies Corp.	25,890	2,406,217

Electronics — 1.0%
TE Connectivity Ltd.	24,850	1,131,669

Engineering & Construction — 0.6%
ABB Ltd. Sponsored ADR (Switzerland)	33,800	732,108

Manufacturing — 7.4%
Eaton Corp. PLC	30,090	1,980,223
General Electric Co.	187,440	4,346,733
Parker Hannifin Corp.	9,764	931,486
Pentair Ltd.	12,270	707,856
Siemens AG Sponsored ADR (Germany) (b)	7,770	787,179

		8,753,477

	Number of Shares	Value
Metal Fabricate & Hardware — 0.5%
The Timken Co.	10,530	$592,628

Transportation — 0.9%
CSX Corp.	24,580	570,010
United Continental Holdings, Inc. (a)	16,800	525,672

		1,095,682

		14,711,781

Technology — 8.8%
Computers — 4.0%
Apple, Inc.	2,630	1,041,691
EMC Corp.	48,760	1,151,711
International Business Machines Corp.	3,000	573,330
NCR Corp. (a)	18,260	602,397
SanDisk Corp. (a)	12,080	738,088
Synopsys, Inc. (a)	16,930	605,248

		4,712,465

Office Equipment/Supplies — 0.6%
Xerox Corp.	85,260	773,308

Semiconductors — 2.7%
Analog Devices, Inc.	16,090	725,015
Intel Corp.	45,100	1,092,322
Maxim Integrated Products, Inc.	18,740	520,597
Microchip Technology, Inc.	21,910	816,148

		3,154,082

Software — 1.5%
CA, Inc.	31,980	915,587
Oracle Corp.	29,740	913,613

		1,829,200

		10,469,055

Utilities — 4.2%
Electric — 3.4%
Duke Energy Corp.	17,910	1,208,925
Edison International	16,950	816,312
NextEra Energy, Inc.	9,030	735,764
PG&E Corp.	27,150	1,241,570

		4,002,571

Gas — 0.8%
Sempra Energy	12,050	985,208

		4,987,779

TOTAL COMMON STOCK (Cost $112,305,555)		118,288,499

TOTAL EQUITIES (Cost $112,305,555)		118,288,499

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.5%
Diversified Financial — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)	581,981	$581,981

TOTAL MUTUAL FUNDS (Cost $581,981)		581,981

TOTAL LONG-TERM INVESTMENTS (Cost $112,887,536)		118,870,480

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$1,150,600	1,150,600

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	11,481	11,481

TOTAL SHORT-TERM INVESTMENTS (Cost $1,162,081)		1,162,081

TOTAL INVESTMENTS — 100.9% (Cost $114,049,617) (e)		120,032,561

Other Assets/(Liabilities) — (0.9)%		(1,120,312)

NET ASSETS — 100.0%		$118,912,249

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $569,666. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,150,601. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,174,688.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value

EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 2.5%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	1,100	$100,727
Ashland, Inc.	2,800	233,800
Cabot Corp.	2,700	101,034
CF Industries Holdings, Inc.	4,578	785,127
Cytec Industries, Inc.	1,200	87,900
The Dow Chemical Co.	21,810	701,627
Huntsman Corp.	9,400	155,664
The Mosaic Co.	12,300	661,863
PPG Industries, Inc.	2,590	379,202
RPM International, Inc.	2,500	79,850
W.R. Grace & Co. (a)	400	33,616
Westlake Chemical Corp.	3,100	298,871

		3,619,281

Forest Products & Paper — 0.4%
Domtar Corp.	10,600	704,900
International Paper Co.	4,600	203,826
MeadWestvaco Corp.	3,300	112,563
Rock-Tenn Co. Class A	3,300	329,604

		1,350,893

Iron & Steel — 0.4%
Allegheny Technologies, Inc.	4,100	107,871
Cliffs Natural Resources, Inc.	14,200	230,750
Nucor Corp.	2,400	103,968
Reliance Steel & Aluminum Co.	6,900	452,364
Steel Dynamics, Inc.	21,200	316,092
United States Steel Corp.	1,990	34,885

		1,245,930

Mining — 0.6%
Alcoa, Inc.	62,000	484,840
Freeport-McMoRan Copper & Gold, Inc.	40,431	1,116,300
Newmont Mining Corp.	15,600	467,220
Vulcan Materials Co.	2,300	111,343

		2,179,703

		8,395,807

Communications — 8.9%
Advertising — 0.0%
The Interpublic Group of Companies, Inc.	8,900	129,495

Internet — 0.6%
AOL, Inc.	8,000	291,840
Liberty Interactive Corp. Class A (a)	19,700	453,297
Symantec Corp.	12,300	276,381
Yahoo!, Inc. (a)	36,900	926,559

		1,948,077

	Number of Shares	Value
Media — 3.1%
CBS Corp. Class B	5,300	$259,011
Comcast Corp. Class A	12,500	523,500
Gannett Co., Inc.	17,355	424,503
John Wiley & Sons, Inc. Class A	1,000	40,090
Liberty Media Corp. (a)	4,140	524,786
The McGraw Hill Financial, Inc.	5,300	281,907
News Corp. Class A	55,100	1,796,260
Nielsen Holdings NV	4,400	147,796
Sirius XM Radio, Inc.	107,800	361,130
Starz-Liberty Capital (a)	3,957	87,450
Thomson Reuters Corp.	7,500	244,275
Time Warner, Inc.	41,990	2,427,862
The Walt Disney Co.	49,490	3,125,294
The Washington Post Co. Class B	156	75,468

		10,319,332

Telecommunications — 5.2%
Amdocs Ltd.	4,400	163,196
AT&T, Inc.	206,914	7,324,756
CenturyLink, Inc.	27,807	982,977
Cisco Systems, Inc.	265,900	6,464,029
Clearwire Corp. Class A (a)	12,100	60,258
Corning, Inc.	69,600	990,408
EchoStar Corp. (a)	900	35,199
Frontier Communications Corp.	87,589	354,735
Harris Corp.	9,600	472,800
Juniper Networks, Inc. (a)	700	13,517
Level 3 Communications, Inc. (a)	3,500	73,780
Sprint Nextel Corp. (a)	83,600	586,872
T-Mobile US, Inc.	5,250	130,253
Telephone & Data Systems, Inc.	2,918	71,929
US Cellular Corp.	300	11,007
Windstream Corp.	3,062	23,608

		17,759,324

		30,156,228

Consumer, Cyclical — 5.8%
Airlines — 0.5%
Alaska Air Group, Inc. (a)	11,900	618,800
Delta Air Lines, Inc. (a)	25,600	478,976
Southwest Airlines Co.	39,300	506,577

		1,604,353

Auto Manufacturers — 1.0%
Ford Motor Co.	111,600	1,726,452
General Motors Co. (a)	40,600	1,352,386
Navistar International Corp. (a)	200	5,552
Oshkosh Corp. (a)	11,800	448,046

		3,532,436

Automotive & Parts — 0.6%
Allison Transmission Holdings, Inc.	13,300	306,964
Johnson Controls, Inc.	10,600	379,374

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lear Corp.	10,300	$622,738
TRW Automotive Holdings Corp. (a)	8,690	577,364

		1,886,440

Distribution & Wholesale — 0.2%
Ingram Micro, Inc. Class A (a)	3,300	62,667
MRC Global, Inc. (a)	15,400	425,348
Tech Data Corp. (a)	4,300	202,487
WESCO International, Inc. (a)	1,200	81,552

		772,054

Entertainment — 0.0%
Penn National Gaming, Inc. (a)	900	47,574
Regal Entertainment Group Class A	2,000	35,800

		83,374

Home Builders — 0.2%
D.R. Horton, Inc.	8,600	183,008
Lennar Corp. Class A	5,800	209,032
Taylor Morrison Home Corp. (a)	6,400	156,032
Toll Brothers, Inc. (a)	3,100	101,153

		649,225

Home Furnishing — 0.2%
Harman International Industries, Inc.	600	32,520
Whirlpool Corp.	4,420	505,471

		537,991

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,600	147,000

Leisure Time — 0.1%
Carnival Corp.	4,300	147,447
Norwegian Cruise Line Holdings Ltd. (a)	200	6,062
Royal Caribbean Cruises Ltd.	7,500	250,050

		403,559

Lodging — 0.2%
MGM Resorts International (a)	22,800	336,984
Starwood Hotels & Resorts Worldwide, Inc.	7,400	467,606

		804,590

Retail — 2.5%
Abercrombie & Fitch Co. Class A	10,600	479,650
American Eagle Outfitters, Inc.	5,300	96,778
Best Buy Co., Inc.	2,800	76,524
Chico’s FAS, Inc.	2,500	42,650
CST Brands, Inc. (a)	23,300	717,873
CVS Caremark Corp.	43,100	2,464,458
Dillard’s, Inc. Class A	9,800	803,306
DSW, Inc. Class A	900	66,123
Foot Locker, Inc.	6,000	210,780
GameStop Corp. Class A	5,600	235,368
Guess?, Inc.	2,600	80,678

	Number of Shares	Value
Kohl’s Corp.	7,100	$358,621
Macy’s, Inc.	6,344	304,512
PVH Corp.	40	5,002
Sears Holdings Corp. (a)	2,500	105,200
Signet Jewelers Ltd.	300	20,229
Staples, Inc.	23,800	377,468
Target Corp.	2,900	199,694
Wal-Mart Stores, Inc.	7,600	566,124
Walgreen Co.	29,900	1,321,580

		8,532,618

Textiles — 0.1%
Cintas Corp.	800	36,432
Mohawk Industries, Inc. (a)	2,720	305,973

		342,405

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,900	219,667

		19,515,712

Consumer, Non-cyclical — 17.9%
Agriculture — 0.3%
Archer-Daniels-Midland Co.	24,900	844,359
Bunge Ltd.	1,800	127,386
Reynolds American, Inc.	1,840	89,001

		1,060,746

Beverages — 0.1%
Constellation Brands, Inc. Class A (a)	3,430	178,772
Molson Coors Brewing Co. Class B	4,660	223,027

		401,799

Biotechnology — 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	720	80,784
Charles River Laboratories International, Inc. (a)	2,000	82,060
Life Technologies Corp. (a)	2,860	211,669

		374,513

Commercial Services — 0.8%
Aaron’s, Inc.	500	14,005
The ADT Corp.	4,600	183,310
Apollo Group, Inc. Class A (a)	39,500	699,940
Booz Allen Hamilton Holding Corp.	16,800	291,984
CoreLogic, Inc. (a)	14,100	326,697
Corrections Corporation of America	6,705	227,098
DeVry, Inc.	1,700	52,734
Donnelley (R.R.) & Sons Co.	11,500	161,115
KAR Auction Services, Inc.	800	18,296
Lender Processing Services, Inc.	6,100	197,335
Manpower, Inc.	5,000	274,000
Paychex, Inc.	300	10,956
Quanta Services, Inc. (a)	800	21,168
Service Corp. International	5,400	97,362

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total System Services, Inc.	5,200	$127,296
Towers Watson & Co. Class A	1,200	98,328

		2,801,624

Cosmetics & Personal Care — 2.4%
The Procter & Gamble Co.	106,710	8,215,603

Foods — 1.1%
Campbell Soup Co.	1,000	44,790
Dean Foods Co. (a)	13,100	131,262
Ingredion, Inc.	4,970	326,131
The J.M. Smucker Co.	4,440	457,986
Mondelez International, Inc. Class A	66,550	1,898,672
Safeway, Inc.	20,200	477,932
Smithfield Foods, Inc. (a)	1,400	45,850
Sysco Corp.	400	13,664
Tyson Foods, Inc. Class A	12,000	308,160

		3,704,447

Health Care – Products — 4.3%
Alere, Inc. (a)	12,000	294,000
Boston Scientific Corp. (a)	31,800	294,786
CareFusion Corp. (a)	11,700	431,145
The Cooper Cos., Inc.	1,200	142,860
Covidien PLC	14,400	904,896
Hill-Rom Holdings, Inc.	2,200	74,096
Hologic, Inc. (a)	7,500	144,750
Johnson & Johnson	90,700	7,787,502
Medtronic, Inc.	65,800	3,386,726
QIAGEN NV (a)	200	3,982
St. Jude Medical, Inc.	4,100	187,083
Stryker Corp.	6,100	394,548
Zimmer Holdings, Inc.	6,000	449,640

		14,496,014

Health Care – Services — 2.1%
Aetna, Inc.	14,021	890,895
Cigna Corp.	10,300	746,647
Community Health Systems, Inc.	8,300	389,104
HCA Holdings, Inc.	11,300	407,478
Health Net, Inc. (a)	2,600	82,732
Humana, Inc.	8,500	717,230
LifePoint Hospitals, Inc. (a)	1,700	83,028
MEDNAX, Inc. (a)	1,500	137,370
Quest Diagnostics, Inc.	2,300	139,449
Thermo Fisher Scientific, Inc.	10,010	847,146
UnitedHealth Group, Inc.	18,900	1,237,572
Universal Health Services, Inc. Class B	3,000	200,880
WellPoint, Inc.	16,100	1,317,624

		7,197,155

Household Products — 0.2%
Avery Dennison Corp.	4,900	209,524
Beam, Inc.	960	60,585

	Number of Shares	Value
The Clorox Co.	1,100	$91,454
Kimberly-Clark Corp.	2,350	228,279

		589,842

Pharmaceuticals — 6.5%
Abbott Laboratories	92,200	3,215,936
Bristol-Myers Squibb Co.	2,300	102,787
Cardinal Health, Inc.	12,400	585,280
DENTSPLY International, Inc.	100	4,096
Eli Lilly & Co.	56,020	2,751,702
Express Scripts Holding Co. (a)	6,200	382,478
Forest Laboratories, Inc. (a)	1,400	57,400
Hospira, Inc. (a)	4,800	183,888
Merck & Co., Inc.	103,928	4,827,456
Omnicare, Inc.	6,400	305,344
Patterson Cos., Inc.	200	7,520
Pfizer, Inc.	343,413	9,618,998
Zoetis, Inc.	-	12

		22,042,897

		60,884,640

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,800	204,516

Energy — 13.9%
Coal — 0.0%
Peabody Energy Corp.	8,400	122,976

Energy – Alternate Sources — 0.2%
Covanta Holding Corp.	2,900	58,058
First Solar, Inc. (a)	10,100	451,773

		509,831

Oil & Gas — 13.0%
Anadarko Petroleum Corp.	11,350	975,306
Apache Corp.	4,828	404,731
Chesapeake Energy Corp.	11,400	232,332
Chevron Corp.	85,835	10,157,714
Cimarex Energy Co.	2,100	136,479
ConocoPhillips	55,648	3,366,704
Denbury Resources, Inc. (a)	15,814	273,899
Devon Energy Corp.	5,850	303,498
Diamond Offshore Drilling, Inc.	3,000	206,370
EQT Corp.	300	23,811
Exxon Mobil Corp.	172,000	15,540,200
Helmerich & Payne, Inc.	7,800	487,110
Hess Corp.	11,500	764,635
Marathon Oil Corp.	30,700	1,061,606
Marathon Petroleum Corp.	20,900	1,485,154
Murphy Oil Corp.	5,000	304,450
Nabors Industries Ltd.	20,800	318,448
Newfield Exploration Co. (a)	2,700	64,503
Noble Energy, Inc.	7,880	473,115
Occidental Petroleum Corp.	13,270	1,184,082
Patterson-UTI Energy, Inc.	41,000	793,555

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PBF Energy, Inc.	12,500	$323,750
Phillips 66	44,200	2,603,822
QEP Resources, Inc.	1,900	52,782
Questar Corp.	6,100	145,485
Rowan Cos. PLC Class A (a)	4,600	156,722
SandRidge Energy, Inc. (a)	7,700	36,652
Tesoro Corp.	14,100	737,712
Unit Corp. (a)	3,200	136,256
Valero Energy Corp.	34,264	1,191,359
WPX Energy, Inc. (a)	66	1,250

		43,943,492

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	5,203	240,014
HollyFrontier Corp.	11,000	470,580
National Oilwell Varco, Inc.	600	41,340
Oil States International, Inc. (a)	2,200	203,808
RPC, Inc.	16,200	223,722
Superior Energy Services, Inc. (a)	7,300	189,362
Tidewater, Inc.	2,630	149,831

		1,518,657

Pipelines — 0.3%
National Fuel Gas Co.	2,450	141,978
Spectra Energy Corp.	25,500	878,730

		1,020,708

		47,115,664

Financial — 29.1%
Banks — 8.6%
Associated Banc-Corp.	6,950	108,073
Bank of America Corp.	531,973	6,841,173
Bank of Hawaii Corp.	920	46,294
Bank of New York Mellon Corp.	45,450	1,274,873
BB&T Corp.	12,919	437,696
BOK Financial Corp.	700	44,835
Capital One Financial Corp.	21,450	1,347,274
CapitalSource, Inc.	7,900	74,102
City National Corp.	1,970	124,839
Comerica, Inc.	8,600	342,538
Commerce Bancshares, Inc.	3,553	154,769
Cullen/Frost Bankers, Inc.	1,000	66,770
East West Bancorp, Inc.	6,900	189,750
Fifth Third Bancorp	42,360	764,598
First Citizens BancShares, Inc. Class A	438	84,118
First Horizon National Corp.	3,016	33,779
First Republic Bank	2,600	100,048
Fulton Financial Corp.	4,800	55,104
Huntington Bancshares, Inc.	36,271	285,815
KeyCorp	48,700	537,648
M&T Bank Corp.	4,655	520,196
Northern Trust Corp.	5,700	330,030
PNC Financial Services Group, Inc.	25,336	1,847,501
Popular, Inc. (a)	11,500	348,795

	Number of Shares	Value
Regions Financial Corp.	59,660	$568,560
Signature Bank (a)	1,500	124,530
State Street Corp.	23,000	1,499,830
SunTrust Banks, Inc.	28,500	899,745
SVB Financial Group (a)	1,700	141,644
Synovus Financial Corp.	22,500	65,700
U.S. Bancorp	50,590	1,828,828
Valley National Bancorp	4,568	43,259
Wells Fargo & Co.	192,610	7,949,015
Zions Bancorp	10,550	304,684

		29,386,413

Diversified Financial — 8.2%
Ameriprise Financial, Inc.	8,030	649,466
BlackRock, Inc.	3,870	994,010
The Charles Schwab Corp.	18,800	399,124
CIT Group, Inc. (a)	5,000	233,150
Citigroup, Inc.	153,771	7,376,395
CME Group, Inc.	10,860	825,143
Discover Financial Services	22,100	1,052,844
E*TRADE Financial Corp. (a)	5,200	65,832
Federated Investors, Inc. Class B	300	8,223
The Goldman Sachs Group, Inc.	25,680	3,884,100
Interactive Brokers Group, Inc. Class A	2,900	46,313
Invesco Ltd.	17,300	550,140
JP Morgan Chase & Co.	157,627	8,321,129
Legg Mason, Inc.	4,000	124,040
Morgan Stanley	75,300	1,839,579
The NASDAQ OMX Group, Inc.	4,800	157,392
NYSE Euronext	10,200	422,280
Raymond James Financial, Inc.	4,500	193,410
SLM Corp.	28,000	640,080
TD Ameritrade Holding Corp.	1,300	31,577

		27,814,227

Insurance — 8.8%
ACE Ltd.	12,700	1,136,396
Aflac, Inc.	12,700	738,124
Alleghany Corp. (a)	525	201,238
Allied World Assurance Co. Holdings Ltd.	1,100	100,661
The Allstate Corp.	16,000	769,920
American Financial Group, Inc.	6,300	308,133
American International Group, Inc. (a)	68,002	3,039,689
American National Insurance Co.	1,580	157,163
Aon PLC	2,760	177,606
Arch Capital Group Ltd. (a)	4,100	210,781
Aspen Insurance Holdings Ltd.	2,400	89,016
Assurant, Inc.	5,190	264,223
Assured Guaranty Ltd.	29,100	641,946
Axis Capital Holdings Ltd.	9,000	412,020
Berkshire Hathaway, Inc. Class B (a)	75,940	8,499,205

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brown & Brown, Inc.	1,100	$35,464
The Chubb Corp.	8,760	741,534
Cincinnati Financial Corp.	6,220	285,498
CNA Financial Corp.	7,400	241,388
Endurance Specialty Holdings Ltd.	10,300	529,935
Everest Re Group Ltd.	3,130	401,454
Fidelity National Financial, Inc. Class A	5,700	135,717
Genworth Financial, Inc. Class A (a)	33,160	378,356
The Hanover Insurance Group, Inc.	4,200	205,506
The Hartford Financial Services Group, Inc.	16,090	497,503
HCC Insurance Holdings, Inc.	4,470	192,702
Kemper Corp.	1,650	56,512
Lincoln National Corp.	13,598	495,919
Loews Corp.	7,520	333,888
Markel Corp. (a)	285	150,181
Marsh & McLennan Cos., Inc.	3,600	143,712
MBIA, Inc. (a)	32,100	427,251
Mercury General Corp.	790	34,728
MetLife, Inc.	40,540	1,855,110
Old Republic International Corp.	23,500	302,445
PartnerRe Ltd.	4,500	407,520
Principal Financial Group, Inc.	14,500	543,025
ProAssurance Corp.	3,800	198,208
The Progressive Corp.	3,300	83,886
Protective Life Corp.	5,280	202,805
Prudential Financial, Inc.	12,000	876,360
Reinsurance Group of America, Inc. Class A	2,950	203,874
RenaissanceRe Holdings Ltd.	2,000	173,580
StanCorp Financial Group, Inc.	2,870	141,807
Torchmark Corp.	3,660	238,412
The Travelers Cos., Inc.	11,269	900,618
Unum Group	13,900	408,243
Validus Holdings Ltd.	7,900	285,348
W.R. Berkley Corp.	2,100	85,806
White Mountains Insurance Group Ltd.	353	202,954
XL Group PLC	21,950	665,524

		29,808,894

Investment Companies — 0.2%
American Capital Ltd. (a)	42,400	537,208
Ares Capital Corp.	8,100	139,320

		676,528

Real Estate — 0.2%
The Howard Hughes Corp. (a)	800	89,672
Jones Lang LaSalle, Inc.	2,900	264,306
Realogy Holdings Corp. (a)	700	33,628
WP Carey, Inc.	2,600	172,588

		560,194

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.8%
Alexandria Real Estate Equities, Inc.	1,600	$105,152
American Campus Communities, Inc.	100	4,066
American Capital Agency Corp.	20,200	464,398
Annaly Capital Management, Inc.	50,160	630,511
AvalonBay Communities, Inc.	4	540
BioMed Realty Trust, Inc.	1,600	32,368
Boston Properties, Inc.	910	95,978
Brandywine Realty Trust	7,200	97,344
BRE Properties, Inc.	2,200	110,044
Camden Property Trust	1,600	110,624
CBL & Associates Properties, Inc.	6,500	139,230
Chimera Investment Corp.	193,900	581,700
CommonWealth	5,567	128,709
Corporate Office Properties Trust	600	15,300
DDR Corp.	8,400	139,860
Douglas Emmett, Inc.	4,700	117,265
Duke Realty Corp.	6,100	95,099
Extra Space Storage, Inc.	3,100	129,983
Federal Realty Investment Trust	700	72,576
General Growth Properties, Inc.	2,440	48,483
Hatteras Financial Corp.	8,700	214,368
HCP, Inc.	22,900	1,040,576
Health Care, Inc.	2,200	147,466
Hospitality Properties Trust	4,540	119,311
Host Hotels & Resorts, Inc.	22,603	381,313
Kilroy Realty Corp.	300	15,903
Kimco Realty Corp.	17,200	368,596
Liberty Property Trust	2,170	80,203
The Macerich Co.	2,482	151,328
Mack-Cali Realty Corp.	3,560	87,184
MFA Financial, Inc.	51,700	436,865
Mid-America Apartment Communities, Inc.	100	6,777
National Retail Properties, Inc.	4,300	147,920
Piedmont Office Realty Trust, Inc. Class A	7,600	135,888
Post Properties, Inc.	900	44,541
Prologis, Inc.	26,685	1,006,558
Realty Income Corp.	5,000	209,600
Regency Centers Corp.	500	25,405
Senior Housing Properties Trust	5,400	140,022
Simon Property Group, Inc.	1,420	224,246
SL Green Realty Corp.	4,100	361,579
Starwood Property Trust, Inc.	8,200	202,950
Two Harbors Investment Corp.	25,400	260,350
Ventas, Inc.	7,800	541,788
Vornado Realty Trust	458	37,945
Weingarten Realty Investors	5,400	166,158

		9,674,070

Savings & Loans — 0.3%
BankUnited, Inc.	900	23,409
First Niagara Financial Group, Inc.	14,100	141,987

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hudson City Bancorp, Inc.	10,150	$92,974
New York Community Bancorp, Inc.	21,290	298,060
People’s United Financial, Inc.	18,900	281,610
Washington Federal, Inc.	3,816	72,046

		910,086

		98,830,412

Industrial — 10.0%
Aerospace & Defense — 1.7%
Alliant Techsystems, Inc.	5,600	461,048
Exelis, Inc.	51,000	703,290
General Dynamics Corp.	10,580	828,731
L-3 Communications Holdings, Inc.	7,460	639,620
Northrop Grumman Corp.	14,550	1,204,740
Raytheon Co.	19,370	1,280,745
Rockwell Collins, Inc.	3,100	196,571
Spirit AeroSystems Holdings, Inc. Class A (a)	7,000	150,360
United Technologies Corp.	2,300	213,762

		5,678,867

Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	800	30,992
Owens Corning, Inc. (a)	9,200	359,536

		390,528

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	5,100	278,154
Energizer Holdings, Inc.	4,990	501,545
Hubbell, Inc. Class B	400	39,600
Molex, Inc.	5,100	149,634

		968,933

Electronics — 0.6%
Agilent Technologies, Inc.	6,700	286,492
Arrow Electronics, Inc. (a)	4,500	179,325
Avnet, Inc. (a)	11,100	372,960
AVX Corp.	4,900	57,575
Dolby Laboratories, Inc. Class A	1,400	46,830
Garmin Ltd.	3,300	119,328
Gentex Corp	12,800	295,040
Jabil Circuit, Inc.	10,600	216,028
PerkinElmer, Inc.	310	10,075
Vishay Intertechnology, Inc. (a)	39,800	552,822

		2,136,475

Engineering & Construction — 0.6%
AECOM Technology Corp. (a)	21,600	686,664
Fluor Corp.	4,700	278,757
Jacobs Engineering Group, Inc. (a)	6,200	341,806
KBR, Inc.	6,200	201,500
McDermott International, Inc. (a)	9,900	80,982
URS Corp.	11,200	528,864

		2,118,573

	Number of Shares	Value
Environmental Controls — 0.2%
Republic Services, Inc.	10,890	$369,607
Waste Connections, Inc.	450	18,513
Waste Management, Inc.	8,640	348,451

		736,571

Hand & Machine Tools — 0.2%
Regal-Beloit Corp.	1,600	103,744
Snap-on, Inc.	2,030	181,441
Stanley Black & Decker, Inc.	3,935	304,176

		589,361

Machinery – Construction & Mining — 0.2%
Ingersoll-Rand PLC	1,800	99,936
Terex Corp. (a)	18,200	478,660

		578,596

Machinery – Diversified — 0.4%
AGCO Corp.	11,070	555,603
CNH Global NV	1,200	49,992
Gardner Denver, Inc.	2,200	165,396
IDEX Corp.	7,000	376,670
Xylem, Inc.	4,200	113,148
Zebra Technologies Corp. Class A (a)	3,600	156,384

		1,417,193

Manufacturing — 4.8%
3M Co.	2,510	274,469
A.O. Smith Corp.	6,000	217,680
AptarGroup, Inc.	1,000	55,210
Carlisle Cos., Inc.	2,000	124,620
Crane Co.	8,820	528,494
Danaher Corp.	13,800	873,540
Dover Corp.	6,600	512,556
Eaton Corp. PLC	15,972	1,051,117
General Electric Co.	436,790	10,129,160
Illinois Tool Works, Inc.	10,800	747,036
Leggett & Platt, Inc.	8,510	264,576
Parker Hannifin Corp.	6,100	581,940
Pentair Ltd.	19	1,096
SPX Corp.	1,400	100,772
Teleflex, Inc.	1,020	79,040
Textron, Inc.	14,300	372,515
Trinity Industries, Inc.	9,300	357,492

		16,271,313

Metal Fabricate & Hardware — 0.1%
The Timken Co.	4,300	242,004

Packaging & Containers — 0.2%
Bemis Co., Inc.	4,360	170,650
Crown Holdings, Inc. (a)	900	37,017
Greif, Inc. Class A	4,800	252,816
Owens-Illinois, Inc. (a)	3,200	88,928
Sonoco Products Co.	4,200	145,194

		694,605

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.5%
Con-way, Inc.	900	$35,064
CSX Corp.	25,200	584,388
FedEx Corp.	3,330	328,272
Norfolk Southern Corp.	8,900	646,585
Ryder System, Inc.	3,290	199,999

		1,794,308

Trucking & Leasing — 0.1%
AMERCO	2,610	422,559
GATX Corp.	1,200	56,916

		479,475

		34,096,802

Technology — 6.2%
Computers — 2.9%
Apple, Inc.	7,090	2,808,207
Brocade Communications Systems, Inc. (a)	35,200	202,752
Computer Sciences Corp.	12,070	528,304
Dell, Inc.	54,500	727,575
DST Systems, Inc.	5,600	365,848
EMC Corp.	36,800	869,216
Hewlett-Packard Co.	103,900	2,576,720
Lexmark International, Inc. Class A	11,200	342,384
SanDisk Corp. (a)	6,800	415,480
Synopsys, Inc. (a)	3,800	135,850
Western Digital Corp.	11,700	726,453

		9,698,789

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	39,100	573,988
Xerox Corp.	67,956	616,361

		1,190,349

Semiconductors — 2.3%
Analog Devices, Inc.	6,100	274,866
Applied Materials, Inc.	14,400	214,704
Broadcom Corp. Class A	13,400	452,384
Freescale Semiconductor Ltd. (a)	22,400	303,520
Intel Corp.	154,700	3,746,834
KLA-Tencor Corp.	11,400	635,322
Lam Research Corp. (a)	952	42,212
LSI Corp. (a)	57,300	409,122
Marvell Technology Group Ltd.	23,900	279,869
Micron Technology, Inc. (a)	40,500	580,365
NVIDIA Corp.	24,900	349,347
Rovi Corp. (a)	12,100	276,364
Teradyne, Inc. (a)	8,800	154,616

		7,719,525

Software — 0.7%
Activision Blizzard, Inc.	23,100	329,406
Adobe Systems, Inc. (a)	5,900	268,804
CA, Inc.	13,490	386,219
Compuware Corp.	190	1,966

	Number of Shares	Value
The Dun & Bradstreet Corp.	3,400	$331,330
Electronic Arts, Inc. (a)	2,600	59,722
Fidelity National Information Services, Inc.	9,200	394,128
SAIC, Inc.	35,100	488,943

		2,260,518

		20,869,181

Utilities — 5.7%
Electric — 5.2%
The AES Corp.	15,300	183,447
Alliant Energy Corp.	4,300	216,806
Ameren Corp.	2,760	95,054
American Electric Power Co., Inc.	28,930	1,295,485
Calpine Corp. (a)	5,400	114,642
CenterPoint Energy, Inc.	10,700	251,343
CMS Energy Corp.	13,900	377,663
Consolidated Edison, Inc.	7,460	434,993
Dominion Resources, Inc.	16,500	937,530
DTE Energy Co.	10,910	731,079
Duke Energy Corp.	24,814	1,674,945
Edison International	12,880	620,301
Entergy Corp.	11,000	766,480
Exelon Corp.	37,675	1,163,404
FirstEnergy Corp.	18,827	703,000
Great Plains Energy, Inc.	9,837	221,726
Hawaiian Electric Industries, Inc.	1,700	43,027
Integrys Energy Group, Inc.	4,440	259,873
MDU Resources Group, Inc.	3,700	95,867
NextEra Energy, Inc.	22,310	1,817,819
Northeast Utilities	7,181	301,746
NRG Energy, Inc.	10,300	275,010
NV Energy, Inc.	15,100	354,246
OGE Energy Corp.	760	51,832
Pepco Holdings, Inc.	6,910	139,306
PG&E Corp.	13,030	595,862
Pinnacle West Capital Corp.	7,560	419,353
PPL Corp.	26,600	804,916
Public Service Enterprise Group, Inc.	29,200	953,672
SCANA Corp.	4,420	217,022
The Southern Co.	5,550	244,921
TECO Energy, Inc.	8,030	138,036
Westar Energy, Inc.	7,600	242,896
Wisconsin Energy Corp.	7,160	293,488
Xcel Energy, Inc.	22,820	646,719

		17,683,509

Gas — 0.4%
AGL Resources, Inc.	4,060	174,012
Atmos Energy Corp.	3,050	125,233
Energen Corp.	2,000	104,520
NiSource, Inc.	3,290	94,226
Sempra Energy	4,110	336,033
UGI Corp.	11,690	457,196

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vectren Corp.	4,150	$140,394

		1,431,614

Water — 0.1%
American Water Works Co., Inc.	6,200	255,626
Aqua America, Inc.	2,100	65,709

		321,335

		19,436,458

TOTAL COMMON STOCK (Cost $307,426,489)		339,505,420

TOTAL EQUITIES (Cost $307,426,489)		339,505,420

TOTAL LONG-TERM INVESTMENTS (Cost $307,426,489)		339,505,420

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$1,722,571	1,722,571

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	2,790	2,790

TOTAL SHORT-TERM INVESTMENTS (Cost $1,725,361)		1,725,361

TOTAL INVESTMENTS — 100.6% (Cost $309,151,850) (c)		341,230,781

Other Assets/(Liabilities) — (0.6)%		(2,035,236)

NET ASSETS — 100.0%		$339,195,545

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,722,573. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $1,757,557.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 98.1%
Basic Materials — 2.5%
Chemicals — 0.3%
PPG Industries, Inc.	4,140	$606,137

Mining — 2.2%
Vulcan Materials Co.	77,265	3,740,399

		4,346,536

Communications — 14.4%
Internet — 6.3%
eBay, Inc. (a)	113,230	5,856,255
Facebook, Inc. Class A (a)	84,395	2,098,060
Google, Inc. Class A (a)	3,468	3,053,123

		11,007,438

Media — 3.7%
The McGraw Hill Financial, Inc.	70,210	3,734,470
Time Warner, Inc.	45,450	2,627,919

		6,362,389

Telecommunications — 4.4%
Amdocs Ltd.	34,180	1,267,736
America Movil SAB de CV Series L ADR (Mexico)	58,771	1,278,270
Corning, Inc.	131,814	1,875,713
QUALCOMM, Inc.	53,813	3,286,898

		7,708,617

		25,078,444

Consumer, Cyclical — 5.8%
Auto Manufacturers — 1.1%
Ford Motor Co.	126,260	1,953,242

Retail — 4.7%
AutoZone, Inc. (a)	10,356	4,387,734
PVH Corp.	10,460	1,308,023
The TJX Cos., Inc.	48,350	2,420,401

		8,116,158

		10,069,400

Consumer, Non-cyclical — 28.9%
Agriculture — 4.3%
Philip Morris International, Inc.	85,691	7,422,554

Beverages — 1.3%
Dr. Pepper Snapple Group, Inc.	49,380	2,268,023

Commercial Services — 3.6%
The ADT Corp.	37,165	1,481,025
MasterCard, Inc. Class A	1,530	878,985
Moody’s Corp.	16,470	1,003,517
Towers Watson & Co. Class A	34,376	2,816,770

		6,180,297

	Number of Shares	Value
Foods — 3.8%
The J.M. Smucker Co.	24,239	$2,500,253
Kraft Foods Group, Inc.	54,583	3,049,552
Mondelez International, Inc. Class A	36,440	1,039,633

		6,589,438

Health Care – Products — 3.2%
Covidien PLC	87,309	5,486,498

Health Care – Services — 1.7%
UnitedHealth Group, Inc.	45,510	2,979,995

Household Products — 0.3%
Henkel AG & Co. KGaA	7,319	573,636

Pharmaceuticals — 10.7%
Abbott Laboratories	43,038	1,501,166
AbbVie, Inc.	54,248	2,242,612
Actavis, Inc. (a)	25,974	3,278,438
Express Scripts Holding Co. (a)	88,810	5,478,689
Pfizer, Inc.	114,523	3,207,789
Sanofi	18,080	1,863,272
Zoetis, Inc.	36,095	1,114,981

		18,686,947

		50,187,388

Energy — 8.5%
Oil & Gas — 5.3%
Chevron Corp.	50,390	5,963,153
Noble Energy, Inc.	53,910	3,236,756

		9,199,909

Oil & Gas Services — 3.2%
National Oilwell Varco, Inc.	80,992	5,580,349

		14,780,258

Financial — 17.6%
Banks — 0.6%
M&T Bank Corp.	8,620	963,285

Diversified Financial — 13.1%
CIT Group, Inc. (a)	103,274	4,815,667
Citigroup, Inc.	90,924	4,361,624
CME Group, Inc.	21,895	1,663,582
Discover Financial Services	74,830	3,564,901
JP Morgan Chase & Co.	157,671	8,323,452

		22,729,226

Insurance — 3.9%
American International Group, Inc. (a)	60,530	2,705,691
Lincoln National Corp.	36,560	1,333,343
Marsh & McLennan Cos., Inc.	69,803	2,786,536

		6,825,570

		30,518,081

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 8.5%
Aerospace & Defense — 0.8%
L-3 Communications Holdings, Inc.	15,940	$1,366,696

Manufacturing — 2.1%
Tyco International Ltd.	114,750	3,781,012

Transportation — 5.6%
Canadian National Railway Co.	36,320	3,532,846
CSX Corp.	81,409	1,887,875
United Parcel Service, Inc. Class B	49,499	4,280,674

		9,701,395

		14,849,103

Technology — 11.9%
Computers — 9.0%
Apple, Inc.	20,015	7,927,541
International Business Machines Corp.	33,648	6,430,469
Western Digital Corp.	21,076	1,308,609

		15,666,619

Software — 2.9%
Microsoft Corp.	117,400	4,053,822
MSCI, Inc. (a)	28,273	940,643

		4,994,465

		20,661,084

TOTAL COMMON STOCK (Cost $131,425,058)		170,490,294

PREFERRED STOCK — 1.2%
Consumer, Non-cyclical — 1.2%
Henkel AG & Co. KGaA 1.280%	22,705	2,130,552

TOTAL PREFERRED STOCK (Cost $1,912,144)		2,130,552

TOTAL EQUITIES (Cost $133,337,202)		172,620,846

TOTAL LONG-TERM INVESTMENTS (Cost $133,337,202)		172,620,846

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$2,081,714	2,081,714

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	8,633	$8,633

TOTAL SHORT-TERM INVESTMENTS (Cost $2,090,347)		2,090,347

TOTAL INVESTMENTS — 100.5% (Cost $135,427,549) (c)		174,711,193

Other Assets/(Liabilities) — (0.5)%		(907,874)

NET ASSETS — 100.0%		$173,803,319

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,081,715. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,125,092.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 3.3%
Chemicals — 3.3%
Ecolab, Inc.	43,340	$3,692,134
Monsanto Co.	15,650	1,546,220
PPG Industries, Inc.	28,270	4,139,011

		9,377,365

Communications — 16.2%
Internet — 7.5%
Amazon.com, Inc. (a)	18,158	5,042,295
eBay, Inc. (a)	101,053	5,226,461
Google, Inc. Class A (a)	12,570	11,066,251

		21,335,007

Media — 3.5%
News Corp. Class B	94,640	3,106,085
The Walt Disney Co.	106,320	6,714,108

		9,820,193

Telecommunications — 5.2%
Cisco Systems, Inc.	168,030	4,084,809
QUALCOMM, Inc.	175,750	10,734,810

		14,819,619

		45,974,819

Consumer, Cyclical — 15.8%
Apparel — 3.6%
Nike, Inc. Class B	76,610	4,878,525
Ralph Lauren Corp.	16,861	2,929,430
VF Corp.	12,500	2,413,250

		10,221,205

Distribution & Wholesale — 0.7%
W.W. Grainger, Inc.	8,250	2,080,485

Retail — 11.5%
Costco Wholesale Corp.	40,710	4,501,305
CVS Caremark Corp.	49,870	2,851,567
The Home Depot, Inc.	46,760	3,622,497
McDonald’s Corp.	36,780	3,641,220
O’Reilly Automotive, Inc. (a)	48,120	5,419,275
Panera Bread Co. Class A (a)	15,590	2,898,805
Tiffany & Co.	37,530	2,733,685
The TJX Cos., Inc.	95,940	4,802,756
Yum! Brands, Inc.	32,160	2,229,974

		32,701,084

		45,002,774

Consumer, Non-cyclical — 25.1%
Beverages — 3.8%
Brown-Forman Corp. Class B	45,075	3,044,816
The Coca-Cola Co.	83,670	3,356,004

	Number of Shares	Value
SABMiller PLC	92,090	$4,431,253

		10,832,073

Biotechnology — 4.5%
Biogen Idec, Inc. (a)	24,400	5,250,880
Celgene Corp. (a)	26,670	3,117,990
Vertex Pharmaceuticals, Inc. (a)	54,280	4,335,343

		12,704,213

Commercial Services — 3.5%
MasterCard, Inc. Class A	3,070	1,763,715
United Rentals, Inc. (a)	51,330	2,561,880
Visa, Inc. Class A	31,630	5,780,383

		10,105,978

Cosmetics & Personal Care — 1.3%
The Estee Lauder Cos., Inc. Class A	54,170	3,562,761

Foods — 1.4%
Nestle SA	62,957	4,117,792

Health Care – Products — 1.1%
Baxter International, Inc.	45,950	3,182,957

Health Care – Services — 0.8%
UnitedHealth Group, Inc.	33,280	2,179,174

Pharmaceuticals — 8.7%
Bristol-Myers Squibb Co.	97,140	4,341,187
Gilead Sciences, Inc. (a)	98,360	5,037,016
Mead Johnson Nutrition Co.	38,730	3,068,578
Novo Nordisk A/S Class B	33,815	5,264,574
Perrigo Co.	28,530	3,452,130
Roche Holding AG	14,887	3,688,766

		24,852,251

		71,537,199

Energy — 6.2%
Oil & Gas — 3.7%
Cabot Oil & Gas Corp.	49,540	3,518,331
Chevron Corp.	22,900	2,709,986
Noble Energy, Inc.	40,380	2,424,415
Phillips 66	31,130	1,833,868

		10,486,600

Oil & Gas Services — 2.5%
Cameron International Corp. (a)	24,100	1,473,956
FMC Technologies, Inc. (a)	63,570	3,539,578
Oceaneering International, Inc.	28,920	2,088,024

		7,101,558

		17,588,158

Financial — 4.4%
Banks — 1.2%
Northern Trust Corp.	58,830	3,406,257

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 3.2%
American Express Co.	19,640	$1,468,286
Ameriprise Financial, Inc.	26,530	2,145,746
The Charles Schwab Corp.	122,520	2,601,100
The Goldman Sachs Group, Inc.	19,070	2,884,338

		9,099,470

		12,505,727

Industrial — 12.4%
Aerospace & Defense — 1.3%
United Technologies Corp.	39,080	3,632,095

Building Materials — 0.6%
Fortune Brands Home & Security, Inc.	46,800	1,813,032

Electrical Components & Equipment — 0.5%
AMETEK, Inc.	35,850	1,516,455

Electronics — 0.1%
Mettler-Toledo International, Inc. (a)	1,130	227,356

Machinery – Construction & Mining — 1.0%
Ingersoll-Rand PLC	51,210	2,843,179

Machinery – Diversified — 0.6%
Roper Industries, Inc.	13,890	1,725,416

Manufacturing — 2.3%
Eaton Corp. PLC	42,560	2,800,874
Honeywell International, Inc.	47,410	3,761,509

		6,562,383

Metal Fabricate & Hardware — 1.3%
Precision Castparts Corp.	16,820	3,801,488

Packaging & Containers — 1.2%
Crown Holdings, Inc. (a)	82,960	3,412,145

Transportation — 3.5%
J.B. Hunt Transport Services, Inc.	39,360	2,843,366
Kansas City Southern	26,980	2,858,801
Union Pacific Corp.	27,220	4,199,502

		9,901,669

		35,435,218

Technology — 13.9%
Computers — 8.3%
Apple, Inc.	37,372	14,802,301
EMC Corp.	216,190	5,106,408
Teradata Corp. (a)	77,060	3,870,724

		23,779,433

Semiconductors — 2.4%
Broadcom Corp. Class A	110,928	3,744,929
Xilinx, Inc.	75,210	2,979,068

		6,723,997

	Number of Shares	Value
Software — 3.2%
Cerner Corp. (a)	43,740	$4,202,977
Salesforce.com, Inc. (a)	125,450	4,789,681

		8,992,658

		39,496,088

TOTAL COMMON STOCK (Cost $212,018,141)		276,917,348

TOTAL EQUITIES (Cost $212,018,141)		276,917,348

TOTAL LONG-TERM INVESTMENTS (Cost $212,018,141)		276,917,348

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$6,294,257	6,294,257

TOTAL SHORT-TERM INVESTMENTS (Cost $6,294,257)		6,294,257

TOTAL INVESTMENTS — 99.5% (Cost $218,312,398) (c)		283,211,605

Other Assets/(Liabilities) — 0.5%		1,485,587

NET ASSETS — 100.0%		$284,697,192

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $6,294,262. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $6,420,565.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 3.7%
Chemicals — 3.1%
Albemarle Corp.	2,000	$124,580
Celanese Corp. Series A	9,590	429,632
The Dow Chemical Co.	6,500	209,105
E.I. du Pont de Nemours & Co.	23,700	1,244,250
Eastman Chemical Co.	3,196	223,752
Ecolab, Inc.	3,178	270,734
International Flavors & Fragrances, Inc.	2,500	187,900
LyondellBasell Industries NV Class A	28,100	1,861,906
Monsanto Co.	18,650	1,842,620
NewMarket Corp.	70	18,379
PPG Industries, Inc.	7,500	1,098,075
Praxair, Inc.	2,700	310,932
Rockwood Holdings, Inc.	3,300	211,299
RPM International, Inc.	1,700	54,298
The Sherwin-Williams Co.	2,140	377,924
Sigma-Aldrich Corp.	1,570	126,165
The Valspar Corp.	1,900	122,873
W.R. Grace & Co. (a)	3,100	260,524
Westlake Chemical Corp.	6,700	645,947

		9,620,895

Forest Products & Paper — 0.5%
International Paper Co.	20,400	903,924
Rayonier, Inc.	4,565	252,856
Rock-Tenn Co. Class A	4,900	489,412

		1,646,192

Mining — 0.1%
Royal Gold, Inc.	400	16,832
Southern Copper Corp.	8,702	240,349

		257,181

		11,524,268

Communications — 15.0%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc. Class A (a)	200	1,492
The Interpublic Group of Companies, Inc.	9,700	141,135
Lamar Advertising Co. Class A (a)	2,000	86,800
Omnicom Group, Inc.	8,100	509,247

		738,674

Internet — 5.4%
Akamai Technologies, Inc. (a)	5,200	221,260
Amazon.com, Inc. (a)	6,131	1,702,517
eBay, Inc. (a)	18,630	963,544

	Number of Shares	Value
Equinix, Inc. (a)	20	$3,694
Expedia, Inc.	7,800	469,170
F5 Networks, Inc. (a)	1,330	91,504
Google, Inc. Class A (a)	10,369	9,128,557
Groupon, Inc. (a)	1,000	8,500
HomeAway, Inc. (a)	800	25,872
IAC/InterActiveCorp	7,100	337,676
Liberty Interactive Corp. Class A (a)	8,200	188,682
Liberty Ventures Series A (a)	10,600	901,106
LinkedIn Corp. (a)	1,890	336,987
Netflix, Inc. (a)	1,791	378,062
Priceline.com, Inc. (a)	925	765,095
Symantec Corp.	29,400	660,618
TIBCO Software, Inc. (a)	5,600	119,840
TripAdvisor, Inc. (a)	100	6,087
VeriSign, Inc. (a)	6,240	278,678

		16,587,449

Media — 5.6%
AMC Networks, Inc. (a)	8,400	549,444
Cablevision Systems Corp. Class A	3,600	60,552
CBS Corp. Class B	22,300	1,089,801
Charter Communications, Inc. Class A (a)	1,600	198,160
Comcast Corp. Class A	118,300	4,954,404
DIRECTV (a)	30,300	1,867,086
Discovery Communications, Inc. Series A (a)	5,700	440,097
DISH Network Corp. Class A	800	34,016
FactSet Research Systems, Inc.	50	5,097
Liberty Global PLC Series A (a)	12,027	890,960
The McGraw Hill Financial, Inc.	12,170	647,322
News Corp. Class A	55,400	1,806,040
Scripps Networks Interactive Class A	4,400	293,744
Sirius XM Radio, Inc.	38,100	127,635
Starz - Liberty Capital (a)	11,400	251,940
Time Warner Cable, Inc.	13,830	1,555,599
Viacom, Inc. Class B	21,700	1,476,685
The Walt Disney Co.	15,200	959,880

		17,208,462

Telecommunications — 3.8%
Crown Castle International Corp. (a)	1,100	79,629
Harris Corp.	14,470	712,648
Level 3 Communications, Inc. (a)	400	8,432
Motorola Solutions, Inc.	9,100	525,343
NeuStar, Inc. Class A (a)	2,600	126,568
Palo Alto Networks, Inc. (a)	1,700	71,672
QUALCOMM, Inc.	62,090	3,792,457
SBA Communications Corp. Class A (a)	1,170	86,720
Sprint Nextel Corp. (a)	41,600	292,032

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
tw telecom, Inc. (a)	3,800	$106,932
Verizon Communications, Inc.	118,600	5,970,324
Windstream Corp.	12,570	96,915

		11,869,672

		46,404,257

Consumer, Cyclical — 15.2%
Airlines — 1.0%
Alaska Air Group, Inc. (a)	13,100	681,200
Copa Holdings SA Class A	8,120	1,064,694
Delta Air Lines, Inc. (a)	35,400	662,334
Southwest Airlines Co.	63,400	817,226

		3,225,454

Apparel — 1.0%
Ascena Retail Group, Inc. (a)	2,800	48,860
Carter’s, Inc.	900	66,663
Deckers Outdoor Corp. (a)	2,800	141,428
Nike, Inc. Class B	30,580	1,947,334
Ralph Lauren Corp.	1,810	314,469
VF Corp.	2,760	532,846

		3,051,600

Auto Manufacturers — 0.3%
Ford Motor Co.	61,300	948,311

Automotive & Parts — 1.1%
Allison Transmission Holdings, Inc.	5,800	133,864
BorgWarner, Inc. (a)	4,540	391,121
Delphi Automotive PLC	17,100	866,799
The Goodyear Tire & Rubber Co. (a)	33,000	504,570
Lear Corp.	11,800	713,428
Visteon Corp/New (a)	10,300	650,136
WABCO Holdings, Inc. (a)	2,300	171,787

		3,431,705

Distribution & Wholesale — 0.5%
Fastenal Co.	2,300	105,455
Fossil Group, Inc. (a)	2,040	210,753
Genuine Parts Co.	6,800	530,876
MRC Global, Inc. (a)	8,200	226,484
W.W. Grainger, Inc.	1,440	363,139

		1,436,707

Entertainment — 0.6%
Bally Technologies, Inc. (a)	6,200	349,804
Cinemark Holdings, Inc.	11,100	309,912
International Game Technology	36,100	603,231
Lions Gate Entertainment Corp. (a)	4,600	126,362
The Madison Square Garden Co. Class A (a)	2,800	165,900
Regal Entertainment Group Class A	1,700	30,430
Six Flags Entertainment Corp.	7,800	274,248

		1,859,887

	Number of Shares	Value
Home Builders — 0.2%
NVR, Inc. (a)	120	$110,640
PulteGroup, Inc. (a)	26,800	508,396
Thor Industries, Inc.	100	4,918

		623,954

Home Furnishing — 0.1%
Whirlpool Corp.	3,950	451,722

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,700	149,625
The Toro Co.	580	26,338

		175,963

Leisure Time — 0.1%
Harley-Davidson, Inc.	5,100	279,582
Norwegian Cruise Line Holdings Ltd. (a)	200	6,062
Polaris Industries, Inc.	900	85,500

		371,144

Lodging — 0.8%
Choice Hotels International, Inc.	100	3,969
Las Vegas Sands Corp.	15,900	841,587
Marriott International, Inc. Class A	4,667	188,407
Starwood Hotels & Resorts Worldwide, Inc.	6,700	423,373
Wyndham Worldwide Corp.	6,200	354,826
Wynn Resorts Ltd.	4,500	576,000

		2,388,162

Retail — 9.1%
Abercrombie & Fitch Co. Class A	14,700	665,175
Advance Auto Parts, Inc.	2,740	222,406
American Eagle Outfitters, Inc.	7,200	131,472
AutoZone, Inc. (a)	1,108	469,448
Bed Bath & Beyond, Inc. (a)	7,800	553,020
Big Lots, Inc. (a)	600	18,918
Brinker International, Inc.	6,500	256,295
Cabela’s, Inc. (a)	1,700	110,092
CarMax, Inc. (a)	2,700	124,632
Chico’s FAS, Inc.	5,500	93,830
Chipotle Mexican Grill, Inc. (a)	473	172,337
Coach, Inc.	6,009	343,054
Copart, Inc. (a)	100	3,080
Costco Wholesale Corp.	6,090	673,371
CVS Caremark Corp.	5,700	325,926
Darden Restaurants, Inc.	2,700	136,296
Dick’s Sporting Goods, Inc.	400	20,024
Dillard’s, Inc. Class A	10,800	885,276
Dollar General Corp. (a)	200	10,086
Dollar Tree, Inc. (a)	20	1,017
Domino’s Pizza, Inc.	2,100	122,115
DSW, Inc. Class A	1,700	124,899
Dunkin’ Brands Group, Inc.	200	8,564

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Family Dollar Stores, Inc.	130	$8,100
Foot Locker, Inc.	11,600	407,508
The Gap, Inc.	14,900	621,777
GNC Holdings, Inc. Class A	3,600	159,156
Hanesbrands, Inc.	15,600	802,152
The Home Depot, Inc.	61,200	4,741,164
L Brands, Inc.	10,800	531,900
Lowe’s Cos., Inc.	42,500	1,738,250
Macy’s, Inc.	19,700	945,600
McDonald’s Corp.	23,280	2,304,720
MSC Industrial Direct Co., Inc. Class A	200	15,492
Nordstrom, Inc.	5,800	347,652
Nu Skin Enterprises, Inc. Class A	12,900	788,448
O’Reilly Automotive, Inc. (a)	5,100	574,362
Panera Bread Co. Class A (a)	900	167,346
PetSmart, Inc.	4,100	274,659
PVH Corp.	20	2,501
Ross Stores, Inc.	4,680	303,311
Sally Beauty Holdings, Inc. (a)	2,100	65,310
Starbucks Corp.	15,400	1,008,546
Target Corp.	23,100	1,590,666
Tiffany & Co.	3,800	276,792
The TJX Cos., Inc.	27,020	1,352,621
Tractor Supply Co.	900	105,849
Ulta Salon Cosmetics & Fragrance, Inc. (a)	100	10,016
Urban Outfitters, Inc. (a)	2,900	116,638
Wal-Mart Stores, Inc.	33,640	2,505,844
Williams-Sonoma, Inc.	1,800	100,602
Yum! Brands, Inc.	13,640	945,798

		28,284,113

Textiles — 0.0%
Cintas Corp.	3,000	136,620

Toys, Games & Hobbies — 0.3%
Hasbro, Inc.	6,970	312,465
Mattel, Inc.	10,600	480,286

		792,751

		47,178,093

Consumer, Non-cyclical — 26.8%
Agriculture — 2.4%
Altria Group, Inc.	63,170	2,210,318
Lorillard, Inc.	13,890	606,715
Philip Morris International, Inc.	51,770	4,484,318
Reynolds American, Inc.	4,500	217,665

		7,519,016

Beverages — 3.8%
Brown-Forman Corp. Class B	987	66,672
The Coca-Cola Co.	118,360	4,747,420
Coca-Cola Enterprises, Inc.	17,600	618,816

	Number of Shares	Value
Constellation Brands, Inc. Class A (a)	6,000	$312,720
Dr. Pepper Snapple Group, Inc.	9,500	436,335
Green Mountain Coffee Roasters, Inc. (a)	8,000	600,480
Monster Beverage Corp. (a)	600	36,462
PepsiCo, Inc.	58,723	4,802,954

		11,621,859

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	2,710	249,970
Amgen, Inc.	35,360	3,488,618
Biogen Idec, Inc. (a)	5,830	1,254,616
Celgene Corp. (a)	18,270	2,135,946
Charles River Laboratories International, Inc. (a)	1,300	53,339
Illumina, Inc. (a)	2,700	202,068
Life Technologies Corp. (a)	4,445	328,974
Myriad Genetics, Inc. (a)	23,800	639,506
Regeneron Pharmaceuticals, Inc. (a)	630	141,674
Vertex Pharmaceuticals, Inc. (a)	200	15,974

		8,510,685

Commercial Services — 4.5%
Aaron’s, Inc.	2,750	77,028
Alliance Data Systems Corp. (a)	1,660	300,510
Automatic Data Processing, Inc.	14,080	969,549
Avis Budget Group, Inc. (a)	11,000	316,250
Booz Allen Hamilton Holding Corp.	46,000	799,480
Corrections Corporation of America	8,000	270,960
Donnelley (R.R.) & Sons Co.	21,200	297,012
Equifax, Inc.	4,100	241,613
FleetCor Technologies, Inc. (a)	1,600	130,080
Gartner, Inc. (a)	1,400	79,786
Genpact Ltd.	7,000	134,680
Global Payments, Inc.	3,050	141,276
H&R Block, Inc.	19,600	543,900
Hertz Global Holdings, Inc. (a)	18,400	456,320
Iron Mountain, Inc.	1,999	53,193
Lender Processing Services, Inc.	10,800	349,380
MasterCard, Inc. Class A	2,626	1,508,637
McKesson Corp.	9,020	1,032,790
Moody’s Corp.	10,300	627,579
Morningstar, Inc.	1,500	116,370
Paychex, Inc.	6,600	241,032
Robert Half International, Inc.	4,100	136,243
Rollins, Inc.	1,400	36,260
Service Corp. International	21,200	382,236
Total System Services, Inc.	3,100	75,888
United Rentals, Inc. (a)	4,000	199,640
Vantiv, Inc. (a)	5,700	157,320
Verisk Analytics, Inc. Class A (a)	600	35,820
Visa, Inc. Class A	20,200	3,691,550
Weight Watchers International, Inc.	600	27,600

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Union Co.	37,520	$641,967

		14,071,949

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	28,100	590,943
Colgate-Palmolive Co.	29,680	1,700,367
The Estee Lauder Cos., Inc. Class A	1,960	128,909

		2,420,219

Foods — 2.9%
Campbell Soup Co.	4,800	214,992
ConAgra Foods, Inc.	5,100	178,143
Flowers Foods, Inc.	1,500	33,075
General Mills, Inc.	24,560	1,191,897
The Hershey Co.	3,300	294,624
Hillshire Brands Co.	24,180	799,874
Hormel Foods Corp.	3,000	115,740
Ingredion, Inc.	14,700	964,614
The J.M. Smucker Co.	1,950	201,143
Kellogg Co.	5,240	336,565
Kraft Foods Group, Inc.	35,566	1,987,072
The Kroger Co.	38,160	1,318,046
McCormick & Co., Inc.	700	49,252
Pinnacle Foods, Inc.	10,100	243,915
Safeway, Inc.	20,600	487,396
Sysco Corp.	5,000	170,800
WhiteWave Foods Co. Class A (a)	9,123	148,249
Whole Foods Market, Inc.	5,800	298,584

		9,033,981

Health Care – Products — 2.0%
Baxter International, Inc.	21,220	1,469,910
Becton, Dickinson & Co.	8,110	801,511
C.R. Bard, Inc.	3,510	381,467
The Cooper Cos., Inc.	400	47,620
Edwards Lifesciences Corp. (a)	1,820	122,304
Henry Schein, Inc. (a)	500	47,875
IDEXX Laboratories, Inc. (a)	800	71,824
Intuitive Surgical, Inc. (a)	616	312,053
Johnson & Johnson	14,780	1,269,011
ResMed, Inc.	5,900	266,267
St. Jude Medical, Inc.	7,540	344,050
Stryker Corp.	9,000	582,120
Techne Corp.	840	58,027
Varian Medical Systems, Inc. (a)	4,100	276,545
Zimmer Holdings, Inc.	3,700	277,278

		6,327,862

Health Care – Services — 1.1%
Aetna, Inc.	8,600	546,444
Catamaran Corp. (a)	2,460	119,851
Cigna Corp.	3,300	239,217
Community Health Systems, Inc.	3,500	164,080
Covance, Inc. (a)	100	7,614
DaVita HealthCare Partners, Inc. (a)	3,330	402,264

	Number of Shares	Value
HCA Holdings, Inc.	15,700	$566,142
Health Management Associates, Inc. Class A (a)	13,000	204,360
Laboratory Corporation of America Holdings (a)	3,010	301,301
Quest Diagnostics, Inc.	1,300	78,819
Tenet Healthcare Corp. (a)	5,000	230,500
Universal Health Services, Inc. Class B	6,900	462,024

		3,322,616

Household Products — 0.9%
Avery Dennison Corp.	8,400	359,184
Church & Dwight Co., Inc.	1,260	77,755
The Clorox Co.	3,480	289,327
Jarden Corp. (a)	7,650	334,688
Kimberly-Clark Corp.	14,510	1,409,501
Tupperware Brands Corp.	3,800	295,222

		2,765,677

Pharmaceuticals — 5.6%
AbbVie, Inc.	93,200	3,852,888
Actavis, Inc. (a)	3,150	397,593
Allergan, Inc.	10,020	844,085
AmerisourceBergen Corp.	13,700	764,871
Bristol-Myers Squibb Co.	38,400	1,716,096
Cubist Pharmaceuticals, Inc. (a)	2,600	125,580
DENTSPLY International, Inc.	1,950	79,872
Eli Lilly & Co.	15,820	777,079
Endo Health Solutions, Inc. (a)	13,400	492,986
Express Scripts Holding Co. (a)	29,680	1,830,959
Gilead Sciences, Inc. (a)	45,500	2,330,055
Herbalife Ltd.	21,180	956,065
Jazz Pharmaceuticals Plc (a)	6,000	412,380
Mead Johnson Nutrition Co.	7,600	602,148
Mylan, Inc. (a)	18,200	564,746
Onyx Pharmaceuticals, Inc. (a)	100	12,412
Patterson Cos., Inc.	1,700	63,920
Perrigo Co.	1,690	204,490
Salix Pharmaceuticals Ltd. (a)	1,500	99,225
Sirona Dental Systems, Inc. (a)	2,400	158,112
United Therapeutics Corp. (a)	15,800	1,039,956
Warner Chilcott PLC Class A	8,500	168,980

		17,494,498

		83,088,362

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	11,100	291,042

Energy — 4.0%
Oil & Gas — 1.9%
Anadarko Petroleum Corp.	4,300	369,499
Atwood Oceanics, Inc. (a)	5,000	260,250
Cabot Oil & Gas Corp.	2,400	170,448

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cheniere Energy, Inc. (a)	2,800	$77,728
Cobalt International Energy, Inc. (a)	400	10,628
Continental Resources, Inc. (a)	600	51,636
CVR Energy, Inc.	30,000	1,422,000
EOG Resources, Inc.	8,860	1,166,685
EQT Corp.	6,000	476,220
Gulfport Energy Corp. (a)	4,500	211,815
Noble Energy, Inc.	2,440	146,498
Oasis Petroleum, Inc. (a)	9,800	380,926
Pioneer Natural Resources Co.	910	131,722
Questar Corp.	900	21,465
Range Resources Corp.	600	46,392
Seadrill Ltd.	14,800	602,952
SM Energy Co.	2,100	125,958
Southwestern Energy Co. (a)	4,100	149,773
Whiting Petroleum Corp. (a)	500	23,045

		5,845,640

Oil & Gas Services — 1.9%
Cameron International Corp. (a)	2,880	176,141
Dresser-Rand Group, Inc. (a)	70	4,199
Halliburton Co.	37,800	1,577,016
Oceaneering International, Inc.	2,900	209,380
RPC, Inc.	42,150	582,091
Schlumberger Ltd.	49,200	3,525,672

		6,074,499

Pipelines — 0.2%
Kinder Morgan, Inc.	5,154	196,625
ONEOK, Inc.	4,800	198,288
The Williams Cos., Inc.	3,200	103,904

		498,817

		12,418,956

Financial — 5.5%
Banks — 0.0%
Signature Bank (a)	100	8,302

Diversified Financial — 2.5%
Affiliated Managers Group, Inc. (a)	1,860	304,928
American Express Co.	34,500	2,579,220
Ameriprise Financial, Inc.	8,300	671,304
BlackRock, Inc.	2,210	567,638
CBOE Holdings, Inc.	2,000	93,280
Eaton Vance Corp.	3,500	131,565
Federated Investors, Inc. Class B	5,680	155,689
Franklin Resources, Inc.	7,530	1,024,231
IntercontinentalExchange, Inc. (a)	30	5,333
Lazard Ltd. Class A	2,700	86,805
LPL Financial Holdings, Inc.	1,400	52,864
Nationstar Mortgage Holdings, Inc. (a)	12,400	464,256
Ocwen Financial Corp. (a)	6,000	247,320
T. Rowe Price Group, Inc.	8,000	585,200

	Number of Shares	Value
Waddell & Reed Financial, Inc. Class A	13,700	$595,950

		7,565,583

Insurance — 2.3%
Allied World Assurance Co. Holdings Ltd.	1,300	118,963
American Financial Group, Inc.	10,900	533,119
Aon PLC	8,800	566,280
Arch Capital Group Ltd. (a)	9,100	467,831
Arthur J. Gallagher & Co.	3,200	139,808
Axis Capital Holdings Ltd.	15,900	727,902
The Chubb Corp.	5,700	482,505
Endurance Specialty Holdings Ltd.	14,500	746,025
Erie Indemnity Co. Class A	90	7,172
The Hanover Insurance Group, Inc.	10,800	528,444
Marsh & McLennan Cos., Inc.	13,600	542,912
The Progressive Corp.	19,000	482,980
Prudential Financial, Inc.	8,700	635,361
The Travelers Cos., Inc.	7,300	583,416
Validus Holdings Ltd.	16,100	581,532

		7,144,250

Real Estate — 0.1%
CBRE Group, Inc. (a)	10,100	235,936
Realogy Holdings Corp. (a)	100	4,804
The St. Joe Co. (a)	300	6,315

		247,055

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp.	3,115	227,925
Apartment Investment & Management Co. Class A	1,400	42,056
Boston Properties, Inc.	930	98,087
Digital Realty Trust, Inc.	100	6,100
Equity Lifestyle Properties, Inc.	1,500	117,885
Extra Space Storage, Inc.	300	12,579
Federal Realty Investment Trust	1,030	106,790
OMEGA Healthcare Investors, Inc.	4,100	127,182
Plum Creek Timber Co., Inc.	6,600	308,022
Public Storage	190	29,133
Regency Centers Corp.	2,100	106,701
Simon Property Group, Inc.	409	64,589
Tanger Factory Outlet Centers, Inc.	500	16,730
Ventas, Inc.	1,800	125,028
Weyerhaeuser Co.	19,800	564,102

		1,952,909

		16,918,099

Industrial — 10.5%
Aerospace & Defense — 2.6%
BE Aerospace, Inc. (a)	2,600	164,008
The Boeing Co.	26,300	2,694,172
Lockheed Martin Corp.	14,990	1,625,815

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rockwell Collins, Inc.	4,400	$279,004
Spirit AeroSystems Holdings, Inc. Class A (a)	19,800	425,304
TransDigm Group, Inc.	250	39,193
United Technologies Corp.	30,970	2,878,352

		8,105,848

Building Materials — 0.2%
Armstrong World Industries, Inc. (a)	800	38,232
Fortune Brands Home & Security, Inc.	4,700	182,078
Lennox International, Inc.	1,410	91,001
Martin Marietta Materials, Inc.	1,040	102,357
Masco Corp.	8,500	165,665

		579,333

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	6,575	278,123
The Babcock & Wilcox Co.	3,400	102,102
Emerson Electric Co.	15,310	835,007
Hubbell, Inc. Class B	900	89,100

		1,304,332

Electronics — 0.4%
Agilent Technologies, Inc.	1,620	69,271
Amphenol Corp. Class A	3,900	303,966
Dolby Laboratories, Inc. Class A	930	31,109
FLIR Systems, Inc.	2,600	70,122
Gentex Corp/MI	13,860	319,473
Mettler-Toledo International, Inc. (a)	1,110	223,332
Trimble Navigation Ltd. (a)	1,220	31,732
Waters Corp. (a)	1,040	104,052

		1,153,057

Engineering & Construction — 0.5%
AECOM Technology Corp. (a)	30,900	982,311
Chicago Bridge & Iron Co. NV	4,000	238,640
Fluor Corp.	4,300	255,033

		1,475,984

Environmental Controls — 0.0%
Clean Harbors, Inc. (a)	700	35,371
Stericycle, Inc. (a)	360	39,755
Waste Connections, Inc.	200	8,228

		83,354

Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	3,600	206,172
Snap-on, Inc.	2,700	241,326

		447,498

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	2,890	238,396
Ingersoll-Rand PLC	7,800	433,056

		671,452

	Number of Shares	Value
Machinery – Diversified — 1.1%
Cummins, Inc.	5,700	$618,222
Deere & Co.	6,200	503,750
Flowserve Corp.	1,990	107,480
Graco, Inc.	1,200	75,852
IDEX Corp.	7,850	422,408
The Manitowoc Co., Inc.	4,500	80,595
Nordson Corp.	2,200	152,482
Rockwell Automation, Inc.	7,000	581,980
Roper Industries, Inc.	3,960	491,911
Wabtec Corp.	2,800	149,604
Zebra Technologies Corp. Class A (a)	1,750	76,020

		3,260,304

Manufacturing — 2.2%
3M Co.	11,410	1,247,684
A.O. Smith Corp.	12,300	446,244
Carlisle Cos., Inc.	3,300	205,623
Colfax Corp. (a)	3,100	161,541
Crane Co.	10,900	653,128
Danaher Corp.	3,420	216,486
Donaldson Co., Inc.	200	7,132
Dover Corp.	7,000	543,620
Honeywell International, Inc.	27,960	2,218,346
Illinois Tool Works, Inc.	7,200	498,024
ITT Corp.	14,000	411,740
Pall Corp.	3,300	219,219

		6,828,787

Metal Fabricate & Hardware — 0.0%
Valmont Industries, Inc.	920	131,643

Packaging & Containers — 0.7%
Ball Corp.	5,600	232,624
Crown Holdings, Inc. (a)	5,800	238,554
Greif, Inc. Class A	9,800	516,166
Owens-Illinois, Inc. (a)	9,600	266,784
Packaging Corporation of America	6,800	332,928
Sealed Air Corp.	8,100	193,995
Silgan Holdings, Inc.	7,600	356,896

		2,137,947

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,200	237,216

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	2,800	157,668
Con-way, Inc.	300	11,688
CSX Corp.	25,100	582,069
Expeditors International of Washington, Inc.	2,700	102,627
J.B. Hunt Transport Services, Inc.	100	7,224
Kansas City Southern	2,270	240,529
Kirby Corp. (a)	1,540	122,492
Landstar System, Inc.	1,060	54,590

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Norfolk Southern Corp.	2,100	$152,565
Union Pacific Corp.	18,470	2,849,551
United Continental Holdings, Inc. (a)	7,555	236,396
United Parcel Service, Inc. Class B	10,800	933,984

		5,451,383

Trucking & Leasing — 0.2%
AMERCO	4,810	778,739

		32,646,877

Technology — 17.9%
Computers — 8.4%
Accenture PLC Class A	30,100	2,165,996
Apple, Inc.	29,149	11,545,336
Cadence Design Systems, Inc. (a)	19,800	286,704
Cognizant Technology Solutions Corp. Class A (a)	4,700	294,267
DST Systems, Inc.	8,720	569,678
EMC Corp.	40,680	960,862
IHS, Inc. Class A (a)	200	20,876
International Business Machines Corp.	44,740	8,550,261
Jack Henry & Associates, Inc.	7,500	353,475
MICROS Systems, Inc. (a)	600	25,890
NCR Corp. (a)	1,160	38,268
NetApp, Inc. (a)	18,560	701,197
Riverbed Technology, Inc. (a)	7,500	116,700
SanDisk Corp. (a)	7,200	439,920
Teradata Corp. (a)	2,200	110,506

		26,179,936

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	43,500	638,580

Semiconductors — 2.2%
Advanced Micro Devices, Inc. (a)	13,900	56,712
Altera Corp.	800	26,392
Analog Devices, Inc.	3,880	174,833
Applied Materials, Inc.	33,000	492,030
Avago Technologies Ltd.	2,000	74,760
Broadcom Corp. Class A	16,700	563,792
Cree, Inc. (a)	4,800	306,528
Freescale Semiconductor Ltd. (a)	38,800	525,740
Intel Corp.	14,900	360,878
Lam Research Corp. (a)	4,200	186,228
Linear Technology Corp.	8,620	317,561
LSI Corp. (a)	60,900	434,826
Maxim Integrated Products, Inc.	11,000	305,580
Microchip Technology, Inc.	6,600	245,850
ON Semiconductor Corp. (a)	17,600	142,208
Rovi Corp. (a)	20,700	472,788
Silicon Laboratories, Inc. (a)	1,400	57,974
Skyworks Solutions, Inc. (a)	3,000	65,670
Texas Instruments, Inc.	45,350	1,581,354

	Number of Shares	Value
Xilinx, Inc.	9,610	$380,652

		6,772,356

Software — 7.1%
Adobe Systems, Inc. (a)	5,950	271,082
ANSYS, Inc. (a)	700	51,170
Autodesk, Inc. (a)	5,550	188,367
BMC Software, Inc. (a)	6,530	294,764
Broadridge Financial Solutions, Inc.	20,860	554,459
Cerner Corp. (a)	2,000	192,180
Citrix Systems, Inc. (a)	1,300	78,429
The Dun & Bradstreet Corp.	6,220	606,139
Electronic Arts, Inc. (a)	7,700	176,869
Fidelity National Information Services, Inc.	4,000	171,360
Fiserv, Inc. (a)	3,850	336,529
Informatica Corp. (a)	4,300	150,414
Intuit, Inc.	2,160	131,825
Microsoft Corp.	343,860	11,873,486
MSCI, Inc. (a)	3,900	129,753
NetSuite, Inc. (a)	300	27,522
Oracle Corp.	203,800	6,260,736
Red Hat, Inc. (a)	700	33,474
Salesforce.com, Inc. (a)	240	9,163
SEI Investments Co.	1,800	51,174
Solarwinds, Inc. (a)	500	19,405
Solera Holdings, Inc.	1,700	94,605
VMware, Inc. Class A (a)	2,680	179,533

		21,882,438

		55,473,310

Utilities — 0.1%
Electric — 0.0%
ITC Holdings Corp.	1,300	118,690

Water — 0.1%
Aqua America, Inc.	8,800	275,352

		394,042

TOTAL COMMON STOCK (Cost $284,592,713)		306,337,306

TOTAL EQUITIES (Cost $284,592,713)		306,337,306

TOTAL LONG-TERM INVESTMENTS (Cost $284,592,713)		306,337,306

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$1,532,736	$1,532,736

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	3,168	3,168

TOTAL SHORT-TERM INVESTMENTS (Cost $1,535,904)		1,535,904

TOTAL INVESTMENTS — 99.3% (Cost $286,128,617) (c)		307,873,210

Other Assets/(Liabilities) — 0.7%		2,081,674

NET ASSETS — 100.0%		$309,954,884

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,532,737. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $1,565,555.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 7.3%
Chemicals — 2.9%
A. Schulman, Inc.	54,031	$1,449,112
Cytec Industries, Inc.	16,977	1,243,565
W.R. Grace & Co. (a)	21,508	1,807,532

		4,500,209

Forest Products & Paper — 1.6%
P.H. Glatfelter Co.	103,769	2,604,602

Mining — 2.8%
Century Aluminum Co. (a)	151,520	1,406,105
Compass Minerals International, Inc.	14,704	1,242,929
Kaiser Aluminum Corp.	27,920	1,729,365

		4,378,399

		11,483,210

Communications — 2.2%
Internet — 1.0%
Liquidity Services, Inc. (a) (b)	23,770	824,106
TIBCO Software, Inc. (a)	38,779	829,871

		1,653,977

Telecommunications — 1.2%
Finisar Corp. (a)	108,417	1,837,668

		3,491,645

Consumer, Cyclical — 13.9%
Automotive & Parts — 2.4%
Dana Holding Corp.	197,545	3,804,716

Distribution & Wholesale — 0.5%
Pool Corp.	15,902	833,424

Home Builders — 0.6%
Toll Brothers, Inc. (a)	26,733	872,298

Retail — 8.3%
Brinker International, Inc.	52,840	2,083,481
Dunkin’ Brands Group, Inc.	40,154	1,719,394
Nu Skin Enterprises, Inc. Class A	46,740	2,856,749
Pier 1 Imports, Inc.	113,733	2,671,588
Signet Jewelers Ltd.	22,900	1,544,147
Texas Roadhouse, Inc.	89,530	2,240,041

		13,115,400

Storage & Warehousing — 2.1%
Mobile Mini, Inc. (a)	45,060	1,493,739
Wesco Aircraft Holdings, Inc. (a)	95,870	1,780,306

		3,274,045

		21,899,883

	Number of Shares	Value
Consumer, Non-cyclical — 21.2%
Biotechnology — 0.3%
Merrimack Pharmaceuticals, Inc. (a) (b)	79,870	$537,525

Commercial Services — 9.0%
KAR Auction Services, Inc.	122,490	2,801,346
Korn/Ferry International (a)	126,743	2,375,164
LifeLock, Inc. (a)	109,210	1,278,849
MAXIMUS, Inc.	19,959	1,486,546
Monro Muffler Brake, Inc. (b)	24,692	1,186,451
Robert Half International, Inc.	94,881	3,152,896
Team Health Holdings, Inc. (a)	48,150	1,977,520

		14,258,772

Foods — 1.6%
Flowers Foods, Inc.	118,350	2,609,618

Health Care – Products — 1.5%
Cepheid, Inc. (a)	27,170	935,191
Dexcom, Inc. (a)	61,360	1,377,532

		2,312,723

Health Care – Services — 4.4%
HealthSouth Corp. (a)	92,563	2,665,815
Vanguard Health Systems, Inc. (a)	86,330	1,790,484
WellCare Health Plans, Inc. (a)	44,076	2,448,422

		6,904,721

Household Products — 1.0%
Acco Brands Corp. (a)	247,020	1,571,047

Pharmaceuticals — 3.4%
Achillion Pharmaceuticals, Inc. (a)	64,355	526,424
Keryx Biopharmaceuticals, Inc. (a) (b)	97,600	729,072
Medivation, Inc. (a)	12,540	616,968
Questcor Pharmaceuticals, Inc.	17,775	808,051
Santarus, Inc. (a)	92,925	1,956,071
Sarepta Therapeutics, Inc. (a) (b)	17,570	668,539

		5,305,125

		33,499,531

Energy — 4.7%
Energy – Alternate Sources — 1.2%
Renewable Energy Group, Inc. (a)	137,122	1,951,246

Oil & Gas — 3.5%
CVR Energy, Inc. (c)	5,896	-
EPL Oil & Gas, Inc. (a)	108,665	3,190,404
Western Refining, Inc. (b)	81,240	2,280,407

		5,470,811

		7,422,057

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 25.9%
Banks — 3.9%
CapitalSource, Inc.	182,162	$1,708,679
FirstMerit Corp.	122,099	2,445,643
Webster Financial Corp.	79,520	2,042,074

		6,196,396

Diversified Financial — 3.9%
Financial Engines, Inc.	70,124	3,196,953
Ocwen Financial Corp. (a)	37,224	1,534,374
WisdomTree Investments, Inc. (a)	130,170	1,506,067

		6,237,394

Insurance — 1.3%
AmTrust Financial Services, Inc. (b)	55,762	1,990,704

Investment Companies — 2.2%
Home Loan Servicing Solutions Ltd.	142,090	3,405,897

Real Estate Investment Trusts (REITS) — 10.5%
Apollo Commercial Real Estate Finance, Inc.	118,352	1,879,430
Ares Commercial Real Estate Corp. (b)	48,499	621,272
Chatham Lodging Trust	93,735	1,610,367
Hatteras Financial Corp.	121,585	2,995,855
LaSalle Hotel Properties	135,416	3,344,775
Mid-America Apartment Communities, Inc. (b)	39,181	2,655,296
Redwood Trust, Inc.	60,060	1,021,020
Starwood Property Trust, Inc.	102,096	2,526,876

		16,654,891

Savings & Loans — 4.1%
BankUnited, Inc.	64,228	1,670,570
First Niagara Financial Group, Inc.	249,420	2,511,659
Flagstar Bancorp, Inc. (a)	74,350	1,037,926
Oritani Financial Corp.	81,298	1,274,753

		6,494,908

		40,980,190

Industrial — 14.7%
Aerospace & Defense — 0.8%
BE Aerospace, Inc. (a)	19,320	1,218,705

Building Materials — 0.5%
Boise Cascade Co. (a)	28,300	719,103

Electrical Components & Equipment — 1.2%
General Cable Corp.	23,600	725,700
Greatbatch, Inc. (a)	37,752	1,237,888

		1,963,588

Electronics — 1.3%
Imax Corp. (a) (b)	86,061	2,139,476

	Number of Shares	Value
Engineering & Construction — 1.9%
AECOM Technology Corp. (a)	42,266	$1,343,636
KBR, Inc.	51,206	1,664,195

		3,007,831

Environmental Controls — 1.7%
Waste Connections, Inc.	66,634	2,741,323

Hand & Machine Tools — 0.5%
Regal-Beloit Corp.	11,750	761,870

Machinery – Diversified — 1.1%
Wabtec Corp.	33,762	1,803,904

Packaging & Containers — 1.4%
Packaging Corporation of America	44,229	2,165,452

Transportation — 3.0%
Hub Group, Inc. Class A (a)	35,357	1,287,702
Old Dominion Freight Line, Inc. (a)	43,181	1,797,193
Swift Transportation Co. (a)	101,759	1,683,094

		4,767,989

Trucking & Leasing — 1.3%
The Greenbrier Cos., Inc. (a)	81,970	1,997,609

		23,286,850

Technology — 8.4%
Computers — 2.0%
Fortinet, Inc. (a)	108,167	1,892,923
j2 Global, Inc. (b)	28,726	1,221,142

		3,114,065

Semiconductors — 4.0%
Cavium, Inc. (a)	55,410	1,959,852
Semtech Corp. (a)	65,259	2,286,023
Skyworks Solutions, Inc. (a)	92,198	2,018,214

		6,264,089

Software — 2.4%
Guidewire Software, Inc. (a)	36,190	1,521,789
Servicenow, Inc. (a)	31,910	1,288,845
Splunk, Inc. (a)	21,903	1,015,423

		3,826,057

		13,204,211

Utilities — 1.2%
Gas — 0.6%
PAA Natural Gas Storage LP	43,570	916,713

Water — 0.6%
Aqua America, Inc.	30,217	945,490

		1,862,203

TOTAL COMMON STOCK (Cost $132,802,602)		157,129,780

TOTAL EQUITIES (Cost $132,802,602)		157,129,780

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 7.3%
Diversified Financial — 7.3%
State Street Navigator Securities Lending Prime Portfolio (d)	11,431,165	$11,431,165

TOTAL MUTUAL FUNDS (Cost $11,431,165)		11,431,165

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b) (c)	600	-

TOTAL RIGHTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $144,233,767)		168,560,945

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (e)	$2,007,590	2,007,590

TOTAL SHORT-TERM INVESTMENTS (Cost $2,007,590)		2,007,590

TOTAL INVESTMENTS — 108.1% (Cost $146,241,357) (f)		170,568,535

Other Assets/(Liabilities) — (8.1)%		(12,713,726)

NET ASSETS — 100.0%		$157,854,809

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $11,147,324. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,007,591. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,051,509.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Global Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 97.2%
Basic Materials — 1.2%
Chemicals — 1.0%
Linde AG	19,937	$3,712,354

Mining — 0.2%
Iluka Resources Ltd. (a)	77,500	699,706

		4,412,060

Communications — 16.2%
Internet — 5.2%
eBay, Inc. (b)	152,910	7,908,505
Facebook, Inc. Class A (b)	92,890	2,309,246
Google, Inc. Class A (b)	10,460	9,208,670

		19,426,421

Media — 5.0%
Grupo Televisa SAB Sponsored ADR (Mexico) (a)	117,820	2,926,649
The McGraw Hill Financial, Inc.	112,440	5,980,684
The Walt Disney Co.	120,690	7,621,573
Zee Entertainment Enterprises Ltd.	567,097	2,247,926

		18,776,832

Telecommunications — 6.0%
Juniper Networks, Inc. (b)	195,100	3,767,381
KDDI Corp.	129,646	6,745,650
Telefonaktiebolaget LM Ericsson Class B	1,054,997	11,960,853

		22,473,884

		60,677,137

Consumer, Cyclical — 7.7%
Apparel — 0.9%
Tod’s SpA	23,845	3,357,027

Entertainment — 0.4%
Gtech SpA	61,490	1,539,139

Retail — 6.3%
Inditex SA	47,391	5,845,799
Kering (a)	33,440	6,768,865
McDonald’s Corp.	61,710	6,109,290
Tiffany & Co.	64,750	4,716,390

		23,440,344

Textiles — 0.1%
Brunello Cucinelli SpA	20,760	512,793

		28,849,303

Consumer, Non-cyclical — 20.2%
Beverages — 2.7%
Carlsberg A/S Class B	23,447	2,092,791
Companhia de Bebidas das Americas ADR (Brazil)	80,600	3,010,410

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	48,363	$4,990,578

		10,093,779

Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc. (b)	50,190	4,008,675

Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	119,230	6,830,687

Foods — 2.8%
Nestle SA	62,250	4,071,550
Unilever PLC	156,802	6,367,944

		10,439,494

Health Care – Products — 1.6%
St. Jude Medical, Inc.	40,110	1,830,219
Zimmer Holdings, Inc.	57,620	4,318,043

		6,148,262

Health Care – Services — 3.9%
Aetna, Inc.	98,520	6,259,961
WellPoint, Inc.	101,740	8,326,401

		14,586,362

Pharmaceuticals — 6.3%
Allergan, Inc.	28,680	2,416,003
Bayer AG	53,537	5,707,403
Gilead Sciences, Inc. (b)	75,500	3,866,355
Medivation, Inc. (b)	20,010	984,492
Roche Holding AG	17,528	4,343,165
Shire Ltd.	70,400	2,233,299
Theravance, Inc. (a) (b)	87,980	3,389,869
ThromboGenics NV (a) (b)	13,372	512,671

		23,453,257

		75,560,516

Diversified — 1.8%
Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	42,600	6,860,149

Energy — 3.4%
Oil & Gas — 0.8%
Repsol YPF SA	131,498	2,772,129

Oil & Gas Services — 2.6%
Technip SA	63,180	6,385,565
Transocean Ltd.	69,152	3,315,838

		9,701,403

		12,473,532

Financial — 18.2%
Banks — 6.1%
Banco Bilbao Vizcaya Argentaria SA	516,017	4,296,978
Deutsche Bank AG	114,324	4,782,557

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ICICI Bank Ltd. Sponsored ADR (India) (a)	121,490	$4,646,992
Itau Unibanco Holding SA Sponsored ADR (Brazil)	245,721	3,174,715
Societe Generale SA	56,840	1,935,440
Sumitomo Mitsui Financial Group, Inc.	85,900	3,941,403

		22,778,085

Diversified Financial — 6.4%
BM&F BOVESPA SA	570,400	3,159,587
Citigroup, Inc.	95,220	4,567,704
Credit Suisse Group	124,224	3,293,512
The Goldman Sachs Group, Inc.	26,080	3,944,600
Moscow Exchange OAO (c)	1,098,476	1,814,063
UBS AG	428,093	7,272,578

		24,052,044

Insurance — 4.8%
Allianz SE	41,214	6,018,905
The Dai-ichi Life Insurance Co. Ltd.	2,957	4,279,825
Fidelity National Financial, Inc. Class A	93,850	2,234,569
Prudential PLC	329,802	5,421,827

		17,955,126

Real Estate — 0.9%
DLF Ltd.	1,112,387	3,370,360

		68,155,615

Industrial — 16.0%
Aerospace & Defense — 3.7%
Embraer SA Sponsored ADR (Brazil)	111,930	4,129,098
European Aeronautic Defence and Space Co.	180,200	9,582,150

		13,711,248

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	60,160	3,281,126
Prysmian SpA	95,031	1,766,889

		5,048,015

Electronics — 4.9%
Fanuc Corp.	16,100	2,334,615
Keyence Corp.	14,920	4,761,746
Kyocera Corp.	29,800	3,033,483
Murata Manufacturing Co. Ltd.	75,710	5,763,993
Nidec Corp. (a)	37,100	2,588,828

		18,482,665

Machinery – Diversified — 0.6%
FLSmidth & Co. A/S (a)	45,539	2,071,020

Manufacturing — 2.8%
3M Co.	51,170	5,595,440
Siemens AG	49,821	5,034,046

		10,629,486

	Number of Shares	Value
Metal Fabricate & Hardware — 1.5%
Assa Abloy AB Series B	143,757	$5,604,126

Transportation — 1.1%
United Parcel Service, Inc. Class B	47,200	4,081,856

		59,628,416

Technology — 12.0%
Computers — 0.4%
Fusion-io, Inc. (a) (b)	120,090	1,710,082

Semiconductors — 4.2%
Altera Corp.	189,760	6,260,182
Maxim Integrated Products, Inc.	196,110	5,447,936
Taiwan Semiconductor Manufacturing Co. Ltd.	1,067,505	3,863,298

		15,571,416

Software — 7.4%
Adobe Systems, Inc. (b)	125,900	5,736,004
Infosys Technologies Ltd.	74,221	3,101,193
Intuit, Inc.	88,770	5,417,633
Microsoft Corp.	158,710	5,480,256
SAP AG	108,628	7,954,382

		27,689,468

		44,970,966

Utilities — 0.5%
Electric — 0.5%
Fortum OYJ	100,866	1,884,247

TOTAL COMMON STOCK (Cost $263,609,795)		363,471,941

PREFERRED STOCK — 1.9%
Consumer, Cyclical — 1.9%
Auto Manufacturers — 1.9%
Bayerische Motoren Werke AG 5.450%	104,207	7,110,151

TOTAL PREFERRED STOCK (Cost $3,781,513)		7,110,151

TOTAL EQUITIES (Cost $267,391,308)		370,582,092

MUTUAL FUNDS — 4.3%
Diversified Financial — 4.3%
Oppenheimer Institutional Money Market Fund Class E (d)	3,216,592	3,216,592
State Street Navigator Securities Lending Prime Portfolio (e)	12,993,462	12,993,462

		16,210,054

TOTAL MUTUAL FUNDS (Cost $16,210,054)		16,210,054

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Groupe Fnac, Expires 5/16/15, Strike 0.00 (a) (b)	22,207	$57,898

Energy — 0.0%
Oil & Gas — 0.0%
Repsol SA, Expires 7/12/13, Strike 0.00 (b)	131,498	73,259

TOTAL RIGHTS (Cost $151,704)		131,157

TOTAL LONG-TERM INVESTMENTS (Cost $283,753,066)		386,923,303

TOTAL INVESTMENTS — 103.4% (Cost $283,753,066) (f)		386,923,303

Other Assets/(Liabilities) — (3.4)%		(12,767,371)

NET ASSETS — 100.0%		$374,155,932

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $12,468,946. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $1,814,063 or 0.48% of net assets.
(d)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 3.4%
Chemicals — 3.3%
Brenntag AG	42,532	$6,458,688
Essentra PLC	678,384	7,222,408
Syngenta AG	6,541	2,550,912

		16,232,008

Mining — 0.1%
Orica Ltd.	33,586	631,357

		16,863,365

Communications — 12.8%
Internet — 3.2%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	94,850	3,094,955
United Internet AG	262,377	7,394,903
Yahoo! Japan Corp.	3,309	1,635,124
Yoox SpA (a)	169,970	3,636,444

		15,761,426

Media — 1.2%
Grupo Televisa SAB Sponsored ADR (Mexico)	54,380	1,350,799
Liberty Global PLC Series A (a)	25,014	1,853,037
Liberty Global PLC Series C (a)	18,677	1,267,982
Zee Entertainment Enterprises Ltd.	427,672	1,695,257

		6,167,075

Telecommunications — 8.4%
BT Group PLC	2,813,029	13,163,957
Inmarsat PLC	508,870	5,222,379
SES SA	147,980	4,226,461
Telecity Group PLC	352,850	5,453,466
Telefonaktiebolaget LM Ericsson Class B	669,687	7,592,465
Ziggo NV	147,270	5,879,150

		41,537,878

		63,466,379

Consumer, Cyclical — 12.4%
Apparel — 0.6%
Burberry Group PLC	143,198	2,954,100

Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG	50,486	4,410,708

Distribution & Wholesale — 0.9%
Wolseley PLC	95,567	4,423,083

Entertainment — 1.6%
William Hill PLC	1,164,995	7,838,862

Home Furnishing — 1.1%
SEB SA (b)	66,207	5,341,695

	Number of Shares	Value
Leisure Time — 1.3%
Carnival Corp.	195,040	$6,687,922

Retail — 5.9%
Cie Financiere Richemont SA	22,455	1,969,789
Domino’s Pizza UK & IRL PLC	555,190	5,677,872
Inditex SA	47,576	5,868,619
Kering (b)	33,980	6,878,171
Shoppers Drug Mart Corp. (b)	159,078	7,339,036
Swatch Group AG	3,139	1,719,882

		29,453,369

Toys, Games & Hobbies — 0.1%
Nintendo Co. Ltd. (b)	5,800	684,276

		61,794,015

Consumer, Non-cyclical — 29.8%
Agriculture — 0.6%
Swedish Match AB	86,444	3,056,072

Beverages — 4.9%
C&C Group PLC	876,942	4,754,759
Diageo PLC	212,540	6,096,334
Heineken NV	117,276	7,455,522
Pernod-Ricard SA	54,695	6,062,294

		24,368,909

Biotechnology — 1.3%
Ceres, Inc. (a) (b)	73,793	230,972
CSL Ltd.	106,900	6,020,369

		6,251,341

Commercial Services — 7.4%
Aggreko PLC	141,740	3,553,516
Benesse Holdings, Inc. (b)	111,047	4,007,520
BTG PLC (a)	146,589	822,628
Bunzl PLC	398,280	7,773,688
Dignity PLC	241,542	5,020,581
Edenred	82,190	2,514,091
Experian PLC	490,166	8,501,703
MegaStudy Co. Ltd.	2,693	145,524
Prosegur Cia de Seguridad SA	823,764	4,487,281

		36,826,532

Cosmetics & Personal Care — 0.3%
L’Oreal	9,840	1,608,859

Foods — 5.0%
Aryzta AG	113,378	6,357,546
Barry Callebaut AG (b)	5,234	4,798,144
Danone SA	67,460	5,059,549
Nestle SA	20,529	1,342,728
Unilever PLC	137,727	5,593,282
Woolworths Ltd.	61,965	1,852,209

		25,003,458

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 4.9%
Cie Generale d’Optique Essilor International SA	47,360	$5,035,870
DiaSorin SpA (b)	125,812	5,022,615
Luxottica Group SpA	95,880	4,826,942
Ortivus AB Class B (a)	84,428	81,249
Sonova Holding AG	44,359	4,703,166
Straumann Holding AG (b)	3,333	497,958
William Demant Holding (a)	51,871	4,288,924

		24,456,724

Health Care – Services — 1.1%
Sonic Healthcare Ltd.	382,067	5,175,009

Household Products — 1.1%
Reckitt Benckiser Group PLC	77,166	5,470,291

Pharmaceuticals — 3.2%
Grifols SA	187,453	6,878,441
Novogen Ltd. (a) (b)	445,155	77,738
Roche Holding AG	36,322	9,000,024

		15,956,203

		148,173,398

Diversified — 0.9%
Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	27,920	4,496,135

Energy — 3.6%
Oil & Gas — 1.6%
BG Group PLC	318,850	5,441,809
Cairn Energy PLC (a)	608,391	2,333,246

		7,775,055

Oil & Gas Services — 2.0%
Hunting PLC	44,150	489,178
Saipem SpA	43,011	695,909
Schoeller-Bleckmann Oilfield Equipment AG	37,553	3,815,619
Technip SA	48,340	4,885,695

		9,886,401

		17,661,456

Financial — 5.3%
Banks — 0.8%
ICICI Bank Ltd. Sponsored ADR (India)	110,525	4,227,582

Diversified Financial — 3.4%
BinckBank NV (b)	193,958	1,626,092
Housing Development Finance Corp.	42,338	614,699
ICAP PLC	1,115,015	6,184,582
Tullett Prebon PLC	560,810	2,711,988
UBS AG	329,422	5,596,324

		16,733,685

	Number of Shares	Value
Insurance — 1.1%
Prudential PLC	319,048	$5,245,035

		26,206,302

Industrial — 18.5%
Aerospace & Defense — 2.2%
Empresa Brasileira de Aeronautica SA	622,119	5,718,359
European Aeronautic Defence and Space Co.	98,380	5,231,365

		10,949,724

Building Materials — 2.4%
James Hardie Industries NV	810,500	6,922,259
Sika AG	2,009	5,186,994

		12,109,253

Electrical Components & Equipment — 2.1%
Legrand SA	114,420	5,287,757
Schneider Electric SA	68,220	4,918,347

		10,206,104

Electronics — 3.8%
Fanuc Corp.	13,500	1,957,597
Hoya Corp.	291,200	5,975,044
Keyence Corp.	19,109	6,098,673
Nidec Corp. (b)	42,500	2,965,639
Omron Corp.	67,921	2,026,756

		19,023,709

Engineering & Construction — 3.4%
ABB Ltd.	240,779	5,198,134
Boskalis Westminster (b)	135,336	4,931,584
Leighton Holdings Ltd. (b)	215,942	3,021,806
Trevi Finanziaria SpA	460,150	3,671,588

		16,823,112

Machinery – Construction & Mining — 0.9%
Atlas Copco AB A Shares (b)	141,098	3,388,638
Outotec OYJ (b)	71,510	854,296

		4,242,934

Machinery – Diversified — 1.1%
The Weir Group PLC	158,242	5,202,053

Manufacturing — 1.6%
Aalberts Industries NV	367,049	8,171,894

Transportation — 1.0%
Koninklijke Vopak NV	83,598	4,929,039

		91,657,822

Technology — 9.9%
Biotechnology — 0.0%
Tyrian Diagnostics Ltd. (a)	16,676,300	15,251

Computers — 1.2%
Gemalto NV (b)	66,327	6,005,428

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 0.9%
ARM Holdings PLC	355,950	$4,306,922

Software — 7.8%
Amadeus IT Holding SA	205,172	6,554,082
Aveva Group PLC	100,083	3,440,470
Compugroup Holding AG	44,298	1,052,982
Dassault Systemes SA	48,360	5,915,831
Infosys Technologies Ltd.	18,817	786,235
The Sage Group PLC	911,613	4,727,827
SAP AG	136,941	10,027,627
Temenos Group AG (b)	251,377	6,112,454

		38,617,508

		48,945,109

Utilities — 0.8%
Electric — 0.8%
APR Energy PLC (b)	267,854	4,091,579

TOTAL COMMON STOCK (Cost $377,093,190)		483,355,560

TOTAL EQUITIES (Cost $377,093,190)		483,355,560

MUTUAL FUNDS — 12.0%
Diversified Financial — 12.0%
Oppenheimer Institutional Money Market Fund Class E (c)	14,598,633	14,598,633
State Street Navigator Securities Lending Prime Portfolio (d)	44,939,624	44,939,624

		59,538,257

TOTAL MUTUAL FUNDS (Cost $59,538,257)		59,538,257

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Groupe Fnac, Expires 5/16/15, Strike 0.00 (a)	33,980	88,593

TOTAL RIGHTS (Cost $113,244)		88,593

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 1.19 (a) (e)	301,298	-
Tyrian Diagnostics Ltd., Expires 12/20/13, Strike 0.08 (a)	4,657,320	4,259

		4,259

Value
TOTAL WARRANTS (Cost $0)	$4,259

TOTAL LONG-TERM INVESTMENTS (Cost $436,744,691)	542,986,669

TOTAL INVESTMENTS — 109.4% (Cost $436,744,691) (f)	542,986,669

Other Assets/(Liabilities) — (9.4)%	(46,466,547)

NET ASSETS — 100.0%	$496,520,122

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $42,753,123. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Focused International Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 10.2%
Chemicals — 3.9%
Israel Chemicals Ltd.	180,935	$1,782,667
Syngenta AG	7,558	2,947,531

		4,730,198

Iron & Steel — 1.6%
Hitachi Metals Ltd. (a)	170,000	1,913,176

Mining — 4.7%
Fresnillo PLC	108,237	1,457,040
Newcrest Mining Ltd.	80,790	725,613
Paladin Energy Ltd. (a) (b)	1,181,687	939,508
Randgold Resources Ltd.	14,755	938,501
Yamana Gold, Inc.	165,818	1,576,929

		5,637,591

		12,280,965

Communications — 8.8%
Advertising — 1.8%
WPP PLC	129,905	2,219,372

Internet — 1.9%
Rakuten, Inc. (a)	194,400	2,299,464

Telecommunications — 5.1%
KDDI Corp.	51,500	2,679,612
Mobile TeleSystems Sponsored ADR (Russia)	74,364	1,408,454
SES SA	69,422	1,982,764

		6,070,830

		10,589,666

Consumer, Cyclical — 6.7%
Apparel — 1.9%
Adidas AG	20,861	2,254,722

Auto Manufacturers — 2.8%
Toyota Motor Corp.	56,200	3,393,428

Automotive & Parts — 2.0%
Denso Corp.	50,000	2,345,037

		7,993,187

Consumer, Non-cyclical — 25.8%
Agriculture — 5.4%
Golden Agri-Resources Ltd. (a)	4,208,000	1,848,555
Imperial Tobacco Group PLC	41,062	1,426,706
Japan Tobacco, Inc.	89,700	3,170,309

		6,445,570

Beverages — 1.6%
SABMiller PLC	39,223	1,887,361

Commercial Services — 1.1%
Experian PLC	73,758	1,279,298

	Number of Shares	Value
Health Care – Products — 3.6%
Elekta AB	92,107	$1,400,851
Fresenius SE & Co. KGaA	23,936	2,950,310

		4,351,161

Household Products — 4.1%
Reckitt Benckiser Group PLC	46,324	3,283,904
Societe BIC SA	16,181	1,618,838

		4,902,742

Pharmaceuticals — 10.0%
Bayer AG	20,147	2,147,805
GlaxoSmithKline PLC	81,379	2,035,844
Sanofi	27,763	2,861,173
Takeda Pharmaceutical Co. Ltd.	56,100	2,538,826
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	62,658	2,456,194

		12,039,842

		30,905,974

Diversified — 1.8%
Holding Company – Diversified — 1.8%
Keppel Corp. Ltd.	262,400	2,145,636

Energy — 6.6%
Oil & Gas — 6.6%
BG Group PLC	106,038	1,809,749
Royal Dutch Shell PLC Class A	98,667	3,152,411
Total SA	35,723	1,742,011
Tullow Oil PLC	79,866	1,219,992

		7,924,163

Financial — 24.9%
Banks — 6.1%
DBS Group Holdings, Ltd.	47,000	572,137
Julius Baer Group Ltd.	65,264	2,536,119
Sberbank of Russia Sponsored ADR (Russia) (b)	119,162	1,358,654
Sumitomo Mitsui Trust Holdings, Inc.	620,000	2,894,794

		7,361,704

Diversified Financial — 7.0%
Credit Suisse Group	112,805	2,990,764
Deutsche Boerse AG	45,544	2,998,222
UBS AG	139,427	2,368,629

		8,357,615

Insurance — 11.8%
Admiral Group PLC	107,831	2,181,452
China Pacific Insurance Group Co. Ltd. Class H	470,600	1,490,004
Muenchener Rueckversicherungs AG	9,635	1,769,233
Prudential PLC	98,397	1,617,612
SCOR SE	55,215	1,686,133

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tokio Marine Holdings, Inc.	74,700	$2,369,063
Zurich Insurance Group AG	11,519	2,985,249

		14,098,746

		29,818,065

Industrial — 7.5%
Aerospace & Defense — 1.5%
Rolls-Royce Holdings PLC	105,192	1,820,072

Electrical Components & Equipment — 1.9%
Mitsubishi Electric Corp.	248,000	2,323,372

Electronics — 1.9%
Kyocera Corp.	22,800	2,320,920

Transportation — 2.2%
East Japan Railway	33,200	2,581,152

		9,045,516

Technology — 4.4%
Semiconductors — 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	106,200	1,945,584
Tokyo Electron Ltd.	24,500	1,240,241

		3,185,825

Software — 1.7%
SAP AG	28,012	2,051,204

		5,237,029

Utilities — 1.2%
Water — 1.2%
Suez Environnement Co. (a)	111,383	1,434,078

TOTAL COMMON STOCK (Cost $114,800,975)		117,374,279

TOTAL EQUITIES (Cost $114,800,975)		117,374,279

MUTUAL FUNDS — 4.2%
Diversified Financial — 4.2%
State Street Navigator Securities Lending Prime Portfolio (c)	4,987,154	4,987,154

TOTAL MUTUAL FUNDS (Cost $4,987,154)		4,987,154

TOTAL LONG-TERM INVESTMENTS (Cost $119,788,129)		122,361,433

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$2,234,830	$2,234,830

TOTAL SHORT-TERM INVESTMENTS (Cost $2,234,830)		2,234,830

TOTAL INVESTMENTS — 104.0% (Cost $122,022,959) (e)		124,596,263

Other Assets/(Liabilities) — (4.0)%		(4,775,937)

NET ASSETS — 100.0%		$119,820,326

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $4,649,542. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,234,832. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,281,290.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%

COMMON STOCK — 88.2%
Basic Materials — 1.5%
Iron & Steel — 1.5%
POSCO	6,806	$1,773,996

Communications — 12.2%
Internet — 1.3%
NHN Corp.	6,177	1,573,988

Media — 3.9%
Grupo Televisa SAB	127,400	634,274
Naspers Ltd.	38,749	2,848,874
Sun TV Network Ltd.	191,477	1,210,148

		4,693,296

Telecommunications — 7.0%
China Mobile Ltd.	220,500	2,297,300
Mobile TeleSystems Sponsored ADR (Russia)	107,891	2,043,456
MTN Group Ltd.	120,074	2,227,267
SK Telecom Co. Ltd.	10,324	1,897,299

		8,465,322

		14,732,606

Consumer, Cyclical — 3.4%
Auto Manufacturers — 0.9%
Hyundai Motor Co.	5,542	1,088,798

Automotive & Parts — 1.4%
Hyundai Mobis	7,058	1,680,443

Retail — 1.1%
Golden Eagle Retail Group Ltd.	1,012,000	1,344,563

		4,113,804

Consumer, Non-cyclical — 10.9%
Agriculture — 3.2%
British American Tobacco PLC	47,932	2,483,935
KT&G Corp.	20,697	1,342,448

		3,826,383

Beverages — 2.9%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	23,840	2,151,798
Arca Continental SAB de CV	182,400	1,398,112

		3,549,910

Commercial Services — 1.8%
CCR SA	189,981	1,507,009
Kroton Educacional SA	51,500	713,178

		2,220,187

Foods — 1.7%
Magnit OJSC GDR (Russia) (a) (b)	35,041	2,004,345

	Number of Shares	Value
Health Care – Products — 1.3%
Hengan International Group Co. Ltd.	144,000	$1,556,416

		13,157,241

Diversified — 2.0%
Holding Company – Diversified — 2.0%
Bidvest Group Ltd.	83,274	2,057,159
Koc Holding AS	91,946	440,414

		2,497,573

Energy — 9.0%
Oil & Gas — 9.0%
CNOOC Ltd.	1,789,000	3,005,213
Kunlun Energy Co. Ltd	666,000	1,175,157
LUKOIL OAO Sponsored ADR (Russia)	16,944	966,634
NovaTek OAO GDR (Russia) (a)	24,094	2,879,233
Petroleo Brasileiro SA Sponsored ADR (Brazil)	110,081	1,613,788
Sasol Ltd.	28,726	1,247,911

		10,887,936

Financial — 27.4%
Banks — 18.0%
Bank Zachodni WBK SA	14,912	1,253,445
China Construction Bank Corp. Class H	3,636,890	2,554,635
Grupo Financiero Santander Mexico SAB de CV Sponsored ADR Class B (Mexico) (b)	60,463	859,179
HDFC Bank Ltd. ADR (India)	79,800	2,891,952
ICICI Bank Ltd.	99,157	1,779,438
Industrial & Commercial Bank of China	3,524,670	2,202,909
Kasikornbank PCL Sponsored ADR (Thailand)	141,100	859,443
KB Financial Group, Inc.	69,935	2,086,422
Malayan Banking Bhd	332,100	1,093,021
OTP Bank PLC	36,509	766,177
Sberbank	888,240	2,497,521
State Bank of India	38,702	1,273,776
Turkiye Halk Bankasi AS	139,800	1,181,700
Turkiye Vakiflar Bankasi TAO	188,767	469,124

		21,768,742

Diversified Financial — 4.0%
Bolsa Mexicana de Valores SAB de CV	393,315	978,017
CITIC Securities Co. Ltd.	581,000	1,023,864
Mega Financial Holding Co. Ltd.	3,724,560	2,814,960

		4,816,841

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 2.7%
Ping An Insurance Group Co. of China Ltd. Class H	347,500	$2,314,719
Powszechny Zaklad Ubezpieczen SA	7,949	979,474

		3,294,193

Real Estate — 2.7%
Agile Property Holdings Ltd.	1,148,000	1,228,711
China Overseas Land & Investment Ltd.	820,000	2,117,770

		3,346,481

		33,226,257

Industrial — 10.1%
Building Materials — 2.5%
Anhui Conch Cement Co. Ltd. Class H	720,000	1,926,434
BBMG Corp.	1,830,500	1,119,457

		3,045,891

Electrical Components & Equipment — 1.0%
Bharat Heavy Electricals Ltd.	406,285	1,196,799

Electronics — 2.7%
Hon Hai Precision Industry Co. Ltd.	836,671	2,056,723
Kinsus Interconnect Technology Corp.	312,000	1,179,319

		3,236,042

Engineering & Construction — 3.9%
China Communications Construction Co. Ltd. Class H	1,702,000	1,327,076
Gamuda Bhd	501,100	749,945
Hyundai Engineering & Construction Co. Ltd.	23,148	1,129,000
Larsen & Toubro Ltd.	65,383	1,538,516

		4,744,537

		12,223,269

Technology — 11.7%
Semiconductors — 10.1%
Samsung Electronics Co., Ltd.	4,397	5,160,673
SK Hynix, Inc. (b)	60,560	1,651,078
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	294,917	5,402,879

		12,214,630

Software — 1.6%
Changyou.com Ltd. Sponsored ADR (Cayman Islands)	12,300	374,412
Tech Mahindra Ltd.	92,576	1,637,350

		2,011,762

		14,226,392

TOTAL COMMON STOCK (Cost $110,875,370)		106,839,074

	Number of Shares	Value
PREFERRED STOCK — 6.4%
Basic Materials — 1.5%
Mining — 1.5%
Vale SA Sponsored ADR (Brazil) 8.120%	152,949	$1,859,860

Communications — 0.9%
Telecommunications — 0.9%
Telefonica Brasil SA 8.060%	46,900	1,059,341

Consumer, Non-cyclical — 0.4%
Foods — 0.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.020%	10,300	459,758

Financial — 2.5%
Banks — 2.5%
Itau Unibanco Holding SA 2.690%	237,812	3,066,238

Utilities — 1.1%
Electric — 1.1%
Cia Energetica de Minas Gerais 5.830%	142,132	1,268,219

TOTAL PREFERRED STOCK (Cost $9,748,854)		7,713,416

TOTAL EQUITIES (Cost $120,624,224)		114,552,490

TOTAL LONG-TERM INVESTMENTS (Cost $120,624,224)		114,552,490

	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (c)	$5,960,152	5,960,152

TOTAL SHORT-TERM INVESTMENTS (Cost $5,960,152)		5,960,152

TOTAL INVESTMENTS — 99.5% (Cost $126,584,376) (d)		120,512,642

Other Assets/(Liabilities) — 0.5%		617,737

NET ASSETS — 100.0%		$121,130,379

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the portfolios of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2013, these securities amounted to a value of $4,883,578 or 4.03% of net assets.
(b)	Non-income producing security.
(c)	Maturity value of $5,960,157. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $6,083,208.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolios of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier International Bond Fund (“International Bond Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (formerly known as MassMutual Premier Small/Mid Cap Opportunities Fund)

(“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Focused International Fund (“Focused International Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the Barings Dynamic Allocation Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Barings Dynamic Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Barings Dynamic Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Barings Dynamic Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2013, the Barings Dynamic Allocation Fund’s net assets were approximately $21,377,784, of which approximately $576,792 or approximately 2.7%, represented the Fund’s ownership of the shares of the Subsidiary.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund and Inflation-Protected and Income Fund characterized all investments at Level 2, as of June 30, 2013. The Disciplined Value Fund and Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2013. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2013, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$222,326,097	$-	$222,326,097

Total Municipal Obligations	-	3,070,714	-	3,070,714

Non-U.S. Government Agency Obligations
Automobile ABS	-	19,923,798	-	19,923,798
Commercial MBS	-	24,137,616	-	24,137,616
Home Equity ABS	-	14,651,553	-	14,651,553
Manufactured Housing ABS	-	237,531	-	237,531
Other ABS	-	20,527,383	2,121,080	22,648,463
Student Loans ABS	-	20,169,888	-	20,169,888
WL Collateral CMO	-	3,212,320	-	3,212,320
WL Collateral PAC	-	478,986	-	478,986

Total Non-U.S. Government Agency Obligations	-	103,339,075	2,121,080	105,460,155

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	31,246,856	-	31,246,856

Total U.S. Government Agency Obligations and Instrumentalities	-	31,246,856	-	31,246,856

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	10,847,863	-	10,847,863

Total U.S. Treasury Obligations	-	10,847,863	-	10,847,863

Total Bonds & Notes	-	370,830,605	2,121,080	372,951,685

Total Long-Term Investments	-	370,830,605	2,121,080	372,951,685

Total Short-Term Investments	-	210,653,841	-	210,653,841

Total Investments	$-	$581,484,446	$2,121,080	$583,605,526

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund
Equities
Preferred Stock
Financial	$3,326,700	$-	$-	$3,326,700

Total Preferred Stock	3,326,700	-	-	3,326,700

Total Equities	3,326,700	-	-	3,326,700

Bonds & Notes
Total Corporate Debt	-	656,056,828	-	656,056,828

Total Municipal Obligations	-	15,834,496	-	15,834,496

Non-U.S. Government Agency Obligations
Automobile ABS	-	10,923,570	-	10,923,570
Commercial MBS	-	71,406,313	-	71,406,313
Home Equity ABS	-	51,275,005	-	51,275,005
Other ABS	-	35,942,889	4,894,000	40,836,889
Student Loans ABS	-	36,905,534	-	36,905,534
WL Collateral CMO	-	9,719,111	-	9,719,111
WL Collateral PAC	-	1,302,613	-	1,302,613

Total Non-U.S. Government Agency Obligations	-	217,475,035	4,894,000	222,369,035

Total Sovereign Debt Obligations	-	10,490,634	-	10,490,634

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	1,405,534	-	1,405,534
Pass-Through Securities	-	426,139,027	-	426,139,027

Total U.S. Government Agency Obligations and Instrumentalities	-	427,544,561	-	427,544,561

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	124,495,167	-	124,495,167

Total U.S. Treasury Obligations	-	124,495,167	-	124,495,167

Total Bonds & Notes	-	1,451,896,721	4,894,000	1,456,790,721

Total Long-Term Investments	3,326,700	1,451,896,721	4,894,000	1,460,117,421

Total Short-Term Investments	-	258,554,703	-	258,554,703

Total Investments	$3,326,700	$1,710,451,424	$4,894,000	$1,718,672,124

Diversified Bond Fund
Equities
Common Stock
Basic Materials	$-	$-	$64,153	$64,153

Total Common Stock	-	-	64,153	64,153

Preferred Stock
Financial	255,900	-	-	255,900

Total Preferred Stock	255,900	-	-	255,900

Total Equities	255,900	-	64,153	320,053

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund (Continued)
Bonds & Notes
Total Corporate Debt	$-	$45,116,721	$-	$45,116,721

Total Municipal Obligations	-	621,944	-	621,944

Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	226,851	-	226,851
Automobile ABS	-	365,399	-	365,399
Commercial MBS	-	3,904,608	-	3,904,608
Home Equity ABS	-	2,248,808	-	2,248,808
Other ABS	-	1,689,687	1,150,090	2,839,777
Student Loans ABS	-	1,898,504	-	1,898,504
WL Collateral CMO	-	1,477,968	-	1,477,968
WL Collateral PAC	-	58,118	-	58,118

Total Non-U.S. Government Agency Obligations	-	11,869,943	1,150,090	13,020,033

Total Sovereign Debt Obligations	-	885,262	-	885,262

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	58,172	-	58,172
Pass-Through Securities	-	26,137,468	-	26,137,468

Total U.S. Government Agency Obligations and Instrumentalities	-	26,195,640	-	26,195,640

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	6,359,202	-	6,359,202

Total U.S. Treasury Obligations	-	6,359,202	-	6,359,202

Total Bonds & Notes	-	91,048,712	1,150,090	92,198,802

Total Long-Term Investments	255,900	91,048,712	1,214,243	92,518,855

Total Short-Term Investments	-	18,364,052	-	18,364,052

Total Investments	$255,900	$109,412,764	$1,214,243	$110,882,907

High Yield Fund
Equities
Common Stock
Basic Materials	$-	$-	$786,811	$786,811

Total Common Stock	-	-	786,811	786,811

Total Equities	-	-	786,811	786,811

Bonds & Notes
Total Bank Loans	-	7,327,625	-	7,327,625

Total Corporate Debt	-	207,421,796	-	207,421,796

Total Bonds & Notes	-	214,749,421	-	214,749,421

Total Long-Term Investments	-	214,749,421	786,811	215,536,232

Total Short-Term Investments	-	2,753,898	-	2,753,898

Total Investments	$-	$217,503,319	$786,811	$218,290,130

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$11,729,209	$-	$11,729,209

Total Sovereign Debt Obligations	-	40,509,724	1,469,398	41,979,122

Total Bonds & Notes	-	52,238,933	1,469,398	53,708,331

Total Long-Term Investments	-	52,238,933	1,469,398	53,708,331

Total Short-Term Investments	-	66,859	-	66,859

Total Investments	$-	$52,305,792	$1,469,398	$53,775,190

Balanced Fund
Equities
Common Stock
Basic Materials	$2,323,947	$-	$-	$2,323,947
Communications	9,178,582	-	-	9,178,582
Consumer, Cyclical	6,749,041	-	-	6,749,041
Consumer, Non-cyclical	18,387,450	-	-	18,387,450
Diversified	58,628	-	-	58,628
Energy	7,883,673	-	-	7,883,673
Financial	14,416,252	-	-	14,416,252
Industrial	7,627,132	-	-	7,627,132
Technology	10,141,047	-	-	10,141,047
Utilities	2,334,571	-	-	2,334,571

Total Common Stock	79,100,323	-	-	79,100,323

Preferred Stock
Consumer, Cyclical	-	1	-	1
Financial	127,950	-	-	127,950

Total Preferred Stock	127,950	1	-	127,951

Total Equities	79,228,273	1	-	79,228,274

Bonds & Notes
Total Corporate Debt	-	19,374,542	-	19,374,542

Total Municipal Obligations	-	437,876	-	437,876

Non-U.S. Government Agency Obligations
Automobile ABS	-	500,973	-	500,973
Commercial MBS	-	2,196,294	-	2,196,294
Home Equity ABS	-	1,335,870	-	1,335,870
Other ABS	-	791,002	244,700	1,035,702
Student Loans ABS	-	1,085,184	-	1,085,184
WL Collateral CMO	-	300,775	-	300,775
WL Collateral PAC	-	47,827	-	47,827

Total Non-U.S. Government Agency Obligations	-	6,257,925	244,700	6,502,625

Total Sovereign Debt Obligations	-	469,745	-	469,745

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$67,004	$-	$67,004
Pass-Through Securities	-	12,840,179	-	12,840,179

Total U.S. Government Agency Obligations and Instrumentalities	-	12,907,183	-	12,907,183

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	6,224,818	-	6,224,818

Total U.S. Treasury Obligations	-	6,224,818	-	6,224,818

Total Bonds & Notes	-	45,672,089	244,700	45,916,789

Total Mutual Funds	11,102,343	-	-	11,102,343

Total Long-Term Investments	90,330,616	45,672,090	244,700	136,247,406

Total Short-Term Investments	-	22,807,207	-	22,807,207

Total Investments	$90,330,616	$68,479,297	$244,700	$159,054,613

Barings Dynamic Allocation Fund
Bonds & Notes
Total Sovereign Debt Obligations	$-	$1,498,661	$-	$1,498,661

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	1,128,587	-	1,128,587

Total U.S. Treasury Obligations	-	1,128,587	-	1,128,587

Total Bonds & Notes	-	2,627,248	-	2,627,248

Total Mutual Funds	19,892,015	-	-	19,892,015

Total Long-Term Investments	19,892,015	2,627,248	-	22,519,263

Total Short-Term Investments	-	2,832,075	-	2,832,075

Total Investments	$19,892,015	$5,459,323	$-	$25,351,338

Value Fund
Equities
Common Stock
Communications	$9,541,759	$431,298	$-	$9,973,057
Consumer, Cyclical	10,780,177	-	-	10,780,177
Consumer, Non-cyclical	19,958,717	2,337,100	-	22,295,817
Energy	15,029,293	-	-	15,029,293
Financial	30,041,540	-	-	30,041,540
Industrial	14,711,781	-	-	14,711,781
Technology	10,469,055	-	-	10,469,055
Utilities	4,987,779	-	-	4,987,779

Total Common Stock	115,520,101	2,768,398	-	118,288,499

Total Equities	115,520,101	2,768,398	-	118,288,499

Total Mutual Funds	581,981	-	-	581,981

Total Long-Term Investments	116,102,082	2,768,398	-	118,870,480

Total Short-Term Investments	-	1,162,081	-	1,162,081

Total Investments	$116,102,082	$3,930,479	$-	$120,032,561

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Main Street Fund
Equities
Common Stock
Basic Materials	$4,346,536	$-	$-	$4,346,536
Communications	25,078,444	-	-	25,078,444
Consumer, Cyclical	10,069,400	-	-	10,069,400
Consumer, Non-cyclical	47,750,480	2,436,908	-	50,187,388
Energy	14,780,258	-	-	14,780,258
Financial	30,518,081	-	-	30,518,081
Industrial	14,849,103	-	-	14,849,103
Technology	20,661,084	-	-	20,661,084

Total Common Stock	168,053,386	2,436,908	-	170,490,294

Preferred Stock
Consumer, Non-cyclical	-	2,130,552	-	2,130,552

Total Preferred Stock	-	2,130,552	-	2,130,552

Total Equities	168,053,386	4,567,460	-	172,620,846

Total Long-Term Investments	168,053,386	4,567,460	-	172,620,846

Total Short-Term Investments	-	2,090,347	-	2,090,347

Total Investments	$168,053,386	$6,657,807	$-	$174,711,193

Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$9,377,365	$-	$-	$9,377,365
Communications	45,974,819	-	-	45,974,819
Consumer, Cyclical	45,002,774	-	-	45,002,774
Consumer, Non-cyclical	54,034,814	17,502,385	-	71,537,199
Energy	17,588,158	-	-	17,588,158
Financial	12,505,727	-	-	12,505,727
Industrial	35,435,218	-	-	35,435,218
Technology	39,496,088	-	-	39,496,088

Total Common Stock	259,414,963	17,502,385	-	276,917,348

Total Equities	259,414,963	17,502,385	-	276,917,348

Total Long-Term Investments	259,414,963	17,502,385	-	276,917,348

Total Short-Term Investments	-	6,294,257	-	6,294,257

Total Investments	$259,414,963	$23,796,642	$-	$283,211,605

Small Cap Opportunities Fund
Equities
Common Stock
Basic Materials	$11,483,210	$-	$-	$11,483,210
Communications	3,491,645	-	-	3,491,645
Consumer, Cyclical	21,899,883	-	-	21,899,883
Consumer, Non-cyclical	33,499,531	-	-	33,499,531

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Small Cap Opportunities Fund (Continued)
Energy	$7,422,057	$-	$-	+	$7,422,057
Financial	40,980,190	-	-		40,980,190
Industrial	23,286,850	-	-		23,286,850
Technology	13,204,211	-	-		13,204,211
Utilities	1,862,203	-	-		1,862,203

Total Common Stock	157,129,780	-	-		157,129,780

Total Equities	157,129,780	-	-		157,129,780

Total Mutual Funds	11,431,165	-	-		11,431,165

Rights
Consumer, Non-cyclical	-	-	-	+	-

Total Rights	-	-	-		-

Total Long-Term Investments	168,560,945	-	-		168,560,945

Total Short-Term Investments	-	2,007,590	-		2,007,590

Total Investments	$168,560,945	$2,007,590	$-		$170,568,535

Global Fund
Equities
Common Stock
Basic Materials	$-	$4,412,060	$-		$4,412,060
Communications	39,722,708	20,954,429	-		60,677,137
Consumer, Cyclical	10,825,680	18,023,623	-		28,849,303
Consumer, Non-cyclical	50,231,694	25,328,822	-		75,560,516
Diversified	-	6,860,149	-		6,860,149
Energy	3,315,838	9,157,694	-		12,473,532
Financial	18,568,580	49,587,035	-		68,155,615
Industrial	17,087,519	42,540,897	-		59,628,416
Technology	30,052,093	14,918,873	-		44,970,966
Utilities	-	1,884,247	-		1,884,247

Total Common Stock	169,804,112	193,667,829	-		363,471,941

Preferred Stock
Consumer, Cyclical	-	7,110,151	-		7,110,151

Total Preferred Stock	-	7,110,151	-		7,110,151

Total Equities	169,804,112	200,777,980	-		370,582,092

Total Mutual Funds	16,210,054	-	-		16,210,054

Rights
Consumer, Cyclical	57,898	-	-		57,898
Energy	73,259	-	-		73,259

Total Rights	131,157	-	-		131,157

Total Long-Term Investments	186,145,323	200,777,980	-		386,923,303

Total Investments	$186,145,323	$200,777,980	$-		$386,923,303

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
International Equity Fund
Equities
Common Stock
Basic Materials	$-	$16,863,365	$-		$16,863,365
Communications	7,566,773	55,899,606	-		63,466,379
Consumer, Cyclical	14,026,958	47,767,057	-		61,794,015
Consumer, Non-cyclical	230,972	147,942,426	-		148,173,398
Diversified	-	4,496,135	-		4,496,135
Energy	-	17,661,456	-		17,661,456
Financial	4,227,581	21,978,721	-		26,206,302
Industrial	-	91,657,822	-		91,657,822
Technology	-	48,945,109	-		48,945,109
Utilities	-	4,091,579	-		4,091,579

Total Common Stock	26,052,284	457,303,276	-		483,355,560

Total Equities	26,052,284	457,303,276	-		483,355,560

Total Mutual Funds	59,538,257	-	-		59,538,257

Rights
Consumer, Cyclical	88,593	-	-		88,593

Total Rights	88,593	-	-		88,593

Warrants
Consumer, Non-cyclical	-	4,259	-	+	4,259

Total Warrants	-	4,259	-		4,259

Total Long-Term Investments	85,679,134	457,307,535	-		542,986,669

Total Investments	$85,679,134	$457,307,535	$-		$542,986,669

Focused International Fund
Equities
Common Stock
Basic Materials	$1,576,929	$10,704,036	$-		$12,280,965
Communications	1,408,454	9,181,212	-		10,589,666
Consumer, Cyclical	-	7,993,187	-		7,993,187
Consumer, Non-cyclical	2,456,194	28,449,780	-		30,905,974
Diversified	-	2,145,636	-		2,145,636
Energy	-	7,924,163	-		7,924,163
Financial	-	29,818,065	-		29,818,065
Industrial	-	9,045,516	-		9,045,516
Technology	1,945,584	3,291,445	-		5,237,029
Utilities	-	1,434,078	-		1,434,078

Total Common Stock	7,387,161	109,987,118	-		117,374,279

Total Equities	7,387,161	109,987,118	-		117,374,279

Total Mutual Funds	4,987,154	-	-		4,987,154

Total Long-Term Investments	12,374,315	109,987,118	-		122,361,433

Total Short-Term Investments	-	2,234,830	-		2,234,830

Total Investments	$12,374,315	$112,221,948	$-		$124,596,263

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$-	$1,773,996	$-	$1,773,996
Communications	2,677,730	12,054,876	-	14,732,606
Consumer, Cyclical	-	4,113,804	-	4,113,804
Consumer, Non-cyclical	5,554,256	7,602,985	-	13,157,241
Diversified	-	2,497,573	-	2,497,573
Energy	4,493,021	6,394,915	-	10,887,936
Financial	4,729,148	28,497,109	-	33,226,257
Industrial	-	12,223,269	-	12,223,269
Technology	5,777,291	8,449,101	-	14,226,392

Total Common Stock	23,231,446	83,607,628	-	106,839,074

Preferred Stock
Basic Materials	1,859,860	-	-	1,859,860
Communications	-	1,059,341	-	1,059,341
Consumer, Non-cyclical	-	459,758	-	459,758
Financial	-	3,066,238	-	3,066,238
Utilities	-	1,268,219	-	1,268,219

Total Preferred Stock	1,859,860	5,853,556	-	7,713,416

Total Equities	25,091,306	89,461,184	-	114,552,490

Total Long-Term Investments	25,091,306	89,461,184	-	114,552,490

Total Short-Term Investments	-	5,960,152	-	5,960,152

Total Investments	$25,091,306	$95,421,336	$-	$120,512,642

+	Represents security at $0 value as of June 30, 2013.

The following is the aggregate value by input level, as of June 30, 2013, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Futures Contracts
Interest Rate Risk	$1,100,544	$-	$-	$1,100,544
Inflation-Protected and Income Fund
Futures Contracts
Interest Rate Risk	6,801	-	-	6,801
Core Bond Fund
Swap Agreements
Interest Rate Risk	-	17,643	-	17,643

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	$156,232	$-	$-	$156,232
Swap Agreements
Credit Risk	-	3,305	-	3,305
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	627,139	-	627,139
Balanced Fund
Futures Contracts
Equity Risk	10,944	-	-	10,944
Barings Dynamic Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	32,521	-	32,521

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Credit Risk	$-	$(323,833)	$-	$(323,833)
Core Bond Fund
Futures Contracts
Interest Rate Risk	(2,196,035)	-	-	(2,196,035)
Swap Agreements
Credit Risk	-	(1,104,012)	-	(1,104,012)
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	(139,793)	-	-	(139,793)
Swap Agreements
Credit Risk	-	(328,912)	-	(328,912)
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(175,683)	-	(175,683)
Balanced Fund
Futures Contracts
Interest Rate Risk	(54,280)	-	-	(54,280)
Swap Agreements
Credit Risk	-	(27,546)	-	(27,546)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2013.

	Short-Duration Bond Fund	Inflation-Protected and Income Fund	Core Bond Fund	Diversified Bond	Balanced Fund
Investments purchased/sold on a when-issued basis	X		X	X	X
Collateral held/pledged for reverse repurchase agreements		X

	Barings Dynamic Allocation Fund	Value Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund
Securities on loan	X	X	X	X	X	X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2013. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/12	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 6/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/13
Short-Duration Bond Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS†	$1,325,280	$-	$-	$240,800	$-	$-	$-	$-		$1,566,080	$240,800
Other ABS	931,245	-	(10,650)	2,552	1,185,000	(923,147)	-	(630,000	)**	555,000	-

	$2,256,525	$-	$(10,650)	$243,352	$1,185,000	$(923,147)	$-	$(630,000)		$2,121,080	$240,800

Inflation-Protected and Income Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS	$1,049,580	$-	$(23,441)	$14,314	$1,113,200	$(1,040,453)	$-	$(1,113,200	)**	$-	$-

Core Bond Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS†	$4,141,500	$-	$-	$752,500	$-	$-	$-	$-		$4,894,000	$752,500
Other ABS	3,112,725	-	(35,210)	8,142	1,089,994	(3,085,657)	-	(1,089,994	)**	-	-
Student Loans ABS	795,480	-	113,400	(38,880)	-	(870,000)	-	-		-	-

	$8,049,705	$-	$78,190	$721,762	$1,089,994	$(3,955,657)	$-	$(1,089,994)		$4,894,000	$752,500

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 9/30/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/13		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/13
Diversified Bond Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$51,884		$-	$-	$12,269	$-	$-	$-	$-	$64,153		$12,269
Non-U.S. Government
Agency Obligations
Other ABS†	973,252		-	-	176,838	-	-	-	-	1,150,090		176,838
Other ABS	231,525		-	(2,754)	741	-	(229,512)	-	-	-		-

	$1,256,661		$-	$(2,754)	$189,848	$-	$(229,512)	$-	$-	$1,214,243		$189,107

High Yield Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$636,345		$-	$-	$150,466	$-	$-	$-	$-	$786,811		$150,466

International Bond Fund
Long-Term Investments
Bonds & Notes
Sovereign Debt Obligations†	$1,460,845		$-	$-	$8,553	$-	$-	$-	$-	$1,469,398		$8,553

Balanced Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS†	$207,075		$-	$-	$37,625	$-	$-	$-	$-	$244,700		$37,625
Other ABS	102,900		-	(370)	(525)	-	(102,005)	-	-	-		-

	$309,975		$-	$(370)	$37,100	$-	$(102,005)	$-	$-	$244,700		$37,625

Small Cap Opportunities Fund
Long-Term Investments
Equities
Common Stock
Energy	$-	***	$-	$-	$-	$-	$-	$-	$-	$-	††	$-
Rights
Consumer, Non-cyclical	6		-	-	(6)	-	-	-	-	-	††	(6)

	$6		$-	$-	$(6)	$-	$-	$-	$-	$-		$(6)

International Equity Fund
Long-Term Investments
Equities
Warrants
Consumer, Non-cyclical	$-	***	$-	$-	$-	$-	$-	$-	$-	$-	††	$-
Technology	-	***	-	-	-	-	- †††	-	-	-		-

	$-		$-	$-	$-	$-	$-	$-	$-	$-		$-

*	The Funds recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of securities receiving a price directly from a pricing service rather than being fair valued.

Notes to Portfolio of Investments (Unaudited) (Continued)

***	Represents security at $0 value as of September 30, 2012.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value as of June 30, 2013.
†††	Represents security at $0 value at the time of sale.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2013, the following tables show how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management					A		A
Directional Exposures to Currencies					A		M

Futures Contracts**
Hedging/Risk Management	A	A	A	A		A
Duration/Credit Quality Management	A	A	A	A		A
Substitution for Direct Investment	A	A	A	A		A
Intention to Create Investment Leverage in Portfolio	M	M	M	A		M

Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			M
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Leverage in Portfolio			M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A		A	A		A
Duration/Credit Quality Management	A		A	A		A
Income	A		A	A		A
Substitution for Direct Investment	A		A	A		A
Intention to Create Investment Leverage in Portfolio	M		M	M		M

Type of Derivative and Objective for Use	Small Cap Opportunities Fund	Global Fund	International Equity Fund
Rights and Warrants
Result of a Corporate Action	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At June 30, 2013, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$1,100,544	$1,100,544

Liability Derivatives
Swap Agreements	$(323,833)	$-	$-	$-	$(323,833)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	370	370
Swap Agreements	$24,775,000	$-	$-	$-	$24,775,000

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$6,801	$6,801

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	34	34

Core Bond Fund
Asset Derivatives
Swap Agreements	$-	$-	$-	$17,643	$17,643

Liability Derivatives
Futures Contracts	$-	$-	$-	$(2,196,035)	$(2,196,035)
Swap Agreements	(1,104,012)	-	-	-	(1,104,012)

Total Value	$(1,104,012)	$-	$-	$(2,196,035)	$(3,300,047)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	1,501	1,501
Swap Agreements	$87,140,000	$-	$-	$4,000,000	$91,140,000

Diversified Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$156,232	$156,232
Swap Agreements	3,305	-	-	-	3,305

Total Value	$3,305	$-	$-	$156,232	$159,537

Liability Derivatives
Futures Contracts	$-	$-	$-	$(139,793)	$(139,793)
Swap Agreements	(328,912)	-	-	-	(328,912)

Total Value	$(328,912)	$-	$-	$(139,793)	$(468,705)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	153	153
Swap Agreements	$9,055,000	$-	$-	$-	$9,055,000

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk		Foreign Exchange Risk	Interest Rate Risk	Total
International Bond Fund
Asset Derivatives
Forward Contracts	$-	$-		$627,139	$-	$627,139

Liability Derivatives
Forward Contracts	$-	$-		$(175,683)	$-	$(175,683)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-		$35,140,218	$-	$35,140,218

Balanced Fund
Asset Derivatives
Futures Contracts	$-	$10,944		$-	$-	$10,944

Liability Derivatives
Futures Contracts	$-	$-		$-	$(54,280)	$(54,280)
Swap Agreements	(27,546)	-		-	-	(27,546)

Total Value	$(27,546)	$-		$-	$(54,280)	$(81,826)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	12		-	41	53
Swap Agreements	$2,220,000	$-		$-	$-	$2,220,000

Barings Dynamic Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-		$32,521	$-	$32,521

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-		$3,926,604	$-	$3,926,604

Small Cap Opportunities Fund
Asset Derivatives
Rights	$-	$-	+	$-	$-	$-

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	600		-	-	600

Global Fund
Asset Derivatives
Rights	$-	$131,157		$-	$-	$131,157

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	153,705		-	-	153,705

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
International Equity Fund
Asset Derivatives
Rights	$-	$88,593	$-	$-	$88,593
Warrants	-	4,259	-	-	4,259

Total Value	$-	$92,852	$-	$-	$92,852

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	33,980	-	-	33,980
Warrants	-	4,958,618	-	-	4,958,618

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for rights and warrants at June 30, 2013.
+	Represents security at $0 value as of June 30, 2013.

Further details regarding the derivatives and other investments held by the Funds at June 30, 2013, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2013. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
	Barclays Bank PLC	200,000	Canadian Dollar	7/26/13	$189,962	$190,061	$99

	Canadian Imperial Bank of Commerce	300,000	Canadian Dollar	7/26/13	293,970	285,091	(8,879)
	Canadian Imperial Bank of Commerce	810,000,000	Japanese Yen	8/02/13	8,166,640	8,167,908	1,268
	Canadian Imperial Bank of Commerce	15,850,000	South African Rand	8/02/13	1,617,595	1,596,221	(21,374)
	Canadian Imperial Bank of Commerce	6,800,000	South African Rand	8/30/13	691,303	682,118	(9,185)

					10,769,508	10,731,338	(38,170)

	Deutsche Bank AG	350,000	British Pound	9/06/13	534,112	532,102	(2,010)
	Deutsche Bank AG	2,100,000	Euro	9/06/13	2,784,898	2,734,238	(50,660)
	Deutsche Bank AG	100,000,000	Japanese Yen	8/02/13	980,601	1,008,384	27,783
	Deutsche Bank AG	3,192,000	Mexican Peso	8/02/13	245,854	245,667	(187)
	Deutsche Bank AG	6,300,000	Norwegian Krone	9/06/13	1,092,845	1,034,758	(58,087)

					5,638,310	5,555,149	(83,161)

	State Street Bank and Trust Co.	3,400,000	Norwegian Krone	9/06/13	574,905	558,441	(16,464)

					$17,172,685	$17,034,989	$(137,696)

SELLS
	Barclays Bank PLC	16,000,000	Japanese Yen	8/02/13	$156,042	$161,341	$(5,299)

	Canadian Imperial Bank of Commerce	170,760,000	Japanese Yen	8/02/13	1,718,378	1,721,916	(3,538)
	Canadian Imperial Bank of Commerce	9,457,000	Mexican Peso	8/02/13	739,088	727,842	11,246
	Canadian Imperial Bank of Commerce	976,000	Polish Zloty	8/02/13	300,151	293,164	6,987

					2,757,617	2,742,922	14,695

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (Continued)
SELLS (Continued)
	Deutsche Bank AG	2,950,000	Australian Dollar	9/06/13	$2,784,614	$2,684,960	$99,654
	Deutsche Bank AG	2,410,000	British Pound	9/06/13	3,743,678	3,663,900	79,778
	Deutsche Bank AG	600,000	Canadian Dollar	7/26/13	586,433	570,182	16,251
	Deutsche Bank AG	142,500,000	Japanese Yen	8/02/13	1,456,800	1,436,947	19,853
	Deutsche Bank AG	3,400,000	Norwegian Krone	9/06/13	591,904	558,441	33,463
	Deutsche Bank AG	1,000,000	Singapore Dollar	9/06/13	804,497	789,043	15,454
	Deutsche Bank AG	4,400,000	Swedish Krona	9/06/13	671,656	655,149	16,507

					10,639,582	10,358,622	280,960

	Goldman Sachs & Co.	14,000,000	Mexican Peso	8/02/13	1,148,376	1,077,487	70,889
	Goldman Sachs & Co.	15,850,000	South African Rand	8/02/13	1,754,524	1,596,221	158,303

					2,902,900	2,673,708	229,192

	HSBC Bank PLC	4,800,000	Polish Zloty	8/02/13	1,511,392	1,441,788	69,604

					$17,967,533	$17,378,381	$589,152

Barings Dynamic Allocation Fund
SELLS
	Canadian Imperial Bank of Commerce	87,615,000	Japanese Yen	7/24/13	$887,640	$883,465	$4,175

	Goldman Sachs & Co.	121,120,000	Japanese Yen	7/24/13	1,229,678	1,221,314	8,364

	The Northern Trust Company	944,000	Australian Dollar	9/24/13	865,903	858,092	7,811

	UBS AG	92,350,000	Japanese Yen	7/24/13	943,383	931,212	12,171

					$3,926,604	$3,894,083	$32,521

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Portfolio of Investments (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2013:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
SELLS
224	U.S. Treasury Note 10 Year	9/19/13	$(28,350,000)	$840,984
26	U.S. Treasury Note 2 Year	9/30/13	(5,720,000)	7,824
120	U.S. Treasury Note 5 Year	9/30/13	(14,525,625)	251,736

				$1,100,544

Inflation-Protected and Income Fund
SELLS
16	Ultra Long U.S. Treasury Bond	9/19/13	$(2,253,781)	$2,128
18	U.S. Treasury Note 2 Year	9/30/13	(3,960,000)	4,673

				$6,801

Core Bond Fund
BUYS
395	U.S. Treasury Note 2 Year	9/30/13	$86,900,000	$(84,459)
1,106	U.S. Treasury Note 5 Year	9/30/13	133,877,844	(2,111,576)

				$(2,196,035)

Diversified Bond Fund
BUYS
1	Ultra Long U.S. Treasury Bond	9/19/13	$147,312	$(5,270)
37	U.S. Treasury Note 2 Year	9/30/13	8,140,000	(14,592)
73	U.S. Treasury Note 5 Year	9/30/13	8,836,422	(119,931)

				$(139,793)

SELLS
10	Euro-BTP Future	9/06/13	$(1,427,519)	$39,806
30	U.S. Treasury Note 10 Year	9/19/13	(3,796,875)	108,434
2	Ultra Long U.S. Treasury Bond	9/19/13	(271,688)	7,992

				$156,232

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Balanced Fund
BUYS
3	U.S. Treasury Note 10 Year	9/19/13	$379,688	$(11,496)
12	S&P 500 E Mini Index	9/20/13	959,580	10,944
17	U.S. Treasury Note 2 Year	9/30/13	3,740,000	(5,455)
21	U.S. Treasury Note 5 Year	9/30/13	2,541,984	(37,329)

				$(43,336)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection,

Notes to Portfolio of Investments (Unaudited) (Continued)

the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at June 30, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund
Credit Default Swaps
$9,200,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	$(213,219)	$86,909	$(126,310)

10,675,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(161,649)	15,089	(146,560)

4,900,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(72,109)	21,146	(50,963)

Core Bond Fund*
Credit Default Swaps
35,620,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(825,526)	336,489	(489,037)

4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	(19,419)	-	(19,419)

30,500,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(461,856)	43,111	(418,745)

17,000,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(250,175)	73,364	(176,811)

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
$4,000,000	USD	5/17/16	Goldman Sachs & Co.		Fixed 0.530%	3-Month USD-LIBOR-BBA	$17,375	$268	$17,643

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund**
Credit Default Swaps
$1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	$(5,435)	$-	$(5,435)

1,980,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(5.000)%	CDX.NA.HY.18†	(187,709)	95,287	(92,422)
4,950,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(5.000)%	CDX.NA.HY.18†	(364,086)	133,031	(231,055)
1,000,000	EUR	6/20/18	Goldman Sachs & Co.	Buy	(1.000)%	Deutsche Bank	(8,209)	11,514	3,305

							(560,004)	239,832	(320,172)

Balanced Fund
Credit Default Swaps
590,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(13,674)	5,574	(8,100)

180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	(870)	-	(870)

1,050,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(15,900)	1,484	(14,416)

400,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(5,886)	1,726	(4,160)

EUR	Euro
USD	U.S. Dollar
*	Collateral for swap agreements received from Barclays Bank PLC and JP Morgan Chase Bank amounted to $406,253 and $254,520 in securities, respectively, at June 30, 2013.
**	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $183,803 in securities at June 30, 2013.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Rights and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2013, the Funds had no unfunded loan commitments.

Notes to Portfolio of Investments (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Reverse repurchase agreements generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase agreements at June 30, 2013:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 5/01/13, 0.180%, to be repurchased on demand until 7/25/13 at value plus accrued interest.	$9,102,000
Agreement with Banque Paribas, dated 5/15/13, 0.180%, to be repurchased on demand until 8/15/13 at value plus accrued interest.	776,000
Agreement with Banque Paribas, dated 6/13/13, 0.170%, to be repurchased on demand until 9/13/13 at value plus accrued interest.	9,089,000
Agreement with Banque Paribas, dated 6/20/13, 0.150%, to be repurchased on demand until 9/20/13 at value plus accrued interest.	15,213,000
Agreement with Barclays Bank PLC, dated 4/04/13, 0.220%, to be repurchased on demand until 7/09/13 at value plus accrued interest.	9,981,875
Agreement with Barclays Bank PLC, dated 6/13/13, 0.170%, to be repurchased on demand until 9/13/13 at value plus accrued interest.	1,249,188
Agreement with Barclays Bank PLC, dated 6/26/13, 0.160%, to be repurchased on demand until 9/20/13 at value plus accrued interest.	17,690,625
Agreement with Daiwa Securities, dated 5/28/13, 0.180%, to be repurchased on demand until 7/26/13 at value plus accrued interest.	2,887,500
Agreement with Deutsche Bank AG, dated 4/10/13, 0.210%, to be repurchased on demand until 7/10/13 at value plus accrued interest.	2,316,097
Agreement with Deutsche Bank AG, dated 4/24/13, 0.200%, to be repurchased on demand until 7/24/13 at value plus accrued interest.	14,543,311
Agreement with Deutsche Bank AG, dated 5/14/13, 0.190%, to be repurchased on demand until 8/13/13 at value plus accrued interest.	7,444,192
Agreement with Deutsche Bank AG, dated 6/13/13, 0.180%, to be repurchased on demand until 9/12/13 at value plus accrued interest.	1,762,252
Agreement with Goldman Sachs & Co., dated 4/26/13, 0.200%, to be repurchased on demand until 7/26/13 at value plus accrued interest.	3,523,286

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Agreement with Goldman Sachs & Co., dated 5/09/13, 0.210%, to be repurchased on demand until 8/13/13 at value plus accrued interest.	$19,311,884
Agreement with Goldman Sachs & Co., dated 6/19/13, 0.190%, to be repurchased on demand until 8/21/13 at value plus accrued interest.	28,925,744
Agreement with HSBC Finance Corp., dated 4/09/13, 0.190%, to be repurchased on demand until 7/10/13 at value plus accrued interest.	18,550,050
Agreement with HSBC Finance Corp., dated 5/01/13, 0.180%, to be repurchased on demand until 7/25/13 at value plus accrued interest.	10,498,125
Agreement with HSBC Finance Corp., dated 5/15/13, 0.170%, to be repurchased on demand until 8/14/13 at value plus accrued interest.	12,720,125
Agreement with HSBC Finance Corp., dated 5/28/13, 0.170%, to be repurchased on demand until 8/28/13 at value plus accrued interest.	18,193,775
Agreement with HSBC Finance Corp., dated 6/07/13, 0.160%, to be repurchased on demand until 9/06/13 at value plus accrued interest.	4,190,000
Agreement with HSBC Finance Corp., dated 6/12/13, 0.170%, to be repurchased on demand until 9/12/13 at value plus accrued interest.	6,534,375
Agreement with HSBC Finance Corp., dated 6/26/13, 0.150%, to be repurchased on demand until 7/10/13 at value plus accrued interest.	3,225,000
Agreement with HSBC Finance Corp., dated 6/26/13, 0.150%, to be repurchased on demand until 9/12/13 at value plus accrued interest.	3,572,475
Agreement with Morgan Stanley & Co., dated 4/25/13, 0.200%, to be repurchased on demand until 7/25/13 at value plus accrued interest.	1,269,125
Agreement with Morgan Stanley & Co., dated 5/14/13, 0.170%, to be repurchased on demand until 8/14/13 at value plus accrued interest.	10,511,168
Agreement with Morgan Stanley & Co., dated 5/14/13, 0.190%, to be repurchased on demand until 8/14/13 at value plus accrued interest.	9,540,000
Agreement with Morgan Stanley & Co., dated 6/06/13, 0.190%, to be repurchased on demand until 9/06/13 at value plus accrued interest.	6,827,185

$249,447,357

Average balance outstanding	$219,530,243
Maximum balance outstanding	$310,106,770
Average interest rate	0.26%
Weighted average maturity	63 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Barings Dynamic Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Barings Dynamic Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At June 30, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$581,524,451	$6,918,051	$(4,836,976)	$2,081,075
Inflation-Protected and Income Fund	528,799,259	13,382,163	(10,012,606)	3,369,557
Core Bond Fund	1,706,289,365	38,753,363	(26,370,604)	12,382,759
Diversified Bond Fund	110,783,302	3,201,586	(3,101,981)	(99,605)
High Yield Fund	217,044,767	6,705,026	(5,459,663)	1,245,363
International Bond Fund	56,991,194	546,257	(3,762,261)	(3,216,004)
Balanced Fund	152,644,394	9,096,042	(2,685,823)	6,410,219
Barings Dynamic Allocation Fund	25,115,157	705,795	(469,614)	236,181
Value Fund	114,049,617	7,527,061	(1,544,117)	5,982,944
Disciplined Value Fund	309,151,850	35,005,387	(2,926,456)	32,078,931
Main Street Fund	135,427,549	40,093,493	(809,849)	39,283,644
Capital Appreciation Fund	218,312,398	66,844,534	(1,945,327)	64,899,207
Disciplined Growth Fund	286,128,617	24,979,541	(3,234,948)	21,744,593
Small Cap Opportunities Fund	146,241,357	26,421,810	(2,094,632)	24,327,178
Global Fund	283,757,066	113,882,226	(10,711,989)	103,170,237
International Equity Fund	436,744,691	120,376,921	(14,134,943)	106,241,978
Focused International Fund	122,022,959	12,130,534	(9,557,230)	2,573,304
Strategic Emerging Markets Fund	126,584,376	7,045,786	(13,117,520)	(6,071,734)

Note: The aggregate cost for investments for the Money Market Fund at June 30, 2013, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2013, was as follows:

	Number of Shares Held as of 09/30/12	Purchases	Sales	Number of Shares Held as of 6/30/13	Value as of 06/30/13	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	5,182,105	41,105,805	43,071,318	3,216,592	$3,216,592	$5,128	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	15,511,786	95,005,525	95,918,678	14,598,633	$14,598,633	$15,904	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

On December 16, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), as clarified with ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” issued in January 2013. ASU 2011-11 amends FASB Accounting Standards Codification Topic 210, specifically requiring an entity to disclose information about offsetting and related arrangements and the

Notes to Portfolio of Investments (Unaudited) (Continued)

effect those arrangements have on the financial position. ASU 2011-11 is effective in annual reporting periods beginning on or after January 1, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2013, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

8.	Upcoming Fund Liquidations

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the International Bond Fund will be dissolved. Effective on or about November 8, 2013 (the “Termination Date”), shareholders of the various classes of the shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

The Trustees have also approved a Plan of Liquidation and Termination pursuant to which it is expected that the Capital Appreciation Fund will be dissolved. Effective on or after January 24, 2014 (the “Termination Date”), shareholders of the various classes of the shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/29/13

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	8/29/13